SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08839

SPDR® SERIES TRUST

(Exact name of registrant as specified in charter)

One Iron Street, Boston, Massachusetts 02210

(Address of principal executive offices) (zip code)

Sean O’Malley, Esq.

Senior Vice President and General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Registrant’s telephone number, including area code: (617) 664-1465

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Item 1. Reports to Shareholders.

(a)	The Report to Shareholders is attached herewith.

Semi-Annual Report
June 30, 2022
SPDR® Series Trust - Fixed Income Funds
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

[This Page Intentionally Left Blank]

SPDR Bloomberg Emerging Markets Local Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/2025	1.5%
Brazil Letras do Tesouro Nacional Zero Coupon, 1/1/2024	1.3
Brazil Letras do Tesouro Nacional Zero Coupon, 7/1/2023	1.3
Philippine Government Bond 4.88% 1/20/2032	1.0
Poland Government Bond 2.75% 4/25/2028	0.8
TOTAL	5.9%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Foreign Government Obligations	97.2%
Corporate Bonds & Notes	0.0 *
Short-Term Investments	1.8
Other Assets in Excess of Liabilities	1.0
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2022

Description	% of Total Investments
South Korea	12.5%
China	12.4
Indonesia	9.0
Malaysia	7.0
Brazil	6.7
Poland	4.4
Thailand	4.4
Czech Republic	4.4
Mexico	4.3
Israel	4.3
TOTAL	69.4%
(The Fund's asset allocation and sector breakdown are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Seven & i Holdings Co., Ltd. 0.19% 12/19/2025	0.7%
NTT Finance Corp. 0.38% 9/20/2030	0.7
Volkswagen International Finance NV 1.88% 3/30/2027	0.5
Orange SA 8.13% 1/28/2033	0.5
Enel Finance International NV 0.38% 6/17/2027	0.4
TOTAL	2.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Corporate Bonds & Notes	98.7%
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(1.3)
TOTAL	100.0%
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
China Government Bond 3.25% 11/22/2028	1.3%
China Government Bond 4.08% 10/22/2048	1.0
China Government Bond 3.29% 10/18/2023	0.8
Government of Japan 5 Year Bond 0.10% 12/20/2023	0.5
Indonesia Treasury Bond 6.63% 5/15/2033	0.5
TOTAL	4.1%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.7
TOTAL	100.0%
Top Ten Countries as of June 30, 2022

Description	% of Total Investments
Japan	23.2%
United Kingdom	5.3
France	4.8
Canada	4.6
Australia	4.6
Italy	4.6
Germany	4.6
Spain	4.6
China	4.6
South Korea	4.5
TOTAL	65.4%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR Bloomberg Short Term International Treasury Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Government of Japan 5 Year Bond 0.10% 9/20/2024	4.2%
China Government Bond 2.36% 7/2/2023	3.8
Government of Japan 5 Year Bond 0.10% 3/20/2025	2.7
Government of Japan 5 Year Bond 0.10% 12/20/2023	2.5
Government of Japan 5 Year Bond 0.10% 3/20/2024	2.5
TOTAL	15.7%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Foreign Government Obligations	99.2%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2022

Description	% of Total Investments
Japan	23.3%
Italy	5.5
France	4.7
Spain	4.6
Germany	4.6
Australia	4.6
South Korea	4.6
China	4.5
United Kingdom	4.5
Canada	4.5
TOTAL	65.4%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Portfolio Statistics (Unaudited)
Top Five Holdings as of June 30, 2022

Description	% of Net Assets
Deutsche Bundesrepublik Inflation Linked Bond 0.50% 4/15/2030	1.8%
Deutsche Bundesrepublik Inflation Linked Bond 0.10% 4/15/2026	1.4
United Kingdom Gilt Inflation Linked 0.13% 8/10/2041	1.4
Brazil Notas do Tesouro Nacional Serie B 6.00% 8/15/2024	1.3
Bonos de la Tesoreria de la Republica 3.00% 1/1/2044	1.3
TOTAL	7.2%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Asset Allocation as of June 30, 2022

% of Net Assets
Foreign Government Obligations	98.1%
Short-Term Investment	0.0 *
Other Assets in Excess of Liabilities	1.9
TOTAL	100.0%
*	Amount shown represents less than 0.05% of net assets.
Top Ten Countries as of June 30, 2022

Description	% of Total Investments
United Kingdom	21.9%
France	7.8
Brazil	6.5
Italy	5.0
Japan	4.8
Turkey	4.8
Israel	4.8
Australia	4.8
Spain	4.7
Germany	4.6
TOTAL	69.7%
(The Fund's asset allocation and top ten countries are expressed as a percentage of net assets and total investments, respectively, and may change over time.)
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 0.0% (a)
SUPRANATIONAL — 0.0% (a)
International Bank for Reconstruction & Development Series GDIF, 4.00%, 5/30/2023	PEN	3,500,000	$ 900,225
TOTAL CORPORATE BONDS & NOTES (Cost $1,065,777)			900,225
FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
BRAZIL — 6.6%
Brazil Letras do Tesouro Nacional:
Series LTN, Zero Coupon, 7/1/2023	BRL	156,900,000	26,369,023
Series LTN, Zero Coupon, 1/1/2024	BRL	171,200,000	27,072,350
Series LTN, Zero Coupon, 4/1/2024	BRL	36,500,000	5,613,218
Series LTN, Zero Coupon, 7/1/2024	BRL	79,200,000	11,821,205
Series LTN, Zero Coupon, 1/1/2025	BRL	28,400,000	4,014,466
Brazil Notas do Tesouro Nacional Serie F:
Series NTNF, 10.00%, 1/1/2025	BRL	174,450,000	31,444,300
Series NTNF, 10.00%, 1/1/2027	BRL	74,075,000	12,859,928
Series NTNF, 10.00%, 1/1/2029	BRL	57,390,000	9,614,957
Series NTNF, 10.00%, 1/1/2031	BRL	40,000,000	6,527,063
Series NTNF, 10.00%, 1/1/2033	BRL	10,000,000	1,595,159
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	61,862
10.25%, 1/10/2028	BRL	1,000,000	175,365
			137,168,896
CHILE — 2.9%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (b)	CLP	3,135,000,000	2,641,881
2.50%, 3/1/2025	CLP	120,000,000	115,747
2.80%, 10/1/2033 (b)	CLP	1,000,000,000	761,579
4.00%, 3/1/2023 (b)	CLP	2,135,000,000	2,204,723
4.50%, 3/1/2026	CLP	4,365,000,000	4,380,109
4.70%, 9/1/2030 (b)	CLP	12,030,000,000	11,507,793
5.00%, 10/1/2028 (b)	CLP	6,900,000,000	6,810,422
5.00%, 3/1/2035	CLP	11,210,000,000	10,536,628
Security Description		Principal Amount	Value
5.10%, 7/15/2050	CLP	1,470,000,000	$ 1,306,486
5.80%, 6/1/2024 (b)	CLP	9,980,000,000	10,367,442
Series 30YR, 6.00%, 1/1/2043	CLP	10,075,000,000	10,319,717
			60,952,527
CHINA — 12.3%
China Development Bank:
Series 1903, 3.30%, 2/1/2024	CNY	21,000,000	3,184,617
Series 1908, 3.42%, 7/2/2024	CNY	6,300,000	958,854
Series 1518, 3.74%, 9/10/2025	CNY	2,000,000	308,058
Series 1605, 3.80%, 1/25/2036	CNY	6,500,000	1,024,874
Series 1510, 4.21%, 4/13/2025	CNY	9,000,000	1,400,268
Series 1708, 4.30%, 8/21/2024	CNY	10,000,000	1,549,692
Series 1805, 4.88%, 2/9/2028	CNY	3,000,000	491,182
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	70,000,000	10,323,335
2.24%, 5/25/2025	CNY	15,000,000	2,227,963
Series INBK, 2.26%, 2/24/2025	CNY	58,000,000	8,624,337
Series INBK, 2.28%, 3/17/2024	CNY	64,000,000	9,563,719
Series INBK, 2.36%, 7/2/2023	CNY	12,500,000	1,873,498
Series INBK, 2.37%, 1/20/2027	CNY	28,500,000	4,205,193
Series INBK, 2.47%, 9/2/2024	CNY	10,000,000	1,498,439
Series INBK, 2.48%, 4/15/2027	CNY	25,000,000	3,709,835
Series INBK, 2.56%, 10/21/2023	CNY	60,000,000	9,010,890
Series INBK, 2.68%, 5/21/2030	CNY	46,000,000	6,761,922
Series INBK, 2.69%, 8/12/2026	CNY	69,920,000	10,476,563
Series INBK, 2.80%, 3/24/2029	CNY	15,000,000	2,237,822
Series INBK, 2.84%, 4/8/2024	CNY	80,000,000	12,073,203
Series INBK, 2.85%, 6/4/2027	CNY	50,000,000	7,532,840
Series INBK, 2.88%, 11/5/2023	CNY	42,000,000	6,334,842
Series INBK, 2.89%, 11/18/2031	CNY	23,500,000	3,513,108
Series 1610, 2.90%, 5/5/2026	CNY	10,000,000	1,509,840

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series INBK, 2.91%, 10/14/2028	CNY	30,000,000	$ 4,501,450
Series 1913, 2.94%, 10/17/2024	CNY	21,000,000	3,178,759
Series INBK, 3.01%, 5/13/2028	CNY	38,000,000	5,752,082
Series INBK, 3.02%, 10/22/2025	CNY	34,000,000	5,158,869
Series INBK, 3.02%, 5/27/2031	CNY	52,000,000	7,847,966
Series INBK, 3.03%, 3/11/2026	CNY	37,000,000	5,613,480
Series 1916, 3.12%, 12/5/2026	CNY	42,600,000	6,499,804
Series 1915, 3.13%, 11/21/2029	CNY	53,000,000	8,049,470
Series 1904, 3.19%, 4/11/2024	CNY	27,000,000	4,101,566
Series 1828, 3.22%, 12/6/2025	CNY	7,790,000	1,189,653
Series 1907, 3.25%, 6/6/2026	CNY	29,800,000	4,562,543
Series 1827, 3.25%, 11/22/2028	CNY	10,000,000	1,533,720
Series INBK, 3.27%, 11/19/2030	CNY	37,000,000	5,690,692
Series 1619, 3.27%, 8/22/2046	CNY	15,000,000	2,202,015
Series INBK, 3.28%, 12/3/2027	CNY	35,400,000	5,445,232
Series 1823, 3.29%, 10/18/2023	CNY	17,000,000	2,578,909
Series 1906, 3.29%, 5/23/2029	CNY	34,600,000	5,330,157
Series INBK, 3.32%, 4/15/2052	CNY	10,000,000	1,500,155
Series INBK, 3.39%, 3/16/2050	CNY	39,000,000	5,824,680
Series 1626, 3.48%, 11/21/2066	CNY	6,700,000	1,014,406
Series 1710, 3.52%, 5/4/2027	CNY	5,000,000	778,778
Series 1608, 3.52%, 4/25/2046	CNY	11,000,000	1,680,568
Series INBK, 3.53%, 10/18/2051	CNY	6,000,000	929,205
Series 1819, 3.54%, 8/16/2028	CNY	10,000,000	1,564,269
Series INBK, 3.72%, 4/12/2051	CNY	20,000,000	3,183,722
Series INBK, 3.73%, 5/25/2070	CNY	35,000,000	5,611,800
Series 1521, 3.74%, 9/22/2035	CNY	17,800,000	2,866,339
Series 1525, 3.74%, 10/20/2045	CNY	13,000,000	2,118,674
Security Description		Principal Amount	Value
Series INBK, 3.76%, 3/22/2071	CNY	21,000,000	$ 3,392,508
Series 1705, 3.77%, 2/20/2047	CNY	13,000,000	2,061,371
Series INBK, 3.81%, 9/14/2050	CNY	38,000,000	6,126,488
Series 1910, 3.86%, 7/22/2049	CNY	26,500,000	4,292,487
Series 1023, 3.96%, 7/29/2040	CNY	18,000,000	2,956,516
Series 1817, 3.97%, 7/23/2048	CNY	10,000,000	1,645,669
Series 1908, 4.00%, 6/24/2069	CNY	9,000,000	1,528,852
Series 1715, 4.05%, 7/24/2047	CNY	15,000,000	2,488,550
Series 1003, 4.08%, 3/1/2040	CNY	5,000,000	834,642
Series 1824, 4.08%, 10/22/2048	CNY	25,300,000	4,243,846
Series 1508, 4.09%, 4/27/2035	CNY	1,000,000	166,404
Series 1806, 4.22%, 3/19/2048	CNY	8,000,000	1,371,155
Series 1722, 4.28%, 10/23/2047	CNY	3,250,000	563,869
Series 1116, 4.50%, 6/23/2041	CNY	21,000,000	3,749,580
Series 2417, 4.63%, 8/11/2034	CNY	17,000,000	3,003,909
Series 1319, 4.76%, 9/16/2043	CNY	2,000,000	368,623
			255,498,326
COLOMBIA — 4.1%
Colombia Government International Bond 9.85%, 6/28/2027	COP	115,000,000	27,100
Colombian TES:
Series B, 5.75%, 11/3/2027	COP	13,650,000,000	2,593,927
Series B, 6.00%, 4/28/2028	COP	76,015,000,000	14,321,091
Series B, 6.25%, 11/26/2025	COP	61,375,000,000	12,942,553
Series B, 6.25%, 7/9/2036	COP	17,300,000,000	2,638,634
Series B, 7.00%, 3/26/2031	COP	58,850,000,000	10,717,203
Series B, 7.00%, 6/30/2032	COP	34,464,000,000	6,136,532
Series B, 7.25%, 10/18/2034	COP	18,425,000,000	3,194,074
Series B, 7.25%, 10/26/2050	COP	23,400,000,000	3,557,369
Series B, 7.50%, 8/26/2026	COP	75,802,000,000	16,248,351

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series B, 7.75%, 9/18/2030	COP	14,800,000,000	$ 2,884,263
Series B, 9.25%, 5/28/2042	COP	40,900,000,000	7,869,370
Series B, 10.00%, 7/24/2024	COP	5,530,000,000	1,326,192
			84,456,659
CZECH REPUBLIC — 4.3%
Czech Republic Government Bond:
Series 135, Zero Coupon, 12/12/2024	CZK	43,500,000	1,577,463
Series 130, 0.05%, 11/29/2029	CZK	81,550,000	2,372,704
Series 100, 0.25%, 2/10/2027	CZK	222,730,000	7,427,424
Series 97, 0.45%, 10/25/2023	CZK	99,240,000	3,868,071
Series 94, 0.95%, 5/15/2030	CZK	269,280,000	8,387,916
Series 95, 1.00%, 6/26/2026	CZK	315,930,000	11,162,967
Series 121, 1.20%, 3/13/2031	CZK	127,570,000	3,968,340
Series 120, 1.25%, 2/14/2025	CZK	212,390,000	7,912,959
Series 125, 1.50%, 4/24/2040	CZK	7,460,000	187,287
Series 138, 1.75%, 6/23/2032	CZK	6,540,000	208,555
Series 142, 1.95%, 7/30/2037	CZK	70,000,000	2,032,827
Series 103, 2.00%, 10/13/2033	CZK	344,550,000	10,996,114
Series 89, 2.40%, 9/17/2025	CZK	197,700,000	7,532,773
Series 78, 2.50%, 8/25/2028	CZK	238,700,000	8,656,099
Series 105, 2.75%, 7/23/2029	CZK	89,250,000	3,247,834
Series 145, 3.50%, 5/30/2035	CZK	60,000,000	2,213,849
Series 49, 4.20%, 12/4/2036	CZK	128,380,000	5,035,329
Series 53, 4.85%, 11/26/2057	CZK	12,300,000	484,191
Series 58, 5.70%, 5/25/2024	CZK	53,540,000	2,239,116
			89,511,818
HUNGARY — 3.6%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	898,000,000	1,864,662
Security Description		Principal Amount	Value
Series 23/C, 1.50%, 8/23/2023	HUF	72,620,000	$ 179,225
Series 26/E, 1.50%, 4/22/2026	HUF	3,571,180,000	7,358,021
Series 26/F, 1.50%, 8/26/2026 (c)	HUF	2,405,000,000	4,843,078
Series 29/A, 2.00%, 5/23/2029 (c)	HUF	2,131,220,000	3,859,938
Series 33/A, 2.25%, 4/20/2033 (c)	HUF	829,670,000	1,301,334
Series 34/A, 2.25%, 6/22/2034	HUF	2,237,500,000	3,357,960
Series 24/C, 2.50%, 10/24/2024	HUF	2,302,600,000	5,342,683
Series 26/D, 2.75%, 12/22/2026	HUF	3,038,000,000	6,353,274
Series 24/B, 3.00%, 6/26/2024	HUF	3,479,170,000	8,300,270
Series 27/A, 3.00%, 10/27/2027 (c)	HUF	1,880,970,000	3,855,707
Series 30/A, 3.00%, 8/21/2030	HUF	4,357,500,000	8,086,531
Series 38/A, 3.00%, 10/27/2038	HUF	2,203,760,000	3,215,356
Series 41/A, 3.00%, 4/25/2041	HUF	868,900,000	1,207,403
Series 31/A, 3.25%, 10/22/2031 (c)	HUF	1,219,870,000	2,237,961
Series 28/B, 4.50%, 3/23/2028	HUF	380,000,000	827,534
Series 32/A, 4.75%, 11/24/2032 (c)	HUF	920,000,000	1,860,155
Series 25/B, 5.50%, 6/24/2025 (c)	HUF	3,084,620,000	7,525,843
Series 23/A, 6.00%, 11/24/2023	HUF	493,510,000	1,269,988
Series 28/A, 6.75%, 10/22/2028	HUF	984,500,000	2,403,068
			75,249,991
INDONESIA — 8.9%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	54,500,000,000	3,502,414
Series FR86, 5.50%, 4/15/2026	IDR	124,900,000,000	8,224,662
Series FR64, 6.13%, 5/15/2028	IDR	105,750,000,000	6,935,241
Series FR88, 6.25%, 6/15/2036	IDR	20,000,000,000	1,206,914
Series FR91, 6.38%, 4/15/2032	IDR	122,000,000,000	7,688,272
Series FR93, 6.38%, 7/15/2037	IDR	15,000,000,000	918,084
Series FR62, 6.38%, 4/15/2042	IDR	1,700,000,000	103,834

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series FR81, 6.50%, 6/15/2025	IDR	94,500,000,000	$ 6,505,102
Series FR87, 6.50%, 2/15/2031	IDR	141,700,000,000	9,074,126
Series FR65, 6.63%, 5/15/2033	IDR	75,000,000,000	4,732,338
Series FR89, 6.88%, 8/15/2051	IDR	32,000,000,000	2,010,796
Series FR59, 7.00%, 5/15/2027	IDR	88,000,000,000	6,054,707
Series FR82, 7.00%, 9/15/2030	IDR	132,600,000,000	8,820,715
Series FR92, 7.13%, 6/15/2042	IDR	105,000,000,000	6,945,471
Series FR76, 7.38%, 5/15/2048	IDR	41,700,000,000	2,755,181
Series FR74, 7.50%, 8/15/2032	IDR	26,300,000,000	1,774,224
Series FR80, 7.50%, 6/15/2035	IDR	49,600,000,000	3,346,065
Series FR75, 7.50%, 5/15/2038	IDR	56,910,000,000	3,785,723
Series FR83, 7.50%, 4/15/2040	IDR	98,500,000,000	6,605,236
Series FR85, 7.75%, 4/15/2031	IDR	11,000,000,000	755,871
Series FR77, 8.13%, 5/15/2024	IDR	95,100,000,000	6,718,762
Series FR78, 8.25%, 5/15/2029	IDR	98,150,000,000	7,000,126
Series FR58, 8.25%, 6/15/2032	IDR	3,710,000,000	262,309
Series FR72, 8.25%, 5/15/2036	IDR	55,090,000,000	3,897,624
Series FR70, 8.38%, 3/15/2024	IDR	120,600,000,000	8,520,322
Series FR56, 8.38%, 9/15/2026	IDR	94,300,000,000	6,833,150
Series FR68, 8.38%, 3/15/2034	IDR	127,700,000,000	9,120,510
Series FR79, 8.38%, 4/15/2039	IDR	67,000,000,000	4,762,745
Series FR73, 8.75%, 5/15/2031	IDR	69,050,000,000	5,031,299
Series FR67, 8.75%, 2/15/2044	IDR	47,050,000,000	3,557,198
Series FR71, 9.00%, 3/15/2029	IDR	86,000,000,000	6,350,059
Series FR57, 9.50%, 5/15/2041	IDR	1,000,000,000	79,810
Series FR45, 9.75%, 5/15/2037	IDR	1,250,000,000	99,851
Perusahaan Penerbit SBSN Indonesia:
Series PBS, 4.00%, 7/15/2024	IDR	30,000,000,000	1,961,945
Security Description		Principal Amount	Value
Series PBS, 4.88%, 7/15/2026	IDR	82,000,000,000	$ 5,268,344
5.88%, 7/15/2028	IDR	2,338,000,000	151,959
Series PBS, 6.13%, 10/15/2025	IDR	33,000,000,000	2,247,010
Series PBS, 6.38%, 3/15/2034	IDR	77,522,000,000	4,884,981
Series PBS, 6.50%, 6/15/2039	IDR	9,000,000,000	562,614
Series PBS, 6.63%, 10/15/2024	IDR	66,000,000,000	4,587,734
Series PBS, 6.75%, 6/15/2047	IDR	41,875,000,000	2,637,584
Series PBS, 7.75%, 10/15/2046	IDR	23,000,000,000	1,625,255
Series PBS, 8.25%, 9/15/2023	IDR	20,000,000,000	1,402,115
Series PBS, 8.75%, 8/15/2023	IDR	3,800,000,000	267,192
Series PBS, 8.88%, 11/15/2031	IDR	74,200,000,000	5,606,776
			185,182,250
ISRAEL — 4.3%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	3,850,000	1,076,810
Series 1024, 0.40%, 10/31/2024	ILS	22,700,000	6,199,045
Series 0425, 0.50%, 4/30/2025	ILS	20,500,000	5,575,135
Series 0226, 0.50%, 2/27/2026	ILS	28,800,000	7,683,770
Series 0330, 1.00%, 3/31/2030	ILS	24,700,000	6,264,514
Series 1123, 1.50%, 11/30/2023	ILS	7,835,000	2,227,011
Series 0537, 1.50%, 5/31/2037	ILS	32,100,000	7,435,534
Series 0825, 1.75%, 8/31/2025	ILS	24,480,000	6,870,636
Series 0327, 2.00%, 3/31/2027	ILS	27,850,000	7,806,007
Series 0928, 2.25%, 9/28/2028	ILS	22,995,000	6,469,838
Series 1152, 2.80%, 11/29/2052	ILS	1,000,000	250,997
Series 0324, 3.75%, 3/31/2024	ILS	44,450,000	13,005,674
Series 0347, 3.75%, 3/31/2047	ILS	39,125,000	11,860,421
Series 0142, 5.50%, 1/31/2042	ILS	10,010,000	3,811,030
Series 1026, 6.25%, 10/30/2026	ILS	5,225,000	1,725,937
			88,262,359

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
MALAYSIA — 6.9%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	19,800,000	$ 3,942,889
Series 0319, 3.48%, 6/14/2024	MYR	15,300,000	3,484,159
Series 0307, 3.50%, 5/31/2027	MYR	17,170,000	3,803,078
Series 0122, 3.58%, 7/15/2032	MYR	8,800,000	1,888,501
Series 0513, 3.73%, 6/15/2028	MYR	28,150,000	6,227,889
Series 0519, 3.76%, 5/22/2040	MYR	15,330,000	3,026,875
Series 0116, 3.80%, 8/17/2023	MYR	1,791,000	409,588
Series 0419, 3.83%, 7/5/2034	MYR	22,350,000	4,696,664
Series 0413, 3.84%, 4/15/2033	MYR	12,860,000	2,731,745
Series 0118, 3.88%, 3/14/2025	MYR	18,700,000	4,282,438
Series 0212, 3.89%, 3/15/2027	MYR	600,000	135,631
Series 0219, 3.89%, 8/15/2029	MYR	9,805,000	2,171,117
Series 0316, 3.90%, 11/30/2026	MYR	21,105,000	4,776,745
Series 0417, 3.90%, 11/16/2027	MYR	9,530,000	2,138,354
Series 0119, 3.91%, 7/15/2026	MYR	7,540,000	1,707,498
Series 0115, 3.96%, 9/15/2025	MYR	34,412,000	7,857,420
Series 0217, 4.06%, 9/30/2024	MYR	915,000	210,279
Series 0120, 4.07%, 6/15/2050	MYR	19,800,000	3,878,554
Series 0412, 4.13%, 4/15/2032	MYR	800,000	176,930
Series 0114, 4.18%, 7/15/2024	MYR	4,462,000	1,028,935
Series 0415, 4.25%, 5/31/2035	MYR	14,650,000	3,186,960
Series 0318, 4.64%, 11/7/2033	MYR	11,430,000	2,601,941
Series 0216, 4.74%, 3/15/2046	MYR	10,425,000	2,288,884
Series 0317, 4.76%, 4/7/2037	MYR	7,975,000	1,832,703
Series 3/05, 4.84%, 7/15/2025	MYR	170,000	39,869
Series 0418, 4.89%, 6/8/2038	MYR	5,250,000	1,202,023
Series 0518, 4.92%, 7/6/2048	MYR	8,500,000	1,904,116
Security Description		Principal Amount	Value
Series 0713, 4.94%, 9/30/2043	MYR	14,050,000	$ 3,202,137
Malaysia Government Investment Series 0319, 3.73%, 3/31/2026	MYR	30,400,000	6,890,438
Malaysia Government Investment Issue:
Series 0120, 3.42%, 9/30/2027	MYR	23,700,000	5,214,009
Series 0121, 3.45%, 7/15/2036	MYR	23,000,000	4,547,193
Series 0220, 3.47%, 10/15/2030	MYR	37,740,000	8,000,308
Series 0419, 3.66%, 10/15/2024	MYR	14,350,000	3,272,910
Series 0217, 4.05%, 8/15/2024	MYR	14,650,000	3,369,692
Series 0316, 4.07%, 9/30/2026	MYR	4,925,000	1,128,728
Series 0318, 4.09%, 11/30/2023	MYR	2,570,000	590,039
Series 0619, 4.12%, 11/30/2034	MYR	10,000,000	2,154,371
Series 0118, 4.13%, 8/15/2025	MYR	7,380,000	1,697,474
Series 0119, 4.13%, 7/9/2029	MYR	14,500,000	3,275,957
Series 0117, 4.26%, 7/26/2027	MYR	3,720,000	857,736
Series 0218, 4.37%, 10/31/2028	MYR	29,680,000	6,781,367
Series 0221, 4.42%, 9/30/2041	MYR	22,200,000	4,683,004
Series 0813, 4.44%, 5/22/2024	MYR	21,000,000	4,863,611
Series 0219, 4.47%, 9/15/2039	MYR	15,800,000	3,377,687
Series 0513, 4.58%, 8/30/2033	MYR	8,400,000	1,909,026
Series 0519, 4.64%, 11/15/2049	MYR	9,200,000	1,966,337
Series 0617, 4.72%, 6/15/2033	MYR	13,200,000	3,040,398
Series 0517, 4.76%, 8/4/2037	MYR	3,300,000	743,519
Series 0615, 4.79%, 10/31/2035	MYR	810,000	184,986
Series 0417, 4.90%, 5/8/2047	MYR	1,750,000	388,939
			143,771,651
MEXICO — 4.3%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	148,829,300	6,330,561
Series M, 5.75%, 3/5/2026	MXN	350,157,200	15,433,592

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series M 20, 7.50%, 6/3/2027	MXN	151,220,700	$ 7,004,312
Series M, 7.75%, 5/29/2031	MXN	86,396,800	3,938,777
Series M, 7.75%, 11/23/2034	MXN	123,768,100	5,533,992
Series M, 7.75%, 11/13/2042	MXN	100,089,600	4,335,368
Series M, 8.00%, 12/7/2023	MXN	890,800	43,296
Series M, 8.00%, 9/5/2024	MXN	308,640,200	14,872,768
Series M, 8.00%, 11/7/2047	MXN	166,950,800	7,374,607
Series M 20, 8.50%, 5/31/2029	MXN	136,486,300	6,565,170
Series M 30, 8.50%, 11/18/2038	MXN	199,050,000	9,354,164
Series M 20, 10.00%, 12/5/2024	MXN	131,995,500	6,627,596
Series M 30, 10.00%, 11/20/2036	MXN	18,100,000	966,033
			88,380,236
PERU — 3.3%
Peru Government Bond:
5.35%, 8/12/2040	PEN	3,100,000	608,783
5.40%, 8/12/2034	PEN	22,100,000	4,682,644
5.70%, 8/12/2024	PEN	8,200,000	2,144,272
5.94%, 2/12/2029	PEN	35,725,000	8,581,666
6.15%, 8/12/2032	PEN	32,507,000	7,555,851
6.35%, 8/12/2028	PEN	66,900,000	16,590,041
6.71%, 2/12/2055	PEN	1,000,000	221,443
6.85%, 2/12/2042	PEN	18,000,000	4,179,643
6.90%, 8/12/2037	PEN	49,075,000	11,667,499
6.95%, 8/12/2031	PEN	34,420,000	8,593,717
8.20%, 8/12/2026	PEN	13,200,000	3,631,655
Peruvian Government International Bond Series REGS, 6.71%, 2/12/2055	PEN	475,000	105,185
			68,562,399
PHILIPPINES — 4.3%
Philippine Government Bond:
Series 3-25, 2.38%, 9/10/2023	PHP	228,800,000	4,087,713
Series 1065, 2.88%, 7/9/2030	PHP	153,500,000	2,145,590
Series 5-77, 3.38%, 4/8/2026	PHP	570,000,000	9,459,889
Series 7-58, 3.50%, 4/21/2023	PHP	25,500,000	463,503
Series R105, 3.50%, 9/20/2026	PHP	22,000,000	365,614
Series 1060, 3.63%, 9/9/2025	PHP	82,000,000	1,412,474
Security Description		Principal Amount	Value
Series 7-64, 3.63%, 4/22/2028	PHP	70,000,000	$ 1,113,550
Series 2020, 3.63%, 3/21/2033	PHP	43,150,000	576,481
Series 7-65, 3.75%, 8/12/2028	PHP	960,000,000	15,067,557
Series 1066, 4.00%, 7/22/2031	PHP	227,000,000	3,315,770
Series 1059, 4.13%, 8/20/2024	PHP	18,700,000	336,385
Series 5-76, 4.25%, 10/17/2024	PHP	50,000,000	898,093
Series 3-27, 4.25%, 4/7/2025	PHP	215,000,000	3,845,874
Series 7-59, 4.50%, 4/20/2024	PHP	68,200,000	1,240,278
Series 2511, 4.63%, 9/9/2040	PHP	156,500,000	2,094,954
Series 1061, 4.75%, 5/4/2027	PHP	276,950,000	4,835,310
Series 1067, 4.88%, 1/20/2032	PHP	1,295,000,000	20,179,720
Series 2024, 5.13%, 7/15/2041	PHP	20,000,000	292,589
Series 2021, 5.25%, 5/18/2037	PHP	48,800,000	727,866
Series 7-61, 5.75%, 4/12/2025	PHP	89,500,000	1,661,018
Series R251, 6.13%, 10/24/2037	PHP	67,000,000	1,092,700
Series 7-62, 6.25%, 2/14/2026	PHP	105,000,000	1,944,205
Series 1063, 6.25%, 3/22/2028	PHP	97,700,000	1,803,843
Series 2023, 6.75%, 1/24/2039	PHP	52,700,000	912,342
Series 1064, 6.88%, 1/10/2029	PHP	93,000,000	1,767,425
Series 2017, 8.00%, 7/19/2031	PHP	269,237,338	5,232,682
Series 25-8, 8.13%, 12/16/2035	PHP	38,800,000	758,952
Philippine Government International Bond 6.25%, 1/14/2036	PHP	20,000,000	353,865
			87,986,242
POLAND — 4.4%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	77,693,000	12,927,952
Series 0425, 0.75%, 4/25/2025	PLN	47,500,000	8,895,982
Series 1030, 1.25%, 10/25/2030	PLN	1,590,000	230,515
Series 1024, 2.25%, 10/25/2024	PLN	34,090,000	6,737,094

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 0424, 2.50%, 4/25/2024	PLN	63,590,000	$ 12,971,605
Series 0428, 2.75%, 4/25/2028	PLN	96,250,000	17,084,089
Series 1029, 2.75%, 10/25/2029	PLN	48,510,000	8,246,759
Series 0447, 4.00%, 4/25/2047	PLN	400,000	52,293
Series 0429, 5.75%, 4/25/2029	PLN	2,750,000	577,544
Republic of Poland Government Bond:
Series 0724, 0.01%, 7/25/2024	PLN	55,650,000	10,629,167
Series 0432, 1.75%, 4/25/2032	PLN	43,500,000	6,114,973
Series 0527, 3.75%, 5/25/2027	PLN	33,000,000	6,293,404
			90,761,377
ROMANIA — 3.5%
Romania Government Bond:
Series 7Y, 2.50%, 10/25/2027	RON	35,100,000	5,469,465
Series 7Y, 3.25%, 4/29/2024	RON	15,100,000	2,904,471
Series 5Y, 3.25%, 6/24/2026	RON	30,000,000	5,185,655
Series 5Y, 3.65%, 7/28/2025	RON	10,600,000	1,936,660
Series 15Y, 3.65%, 9/24/2031	RON	12,200,000	1,749,506
Series 4YR, 3.70%, 11/25/2024 (c)	RON	11,300,000	2,130,605
Series 3Y, 4.00%, 10/25/2023	RON	32,990,000	6,570,686
Series 8Y, 4.15%, 1/26/2028	RON	19,750,000	3,326,220
Series 10YR, 4.15%, 10/24/2030	RON	31,930,000	4,914,928
Series 5Y, 4.25%, 4/28/2036	RON	8,000,000	1,061,628
Series 4.3Y, 4.40%, 9/25/2023	RON	27,800,000	5,583,502
Series 5Y, 4.50%, 6/17/2024 (c)	RON	48,200,000	9,418,633
Series 10Y, 4.75%, 2/24/2025	RON	18,125,000	3,469,318
Series 15Y, 4.75%, 10/11/2034 (c)	RON	25,400,000	3,714,618
Series 7Y, 4.85%, 4/22/2026	RON	36,825,000	6,802,521
Series 8Y, 4.85%, 7/25/2029	RON	10,000,000	1,677,498
Series 10Y, 5.00%, 2/12/2029	RON	12,185,000	2,083,409
Security Description		Principal Amount	Value
Series 15YR, 5.80%, 7/26/2027	RON	25,410,000	$ 4,716,111
			72,715,434
SOUTH AFRICA — 4.1%
South Africa Government Bond:
Series R209, 6.25%, 3/31/2036	ZAR	6,241,000	247,469
Series R214, 6.50%, 2/28/2041	ZAR	23,430,000	876,131
Series R214, 6.50%, 2/28/2041	ZAR	9,900,000	370,196
Series R213, 7.00%, 2/28/2031	ZAR	23,352,000	1,120,098
Series R213, 7.00%, 2/28/2031	ZAR	92,415,000	4,432,761
Series 2030, 8.00%, 1/31/2030	ZAR	279,125,000	14,788,982
Series 2032, 8.25%, 3/31/2032	ZAR	123,877,000	6,326,744
Series 2037, 8.50%, 1/31/2037	ZAR	162,427,000	7,830,603
Series 2044, 8.75%, 1/31/2044	ZAR	181,256,000	8,596,729
Series 2048, 8.75%, 2/28/2048	ZAR	35,180,000	1,650,931
Series 2048, 8.75%, 2/28/2048	ZAR	162,705,000	7,635,441
Series 2035, 8.88%, 2/28/2035	ZAR	197,325,000	10,094,801
Series 2040, 9.00%, 1/31/2040	ZAR	155,590,000	7,651,049
Series R186, 10.50%, 12/21/2026	ZAR	200,980,000	12,978,284
			84,600,219
SOUTH KOREA — 12.4%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	9,530,000,000	7,091,585
Series 2406, 1.13%, 6/10/2024	KRW	18,400,000,000	13,545,294
Series 2509, 1.13%, 9/10/2025	KRW	12,700,000,000	9,037,510
Series 3909, 1.13%, 9/10/2039	KRW	8,450,000,000	4,445,783
Series 2603, 1.25%, 3/10/2026	KRW	8,300,000,000	5,859,919
Series 2409, 1.38%, 9/10/2024	KRW	3,160,000,000	2,323,317
Series 2912, 1.38%, 12/10/2029	KRW	11,000,000,000	7,197,598
Series 3006, 1.38%, 6/10/2030	KRW	13,280,000,000	8,603,552

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 2503, 1.50%, 3/10/2025	KRW	16,840,000,000	$ 12,271,213
Series 2612, 1.50%, 12/10/2026	KRW	4,344,000,000	3,047,830
Series 3012, 1.50%, 12/10/2030	KRW	9,400,000,000	6,095,537
Series 3609, 1.50%, 9/10/2036	KRW	6,003,000,000	3,546,166
Series 4009, 1.50%, 9/10/2040	KRW	14,300,000,000	7,924,933
Series 5003, 1.50%, 3/10/2050	KRW	17,730,000,000	8,801,646
Series 7009, 1.63%, 9/10/2070	KRW	8,050,000,000	3,549,645
Series 2609, 1.75%, 9/10/2026	KRW	9,200,000,000	6,617,902
Series 2403, 1.88%, 3/10/2024	KRW	7,650,000,000	5,747,484
Series 2412, 1.88%, 12/10/2024	KRW	2,000,000,000	1,479,244
Series 2606, 1.88%, 6/10/2026	KRW	3,959,000,000	2,860,882
Series 2906, 1.88%, 6/10/2029	KRW	9,280,000,000	6,350,894
Series 4109, 1.88%, 9/10/2041	KRW	13,000,000,000	7,673,544
Series 5103, 1.88%, 3/10/2051	KRW	24,800,000,000	13,471,916
Series 2209, 2.00%, 9/10/2022	KRW	200,000	154
Series 3106, 2.00%, 6/10/2031	KRW	16,700,000,000	11,208,687
Series 4603, 2.00%, 3/10/2046	KRW	1,370,000,000	792,803
Series 4903, 2.00%, 3/10/2049	KRW	12,835,000,000	7,290,670
Series 2403, 2.13%, 3/10/2024	KRW	10,000,000,000	7,544,409
Series 2706, 2.13%, 6/10/2027	KRW	10,282,000,000	7,368,133
Series 4703, 2.13%, 3/10/2047	KRW	5,812,000,000	3,434,847
Series 2309, 2.25%, 9/10/2023	KRW	3,890,000,000	2,964,191
Series 2506, 2.25%, 6/10/2025	KRW	30,000,000	22,216
Series 3709, 2.25%, 9/10/2037	KRW	3,570,000,000	2,313,983
Series 2703, 2.38%, 3/10/2027	KRW	14,800,000,000	10,739,682
Series 2712, 2.38%, 12/10/2027	KRW	5,600,000,000	4,029,090
Series 2812, 2.38%, 12/10/2028	KRW	1,839,000,000	1,308,555
Series 3112, 2.38%, 12/10/2031	KRW	15,500,000,000	10,711,519
Security Description		Principal Amount	Value
Series 3809, 2.38%, 9/10/2038	KRW	8,409,000,000	$ 5,498,340
Series 5203, 2.50%, 3/10/2052	KRW	11,300,000,000	7,167,458
Series 2806, 2.63%, 6/10/2028	KRW	2,000,000,000	1,451,302
Series 3509, 2.63%, 9/10/2035	KRW	870,000,000	601,132
Series 4803, 2.63%, 3/10/2048	KRW	6,754,000,000	4,409,619
Series 4412, 2.75%, 12/10/2044	KRW	5,000,000,000	3,359,886
Series 4212, 3.00%, 12/10/2042	KRW	2,265,000,000	1,590,903
Series 2506, 3.13%, 6/10/2025	KRW	10,000,000,000	7,657,887
Series 3206, 3.38%, 6/10/2032	KRW	8,000,000,000	6,054,713
Series 2403, 3.50%, 3/10/2024	KRW	2,640,000,000	2,037,256
Series 3112, 4.00%, 12/10/2031	KRW	395,000,000	311,036
			257,411,865
THAILAND — 4.3%
Thailand Government Bond:
0.75%, 6/17/2024	THB	211,480,000	5,867,652
0.75%, 9/17/2024	THB	159,000,000	4,392,088
0.95%, 6/17/2025	THB	153,000,000	4,194,693
1.00%, 6/17/2027	THB	260,000,000	6,847,700
1.45%, 12/17/2024	THB	224,210,000	6,272,652
1.59%, 12/17/2035	THB	174,000,000	3,965,851
1.60%, 12/17/2029	THB	176,400,000	4,598,504
1.60%, 6/17/2035	THB	36,700,000	845,948
1.88%, 6/17/2049	THB	19,000,000	342,035
2.00%, 12/17/2031	THB	72,000,000	1,899,481
2.00%, 6/17/2042	THB	150,000,000	3,183,525
2.13%, 12/17/2026	THB	74,380,000	2,077,233
2.40%, 12/17/2023	THB	45,000,000	1,291,486
2.50%, 6/17/2071	THB	59,000,000	966,639
Series THAI, 2.75%, 6/17/2052	THB	50,000,000	1,054,648
2.88%, 12/17/2028	THB	97,510,000	2,787,128
2.88%, 6/17/2046	THB	123,955,000	2,916,484
3.30%, 6/17/2038	THB	202,160,000	5,473,912
3.40%, 6/17/2036	THB	131,940,000	3,666,422
3.58%, 12/17/2027	THB	4,650,000	138,303
3.60%, 6/17/2067	THB	62,200,000	1,404,421
3.63%, 6/16/2023	THB	2,009,000	58,178
3.65%, 6/20/2031	THB	86,575,000	2,599,592
3.78%, 6/25/2032	THB	166,120,000	5,050,207
3.80%, 6/14/2041	THB	12,750,000	363,611
3.85%, 12/12/2025	THB	138,882,000	4,147,657
4.00%, 6/17/2066	THB	124,080,000	3,081,794
4.68%, 6/29/2044	THB	78,400,000	2,480,360
4.75%, 12/20/2024	THB	14,000,000	423,037

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
4.85%, 6/17/2061	THB	53,195,000	$ 1,597,330
4.88%, 6/22/2029	THB	163,904,000	5,245,465
5.67%, 3/13/2028	THB	10,000,000	328,563
			89,562,599
TURKEY — 2.7%
Turkey Government Bond:
7.10%, 3/8/2023	TRY	1,225,000	66,435
8.00%, 3/12/2025	TRY	8,130,000	356,675
8.80%, 9/27/2023	TRY	2,300,000	117,917
9.00%, 7/24/2024	TRY	29,650,000	1,402,899
10.40%, 3/20/2024	TRY	1,760,000	88,229
10.50%, 8/11/2027	TRY	40,380,000	1,777,576
10.60%, 2/11/2026	TRY	146,104,000	6,256,662
11.00%, 2/24/2027	TRY	13,298,000	581,412
11.70%, 11/13/2030	TRY	148,800,000	6,291,906
12.40%, 3/8/2028	TRY	8,050,000	376,067
12.60%, 10/1/2025	TRY	224,500,000	10,457,573
16.90%, 9/2/2026	TRY	290,000,000	14,433,564
17.20%, 9/20/2023	TRY	131,500,000	7,419,100
20.10%, 10/18/2023	TRY	15,000,000	869,643
20.90%, 4/17/2024	TRY	90,000,000	5,212,470
21.50%, 4/28/2032	TRY	10,000,000	679,783
			56,387,911
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,275,495,694)			2,016,422,759
	Shares
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (d)(e)	2,845,002	2,845,002
State Street Navigator Securities Lending Portfolio II (f)(g)	34,957,428	34,957,428
TOTAL SHORT-TERM INVESTMENTS (Cost $37,802,430)		37,802,430
TOTAL INVESTMENTS — 99.0% (Cost $2,314,363,901)		2,055,125,414
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		20,306,213
NET ASSETS — 100.0%		$ 2,075,431,627

(a)	Amount is less than 0.05% of net assets.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at June 30, 2022.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at June 30, 2022.
(f)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(g)	Investment of cash collateral for securities loaned.
GDIF	Global Debt Issuance Facility
BRL	Brazilian Real
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Polish Zloty
RON	Romania New Leu
THB	Thai Baht
TRY	Turkish New Lira
ZAR	South African Rand

See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

At June 30, 2022, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Barclays Capital	CNY 18,500,000	USD 2,735,901	07/07/2022	$(27,998)
Barclays Capital	CNY 31,000,000	USD 4,637,247	07/07/2022	5,849
Barclays Capital	USD 4,635,424	CNY 31,000,000	08/04/2022	(6,719)
Citibank N.A.	CNY 31,000,000	USD 4,626,797	08/04/2022	(1,908)
HSBC Bank USA	USD 3,293,360	CNY 22,000,000	07/07/2022	(6,561)
HSBC Bank USA	USD 3,892,152	CNY 26,000,000	07/07/2022	(7,753)
HSBC Bank USA	CNY 20,000,000	USD 2,993,963	07/07/2022	5,964
HSBC Bank USA	CNY 5,500,000	USD 823,340	07/07/2022	1,640
HSBC Bank USA	CNY 4,000,000	USD 592,267	07/07/2022	(5,333)
JP Morgan Chase Bank, N.A.	USD 4,629,733	CNY 31,000,000	07/07/2022	1,665
Societe Generale	USD 3,024,673	IDR 44,000,000,000	07/07/2022	(73,379)
Societe Generale	USD 6,611,901	KRW 8,500,000,000	07/07/2022	(64,186)
Societe Generale	KRW 8,500,000,000	USD 6,614,998	08/04/2022	60,952
Standard Chartered Bank	USD 949,758	PHP 50,000,000	07/07/2022	(40,702)
Standard Chartered Bank	IDR 44,000,000,000	USD 3,020,941	07/07/2022	69,647
Standard Chartered Bank	KRW 8,500,000,000	USD 6,547,023	07/07/2022	(692)
UBS AG	PHP 50,000,000	USD 936,330	07/07/2022	27,274
UBS AG	USD 6,555,910	KRW 8,500,000,000	08/04/2022	(1,864)
Total				$(64,104)

CNY	China Yuan Renminbi
IDR	Indonesia Rupiah
KRW	South Korean Won
PHP	Philippines Peso

During the six-month period ended June 30, 2022, average notional value related to foreign currency exchange contracts was $87,061,043 or 4% of net assets.
See accompanying notes to financial statements.

SPDR BLOOMBERG EMERGING MARKETS LOCAL BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$ 900,225	$—	$ 900,225
Foreign Government Obligations	—	2,016,422,759	—	2,016,422,759
Short-Term Investments	37,802,430	—	—	37,802,430
TOTAL INVESTMENTS	$37,802,430	$2,017,322,984	$—	$2,055,125,414
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	172,991	—	172,991
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ 172,991	$—	$ 172,991
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$37,802,430	$2,017,495,975	$—	$2,055,298,405
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Foreign Currency Exchange Contracts(a)	—	(237,095)	—	(237,095)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ —	$ (237,095)	$—	$ (237,095)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	312,671	$ 312,671	$240,307,503	$237,775,172	$—	$—	2,845,002	$ 2,845,002	$24,418
State Street Navigator Securities Lending Portfolio II	7,188,000	7,188,000	79,810,676	52,041,248	—	—	34,957,428	34,957,428	7,982
Total		$7,500,671	$ 320,118,179	$289,816,420	$—	$—		$37,802,430	$32,400
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
CORPORATE BONDS & NOTES — 98.7%
AUSTRALIA — 0.9%
Australia & New Zealand Banking Group, Ltd.:
0.75%, 9/29/2026	EUR	100,000	$ 97,137
Series MTN, 4.05%, 5/12/2025	AUD	100,000	68,228
BHP Billiton Finance, Ltd. Series 12, 4.30%, 9/25/2042	GBP	100,000	118,445
Glencore Finance Europe, Ltd. Series EMTN, 1.88%, 9/13/2023	EUR	100,000	102,832
National Australia Bank, Ltd.:
Series GMTN, 1.25%, 5/18/2026	EUR	200,000	200,296
Series GMTN, 1.38%, 8/30/2028	EUR	100,000	95,890
Series MTN, 2.90%, 2/25/2027	AUD	100,000	63,594
Series MTN, 3.90%, 5/30/2025	AUD	100,000	67,815
Telstra Corp., Ltd. Series EMTN, 2.50%, 9/15/2023	EUR	100,000	105,894
			920,131
AUSTRIA — 0.2%
OMV AG Series EMTN, 1.00%, 12/14/2026	EUR	200,000	197,736
BELGIUM — 1.8%
Anheuser-Busch InBev SA:
Series EMTN, 1.13%, 7/1/2027	EUR	100,000	97,249
Series EMTN, 1.15%, 1/22/2027	EUR	200,000	196,746
Series EMTN, 1.50%, 4/18/2030	EUR	100,000	93,994
Series EMTN, 1.65%, 3/28/2031	EUR	100,000	92,993
Series EMTN, 2.00%, 3/17/2028	EUR	380,000	381,997
Series EMTN, 2.13%, 12/2/2027	EUR	300,000	303,762
Series EMTN, 2.75%, 3/17/2036	EUR	300,000	278,236
Series EMTN, 2.88%, 4/2/2032	EUR	100,000	101,412
Series EMTN, 2.88%, 4/2/2032	EUR	200,000	202,824
Series EMTN, 3.70%, 4/2/2040	EUR	100,000	99,945
KBC Group NV Series EMTN, 1.13%, 1/25/2024	EUR	100,000	102,924
			1,952,082
Security Description		Principal Amount	Value
CANADA — 0.8%
Bank of Nova Scotia Series EMTN, 0.50%, 4/30/2024	EUR	100,000	$ 101,726
Royal Bank of Canada 0.13%, 7/23/2024	EUR	100,000	100,384
Toronto-Dominion Bank:
Series EMTN, 0.38%, 4/25/2024	EUR	200,000	203,273
Series EMTN, 0.50%, 1/18/2027	EUR	100,000	93,512
Series EMTN, 0.63%, 7/20/2023	EUR	200,000	207,579
Series EMTN, 1.95%, 4/8/2030	EUR	100,000	94,696
			801,170
CHINA — 0.1%
Prosus NV Series REGS, 1.29%, 7/13/2029	EUR	100,000	77,657
DENMARK — 0.5%
Carlsberg Breweries A/S Series EMTN, 2.50%, 5/28/2024	EUR	100,000	105,315
Danske Bank A/S:
Series EMTN, 0.63%, 5/26/2025	EUR	200,000	198,824
1 year GBP Swap + 1.15%, 0.50%, 8/27/2025 (a)	EUR	100,000	99,462
Series EMTN, UK 10 year Gilt + 1.65%, 2.25%, 1/14/2028 (a)	GBP	100,000	109,554
			513,155
FINLAND — 0.9%
Nordea Bank Abp:
Series EMTN, 0.50%, 5/14/2027	EUR	100,000	94,154
Series EMTN, 0.50%, 11/2/2028	EUR	200,000	175,421
Series EMTN, 1.13%, 2/12/2025	EUR	100,000	101,978
Series EMTN, 1.13%, 2/16/2027	EUR	100,000	96,138
Series EMTN, 1.13%, 9/27/2027	EUR	100,000	96,264
OP Corporate Bank PLC:
Series EMTN, 0.10%, 11/16/2027	EUR	200,000	180,374
Series EMTN, 0.50%, 8/12/2025	EUR	200,000	198,422
			942,751
FRANCE — 18.6%
Air Liquide Finance SA Series EMTN, 1.25%, 6/13/2028	EUR	100,000	97,450

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Airbus SE:
Series EMTN, 1.63%, 6/9/2030	EUR	100,000	$ 97,274
Series EMTN, 2.38%, 4/7/2032	EUR	100,000	99,863
Series EMTN, 2.38%, 4/7/2032	EUR	200,000	199,726
Autoroutes du Sud de la France SA:
Series EMTN, 1.38%, 1/22/2030	EUR	200,000	188,095
Series EMTN, 1.38%, 2/21/2031	EUR	100,000	92,472
Banque Federative du Credit Mutuel SA:
Series EMTN, 0.01%, 3/7/2025	EUR	400,000	393,686
Series EMTN, 0.01%, 5/11/2026	EUR	400,000	378,496
Series EMTN, 0.13%, 2/5/2024 (b)	EUR	200,000	203,836
0.25%, 7/19/2028	EUR	200,000	172,331
Series EMTN, 0.63%, 2/21/2031	EUR	100,000	80,738
Series EMTN, 0.75%, 7/17/2025 (b)	EUR	300,000	298,048
Series EMTN, 0.75%, 6/8/2026	EUR	100,000	97,253
0.75%, 1/17/2030	EUR	100,000	84,529
Series EMTN, 1.25%, 1/14/2025	EUR	100,000	102,032
1.25%, 6/3/2030	EUR	300,000	260,869
Series EMTN, 1.63%, 1/19/2026	EUR	100,000	101,192
Series EMTN, 1.75%, 3/15/2029	EUR	100,000	93,193
Series EMTN, 2.63%, 3/18/2024	EUR	200,000	211,841
Series EMTN, 3.00%, 11/28/2023	EUR	200,000	212,804
BNP Paribas SA:
Series EMTN, 0.13%, 9/4/2026	EUR	100,000	92,046
Series EMTN, 0.63%, 12/3/2032	EUR	400,000	305,542
Series EMTN, 1.13%, 10/10/2023	EUR	150,000	155,224
Series EMTN, 1.13%, 6/11/2026	EUR	300,000	290,994
Series EMTN, 1.25%, 7/13/2031	GBP	100,000	92,594
Series EMTN, 1.38%, 5/28/2029	EUR	300,000	270,476
Series EMTN, 1.50%, 11/17/2025 (b)	EUR	200,000	199,054
Series EMTN, 1.50%, 5/23/2028	EUR	200,000	187,578
Security Description		Principal Amount	Value
Series EMTN, 1.50%, 5/25/2028	EUR	100,000	$ 97,457
Series EMTN, 1.63%, 2/23/2026	EUR	100,000	101,872
1.88%, 12/14/2027	GBP	100,000	107,371
Series EMTN, 2.38%, 5/20/2024	EUR	100,000	105,783
Series EMTN, 2.88%, 9/26/2023	EUR	100,000	106,478
Series EMTN, 3.38%, 1/23/2026	GBP	100,000	117,764
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.50%, 2/19/2028 (a)	EUR	200,000	182,278
Series EMTN, 3 Month USD LIBOR + 0.83%, 0.50%, 1/19/2030 (a)	EUR	100,000	85,209
3 Month USD LIBOR + 0.95%, 0.50%, 9/1/2028 (a)	EUR	200,000	178,714
Series EMTN, 3 Month USD LIBOR + 1.35%, 1.13%, 4/17/2029 (a)	EUR	300,000	272,694
Series EMTN, 3 Month USD LIBOR + 1.80%, 2.13%, 1/23/2027 (a)	EUR	200,000	200,762
Bouygues SA 1.13%, 7/24/2028	EUR	200,000	190,891
BPCE SA:
0.25%, 1/15/2026	EUR	300,000	289,824
0.25%, 1/14/2031	EUR	200,000	161,139
Series EMTN, 0.63%, 9/26/2023	EUR	200,000	207,085
0.63%, 4/28/2025	EUR	300,000	299,129
Series EMTN, 0.75%, 3/3/2031	EUR	100,000	81,505
Series EMTN, 0.88%, 1/31/2024	EUR	100,000	102,674
1.00%, 7/15/2024	EUR	100,000	102,509
Series EMTN, 1.00%, 4/1/2025	EUR	100,000	99,713
Series EMTN, 1.00%, 10/5/2028	EUR	200,000	186,638
Series DMTN, 3 Month USD LIBOR + 1.00%, 0.50%, 9/15/2027 (a)	EUR	200,000	185,676
Capgemini SE:
2.00%, 4/15/2029	EUR	100,000	97,931
2.38%, 4/15/2032	EUR	200,000	191,817
2.50%, 7/1/2023	EUR	100,000	105,519
Carrefour SA Series EMTN, 2.63%, 12/15/2027	EUR	100,000	100,238
Cie de Saint-Gobain Series EMTN, 1.88%, 3/15/2031	EUR	100,000	92,214

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Cie Generale des Etablissements Michelin SCA 1.75%, 9/3/2030	EUR	100,000	$ 95,538
Credit Agricole SA:
Series EMTN, 0.13%, 12/9/2027	EUR	200,000	175,955
Series EMTN, 0.38%, 4/20/2028	EUR	100,000	87,548
Series EMTN, 0.75%, 12/5/2023	EUR	100,000	103,460
Series EMTN, 0.88%, 1/14/2032	EUR	200,000	160,707
Series EMTN, 1.00%, 7/3/2029 (b)	EUR	300,000	272,897
Series EMTN, 1.13%, 7/12/2032	EUR	100,000	81,451
Series EMTN, 1.25%, 4/14/2026	EUR	200,000	199,330
Series EMTN, 1.38%, 3/13/2025 (b)	EUR	200,000	202,115
Series EMTN, 1.38%, 5/3/2027	EUR	100,000	98,079
Series EMTN, 1.75%, 3/5/2029	EUR	200,000	186,159
Series EMTN, 1.88%, 12/20/2026	EUR	100,000	98,651
Series EMTN, 2.38%, 5/20/2024	EUR	200,000	211,477
Series EMTN, 3.13%, 7/17/2023	EUR	100,000	106,617
Series EMTN, 3.13%, 2/5/2026	EUR	100,000	106,422
Series EMTN, 3 Month USD LIBOR + 1.25%, 1.00%, 4/22/2026 (a)	EUR	200,000	198,217
Danone SA:
Series EMTN, 0.71%, 11/3/2024	EUR	300,000	305,676
Series EMTN, 1.21%, 11/3/2028	EUR	100,000	95,602
Dassault Systemes SE 0.38%, 9/16/2029	EUR	200,000	177,612
Engie SA:
1.38%, 3/27/2025	EUR	100,000	102,370
Series EMTN, 2.38%, 5/19/2026	EUR	100,000	104,612
Series EMTN, 5.00%, 10/1/2060	GBP	150,000	196,477
EssilorLuxottica SA:
Series EMTN, 0.13%, 5/27/2025 (b)	EUR	200,000	198,735
Series EMTN, 0.38%, 1/5/2026	EUR	100,000	98,646
Series EMTN, 0.38%, 11/27/2027	EUR	100,000	94,430
0.75%, 11/27/2031	EUR	200,000	176,038
Security Description		Principal Amount	Value
HSBC Continental Europe SA Series EMTN, 0.25%, 5/17/2024	EUR	200,000	$ 202,999
L'Oreal SA 0.38%, 3/29/2024	EUR	100,000	102,789
LVMH Moet Hennessy Louis Vuitton SE:
Series EMTN, 0.01%, 2/11/2024	EUR	200,000	204,730
0.13%, 2/11/2028	EUR	200,000	185,992
0.38%, 2/11/2031 (b)	EUR	300,000	261,021
Series EMTN, 0.75%, 5/26/2024	EUR	250,000	258,443
Series EMTN, 1.13%, 2/11/2027	GBP	100,000	111,773
Orange SA:
Series EMTN, 0.50%, 9/4/2032	EUR	200,000	163,224
Series EMTN, 1.13%, 7/15/2024	EUR	200,000	206,075
Series EMTN, 1.38%, 3/20/2028	EUR	100,000	97,269
Series EMTN, 1.38%, 1/16/2030	EUR	100,000	94,617
Series EMTN, 2.00%, 1/15/2029	EUR	100,000	99,974
Series EMTN, 8.13%, 1/28/2033	EUR	350,000	518,230
Pernod Ricard SA 1.13%, 4/7/2025	EUR	200,000	204,128
Sanofi:
Series EMTN, 0.50%, 1/13/2027	EUR	100,000	97,424
Series 12FX, 1.38%, 3/21/2030	EUR	200,000	192,067
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	192,168
Series EMTN, 1.75%, 9/10/2026	EUR	200,000	206,588
Series 20FX, 1.88%, 3/21/2038	EUR	100,000	87,822
Series EMTN, 2.50%, 11/14/2023	EUR	200,000	212,211
Societe Generale SA:
0.13%, 2/24/2026	EUR	300,000	286,773
Series EMTN, 0.13%, 2/18/2028	EUR	100,000	89,384
Series EMTN, 0.25%, 7/8/2027	EUR	100,000	91,575
0.75%, 1/25/2027	EUR	100,000	92,332
Series EMTN, 1.13%, 1/23/2025	EUR	200,000	201,291
Series EMTN, 1.25%, 2/15/2024	EUR	100,000	102,897
1.25%, 6/12/2030	EUR	200,000	169,714
Series EMTN, 1.75%, 3/22/2029 (b)	EUR	300,000	273,684

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 2.13%, 9/27/2028	EUR	300,000	$ 284,520
3 Month USD LIBOR + 0.95%, 0.50%, 6/12/2029 (a)	EUR	100,000	86,112
TotalEnergies Capital Canada, Ltd. Series EMTN, 2.13%, 9/18/2029	EUR	300,000	299,839
TotalEnergies Capital International SA:
Series EMTN, 0.25%, 7/12/2023	EUR	100,000	103,657
Series EMTN, 0.75%, 7/12/2028	EUR	100,000	94,387
Series EMTN, 1.49%, 4/8/2027	EUR	300,000	300,977
Series EMTN, 1.62%, 5/18/2040	EUR	200,000	155,201
Series EMTN, 1.99%, 4/8/2032	EUR	100,000	95,997
Unibail-Rodamco-Westfield SE:
Series EMTN, 0.63%, 5/4/2027	EUR	100,000	87,482
Series EMTN, 1.38%, 12/4/2031	EUR	100,000	74,781
Vinci SA Series EMTN, 1.75%, 9/26/2030	EUR	100,000	96,295
			19,731,383
GERMANY — 12.3%
Allianz Finance II B.V. Series 62, 4.50%, 3/13/2043	GBP	100,000	130,000
Aroundtown SA:
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	84,853
Series EMTN, 0.01%, 7/16/2026	EUR	100,000	84,853
BASF SE:
Series EMTN, 0.25%, 6/5/2027 (b)	EUR	300,000	277,595
0.88%, 11/15/2027	EUR	100,000	93,955
Bayer AG:
0.05%, 1/12/2025	EUR	100,000	98,653
0.38%, 7/6/2024	EUR	100,000	101,354
0.75%, 1/6/2027	EUR	200,000	189,804
1.13%, 1/6/2030	EUR	100,000	87,246
Bayer Capital Corp B.V. 2.13%, 12/15/2029	EUR	300,000	283,135
Bayer Capital Corp. B.V. 1.50%, 6/26/2026	EUR	400,000	397,821
BMW Finance NV:
Series EMTN, 0.38%, 7/10/2023	EUR	257,000	266,080
Series EMTN, 0.63%, 10/6/2023	EUR	200,000	206,760
Security Description		Principal Amount	Value
Series EMTN, 1.00%, 11/14/2024	EUR	100,000	$ 102,367
Series EMTN, 1.50%, 2/6/2029	EUR	200,000	194,318
Commerzbank AG:
Series EMTN, 0.50%, 8/28/2023	EUR	200,000	206,386
Series EMTN, 0.50%, 9/13/2023	EUR	100,000	102,423
Series EMTN, 0.63%, 8/28/2024	EUR	100,000	100,881
Series EMTN, 1.00%, 3/4/2026	EUR	200,000	196,389
Deutsche Bank AG:
Series MTN, 1.13%, 8/30/2023	EUR	100,000	104,022
Series EMTN, 1.63%, 1/20/2027	EUR	300,000	280,683
Series EMTN, 2.63%, 12/16/2024	GBP	100,000	115,612
3 Month USD LIBOR + 1.50%, 1.38%, 2/17/2032 (a)	EUR	200,000	159,255
Series EMTN, 3 Month USD LIBOR + 1.60%, 1.00%, 11/19/2025 (a)	EUR	100,000	98,571
Series EMTN, 3 Month USD LIBOR + 2.05%, 1.75%, 11/19/2030 (a)	EUR	400,000	344,162
Deutsche Telekom AG:
Series EMTN, 0.50%, 7/5/2027	EUR	100,000	95,310
Series EMTN, 1.75%, 3/25/2031	EUR	100,000	95,774
Deutsche Telekom International Finance B.V.:
Series EMTN, 0.88%, 1/30/2024	EUR	100,000	103,543
Series EMTN, 1.38%, 12/1/2025	EUR	100,000	102,031
Series EMTN, 1.50%, 4/3/2028	EUR	250,000	246,128
Series EMTN, 2.00%, 12/1/2029	EUR	200,000	198,433
E.ON International Finance B.V.:
Series EMTN, 1.50%, 7/31/2029	EUR	100,000	93,765
Series EMTN, 5.88%, 10/30/2037	GBP	100,000	137,248
Series EMTN, 6.13%, 7/6/2039	GBP	50,000	70,326
Series EMTN, 6.25%, 6/3/2030	GBP	150,000	209,739
Series EMTN, 6.38%, 6/7/2032	GBP	190,000	271,158

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
E.ON SE Series EMTN, 0.38%, 9/29/2027	EUR	100,000	$ 92,059
Grand City Properties SA Series EMTN, 0.13%, 1/11/2028	EUR	100,000	80,256
HeidelbergCement AG Series EMTN, 1.50%, 2/7/2025	EUR	100,000	100,900
HeidelbergCement Finance Luxembourg SA Series EMTN, 1.63%, 4/7/2026	EUR	100,000	97,653
Mercedes-Benz Group AG:
Series EMTN, 0.75%, 9/10/2030	EUR	100,000	87,189
Series EMTN, 1.00%, 11/15/2027	EUR	100,000	95,806
Series EMTN, 1.13%, 11/6/2031	EUR	125,000	107,515
Series EMTN, 1.38%, 5/11/2028 (b)	EUR	300,000	289,615
Series EMTN, 1.40%, 1/12/2024	EUR	193,000	201,042
Series EMTN, 1.50%, 7/3/2029 (b)	EUR	225,000	214,184
Series EMTN, 2.13%, 7/3/2037 (b)	EUR	150,000	128,752
Mercedes-Benz International Finance B.V.:
Series EMTN, 0.63%, 5/6/2027	EUR	100,000	95,114
Series EMTN, 0.88%, 4/9/2024	EUR	100,000	102,894
Series EMTN, 1.00%, 11/11/2025	EUR	100,000	100,087
Series EMTN, 1.50%, 3/9/2026	EUR	200,000	202,876
Series EMTN, 2.63%, 4/7/2025	EUR	200,000	211,415
Mercedes-Benz International Finance BV:
Series EMTN, 0.85%, 2/28/2025	EUR	200,000	202,587
Series EMTN, 1.63%, 8/22/2023	EUR	200,000	209,488
SAP SE:
1.25%, 3/10/2028	EUR	100,000	98,218
1.63%, 3/10/2031	EUR	100,000	95,934
Series EMTN, 1.75%, 2/22/2027	EUR	150,000	153,800
Siemens Financieringsmaatschappij NV:
Series EMTN, 0.01%, 2/20/2026	EUR	200,000	193,394
0.13%, 9/5/2029	EUR	200,000	174,636
Security Description		Principal Amount	Value
Series EMTN, 0.38%, 9/6/2023	EUR	150,000	$ 155,447
Series EMTN, 0.38%, 6/5/2026	EUR	100,000	97,420
Series EMTN, 1.00%, 2/20/2025	GBP	100,000	115,204
Series EMTN, 1.38%, 9/6/2030	EUR	200,000	191,738
Series EMTN, 2.88%, 3/10/2028	EUR	100,000	105,538
Traton Finance Luxembourg SA:
Series EMTN, 0.13%, 3/24/2025	EUR	100,000	96,981
Series EMTN, 0.75%, 3/24/2029	EUR	200,000	171,927
Volkswagen Financial Services AG Series EMTN, 1.50%, 10/1/2024	EUR	100,000	102,407
Volkswagen International Finance NV:
Series EMTN, 0.88%, 9/22/2028	EUR	100,000	88,872
1.13%, 10/2/2023	EUR	300,000	310,406
Series EMTN, 1.63%, 1/16/2030	EUR	100,000	90,915
Series 10Y, 1.88%, 3/30/2027	EUR	600,000	583,068
3.25%, 11/18/2030	EUR	100,000	99,364
4.13%, 11/16/2038	EUR	100,000	97,896
Volkswagen Leasing GmbH:
Series EMTN, 1.13%, 4/4/2024	EUR	200,000	205,243
Series EMTN, 1.38%, 1/20/2025	EUR	100,000	101,128
Series EMTN, 2.63%, 1/15/2024	EUR	235,000	247,445
Vonovia Finance B.V.:
Series EMTN, 1.25%, 12/6/2024	EUR	300,000	300,345
Series EMTN, 2.25%, 12/15/2023	EUR	100,000	103,962
Vonovia SE:
Series EMTN, 0.63%, 12/14/2029	EUR	200,000	160,790
1.00%, 6/16/2033	EUR	300,000	209,496
Wintershall Dea Finance B.V.:
0.84%, 9/25/2025	EUR	100,000	95,497
1.82%, 9/25/2031	EUR	100,000	82,822
			13,079,958
IRELAND — 0.2%
Ryanair DAC Series EMTN, 0.88%, 5/25/2026	EUR	100,000	92,890

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Smurfit Kappa Acquisitions ULC 2.88%, 1/15/2026	EUR	100,000	$ 102,908
			195,798
ITALY — 5.2%
Assicurazioni Generali SpA Series EMTN, 5.13%, 9/16/2024	EUR	150,000	166,476
ASTM SpA:
Series EMTN, 1.50%, 1/25/2030	EUR	100,000	80,464
Series EMTN, 2.38%, 11/25/2033	EUR	100,000	76,437
Enel Finance International NV:
Series EMTN, 0.01%, 6/17/2024	EUR	200,000	201,481
Series EMTN, 0.38%, 6/17/2027	EUR	500,000	463,025
Series EMTN, 0.88%, 9/28/2034	EUR	200,000	144,981
Series EMTN, 0.88%, 6/17/2036	EUR	200,000	136,695
Series EMTN, 1.00%, 9/16/2024	EUR	200,000	204,490
Series EMTN, 1.13%, 9/16/2026	EUR	100,000	98,041
Series EMTN, 1.50%, 7/21/2025	EUR	100,000	102,197
Series EMTN, 5.63%, 8/14/2024	GBP	50,000	63,153
Series EMTN, 5.75%, 9/14/2040	GBP	150,000	200,590
Eni SpA:
Series EMTN, 0.63%, 1/23/2030	EUR	100,000	86,119
Series EMTN, 3.25%, 7/10/2023	EUR	100,000	106,639
Series EMTN, 3.63%, 1/29/2029	EUR	400,000	427,895
Series EMTN, 3.75%, 9/12/2025	EUR	150,000	163,105
Intesa Sanpaolo SpA:
Series EMTN, 0.75%, 3/16/2028	EUR	100,000	88,575
Series EMTN, 1.00%, 7/4/2024	EUR	200,000	203,197
Series EMTN, 1.38%, 1/18/2024	EUR	200,000	206,383
Series EMTN, 1.75%, 3/20/2028	EUR	300,000	280,449
Series EMTN, 1.75%, 7/4/2029	EUR	200,000	180,949
Series EMTN, 2.13%, 8/30/2023	EUR	100,000	104,930
Series EMTN, 2.13%, 5/26/2025	EUR	100,000	101,884
Security Description		Principal Amount	Value
Series EMTN, 4.00%, 10/30/2023	EUR	100,000	$ 107,275
Snam SpA Series EMTN, 0.88%, 10/25/2026	EUR	200,000	193,141
Terna SPA:
Series EMTN, 1.00%, 7/23/2023	EUR	100,000	104,093
Series EMTN, 1.38%, 7/26/2027	EUR	100,000	98,197
UniCredit SpA:
Series EMTN, 0.33%, 1/19/2026 (b)	EUR	200,000	186,002
Series EMTN, 0.50%, 4/9/2025	EUR	100,000	97,029
Series EMTN, 0.85%, 1/19/2031	EUR	100,000	77,097
Series EMTN, 2.13%, 10/24/2026	EUR	100,000	98,309
Series EMTN, 3 Month USD LIBOR + 0.90%, 0.80%, 7/5/2029 (a)	EUR	100,000	85,714
Series EMTN, 3 Month USD LIBOR + 1.55%, 1.25%, 6/25/2025 (a)	EUR	200,000	202,049
Series EMTN, 3 Month USD LIBOR + 1.60%, 1.25%, 6/16/2026 (a)	EUR	200,000	195,037
Series EMTN, 3 Month USD LIBOR + 2.55%, 2.20%, 7/22/2027 (a)	EUR	250,000	238,378
			5,570,476
JAPAN — 2.5%
Mizuho Financial Group, Inc. Series EMTN, 0.69%, 10/7/2030	EUR	200,000	161,606
NTT Finance Corp.:
Series REGS, 0.01%, 3/3/2025	EUR	100,000	99,026
Series 18, 0.38%, 9/20/2030	JPY	100,000,000	728,954
Seven & i Holdings Co., Ltd. Series 14, 0.19%, 12/19/2025	JPY	100,000,000	733,783
Sumitomo Mitsui Financial Group, Inc.:
Series EMTN, 0.63%, 10/23/2029	EUR	100,000	83,501
1.55%, 6/15/2026	EUR	200,000	196,919
Takeda Pharmaceutical Co., Ltd.:
1.38%, 7/9/2032	EUR	100,000	86,392
2.00%, 7/9/2040 (b)	EUR	200,000	158,296
Series REGS, 2.25%, 11/21/2026	EUR	200,000	205,419

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series REGS, 3.00%, 11/21/2030	EUR	250,000	$ 255,320
			2,709,216
LUXEMBOURG — 0.1%
Logicor Financing Sarl Series EMTN, 1.63%, 7/15/2027	EUR	100,000	90,283
MEXICO — 0.1%
America Movil SAB de CV 4.38%, 8/7/2041	GBP	100,000	116,467
NETHERLANDS — 5.8%
ABN AMRO Bank NV:
Series EMTN, 0.50%, 7/17/2023	EUR	300,000	311,038
0.60%, 1/15/2027	EUR	100,000	93,726
Series EMTN, 1.00%, 4/16/2025	EUR	318,000	323,523
1.00%, 6/2/2033	EUR	100,000	78,719
Series EMTN, 1.25%, 5/28/2025	EUR	100,000	100,528
Series EMTN, 2.50%, 11/29/2023	EUR	100,000	106,194
Cooperatieve Rabobank UA:
Series EMTN, 0.63%, 2/27/2024	EUR	200,000	205,041
Series GMTN, 0.75%, 8/29/2023	EUR	100,000	103,607
Series GMTN, 1.13%, 5/7/2031	EUR	100,000	86,994
Series GMTN, 1.25%, 3/23/2026	EUR	300,000	304,071
Series GMTN, 1.38%, 2/3/2027	EUR	100,000	100,337
4.13%, 7/14/2025	EUR	250,000	277,725
Series GMTN, 3 Month USD LIBOR + 1.18%, 0.88%, 5/5/2028 (a)	EUR	200,000	187,785
Heineken NV Series EMTN, 1.00%, 5/4/2026	EUR	100,000	98,755
ING Groep NV:
Series EMTN, 1.00%, 9/20/2023	EUR	100,000	103,871
Series EMTN, 1.38%, 1/11/2028	EUR	100,000	94,301
Series EMTN, 2.00%, 9/20/2028	EUR	200,000	190,766
Series EMTN, 2.13%, 1/10/2026	EUR	200,000	203,103
Series EMTN, 2.50%, 11/15/2030	EUR	100,000	96,899
Series EMTN, 3.00%, 2/18/2026	GBP	200,000	232,662
Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.60%, 0.10%, 9/3/2025 (a)	EUR	200,000	$ 197,050
3 Month USD LIBOR + 0.68%, 0.25%, 2/18/2029 (a)	EUR	400,000	346,936
3 Month USD LIBOR + 0.70%, 0.25%, 2/1/2030 (a)	EUR	200,000	167,488
3 Month USD LIBOR + 0.70%, 0.38%, 9/29/2028 (a)	EUR	200,000	177,428
Koninklijke KPN NV Series GMTN, 5.75%, 9/17/2029	GBP	100,000	129,434
LeasePlan Corp. NV:
Series EMTN, 0.13%, 9/13/2023	EUR	100,000	102,104
Series EMTN, 0.25%, 2/23/2026	EUR	200,000	186,880
Series EMTN, 0.25%, 9/7/2026	EUR	100,000	91,466
Shell International Finance B.V.:
Series EMTN, 0.13%, 11/8/2027	EUR	100,000	92,639
Series EMTN, 0.38%, 2/15/2025	EUR	100,000	100,341
Series EMTN, 0.50%, 5/11/2024	EUR	100,000	102,538
Series EMTN, 0.50%, 11/8/2031	EUR	100,000	84,054
Series EMTN, 0.75%, 8/15/2028	EUR	100,000	93,924
Series EMTN, 0.88%, 11/8/2039	EUR	100,000	68,676
Series EMTN, 1.13%, 4/7/2024	EUR	100,000	103,936
Series EMTN, 1.25%, 5/12/2028	EUR	200,000	194,611
Series EMTN, 1.25%, 11/11/2032	EUR	100,000	87,139
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	98,933
Series EMTN, 1.50%, 4/7/2028	EUR	100,000	98,933
Series EMTN, 1.63%, 1/20/2027	EUR	100,000	101,346
Series EMTN, 1.88%, 9/15/2025	EUR	100,000	103,763
Series EMTN, 2.50%, 3/24/2026	EUR	100,000	105,690
			6,134,954
NORWAY — 0.4%
DNB Bank ASA:
Series EMTN, 0.05%, 11/14/2023	EUR	200,000	204,981

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.53%, 0.25%, 2/23/2029 (a)	EUR	200,000	$ 175,853
			380,834
PORTUGAL — 0.2%
EDP Finance BV Series EMTN, 1.88%, 9/21/2029	EUR	200,000	190,217
SPAIN — 5.4%
Abertis Infraestructuras SA:
Series EMTN, 2.38%, 9/27/2027	EUR	100,000	98,396
Series EMTN, 3.00%, 3/27/2031	EUR	100,000	94,561
Banco Bilbao Vizcaya Argentaria SA:
Series EMTN, 0.38%, 10/2/2024	EUR	100,000	100,017
Series GMTN, 0.38%, 11/15/2026	EUR	100,000	94,274
Series GMTN, 0.50%, 1/14/2027	EUR	200,000	184,485
Series GMTN, 0.75%, 6/4/2025	EUR	200,000	199,603
1.00%, 6/21/2026	EUR	200,000	194,287
Series GMTN, 1.38%, 5/14/2025	EUR	100,000	101,136
Banco de Sabadell SA Series EMTN, 0.88%, 7/22/2025	EUR	100,000	96,932
Banco Santander SA:
Series EMTN, 0.20%, 2/11/2028	EUR	300,000	265,827
Series EMTN, 0.25%, 6/19/2024 (b)	EUR	200,000	202,343
Series EMTN, 0.30%, 10/4/2026	EUR	100,000	94,234
Series EMTN, 1.00%, 11/4/2031	EUR	100,000	79,935
Series EMTN, 1.13%, 1/17/2025 (b)	EUR	300,000	301,642
Series EMTN, 1.38%, 7/31/2024	GBP	100,000	116,013
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	98,389
Series EMTN, 1.38%, 1/5/2026	EUR	100,000	98,389
Series EMTN, 1 year GBP Swap + 0.78%, 0.63%, 6/24/2029 (a)	EUR	100,000	87,590
CaixaBank SA:
Series EMTN, 0.38%, 2/3/2025	EUR	200,000	197,799
Series EMTN, 1.13%, 5/17/2024	EUR	200,000	205,463
Security Description		Principal Amount	Value
Series EMTN, 1.13%, 3/27/2026	EUR	100,000	$ 97,819
Series EMTN, 1.38%, 6/19/2026	EUR	200,000	192,141
Series EMTN, 2.38%, 2/1/2024	EUR	300,000	314,161
Series EMTN, 3 Month USD LIBOR + 0.90%, 0.50%, 2/9/2029 (a)	EUR	200,000	172,514
Series EMTN, 3 Month USD LIBOR + 1.00%, 0.75%, 5/26/2028 (a)	EUR	100,000	90,026
Series EMTN, 3 Month USD LIBOR + 1.17%, 0.75%, 7/10/2026 (a)	EUR	100,000	97,924
Iberdrola Finanzas SA:
Series EMTN, 1.00%, 3/7/2025	EUR	100,000	102,187
Series EMTN, 1.38%, 3/11/2032	EUR	100,000	90,639
Iberdrola International B.V. Series EMTN, 1.13%, 4/21/2026	EUR	100,000	101,250
Naturgy Finance B.V.:
Series EMTN, 1.25%, 1/15/2026	EUR	100,000	99,073
Series EMTN, 1.38%, 1/19/2027	EUR	100,000	97,789
Santan Consumer Finance SA Series EMTN, 1.00%, 2/27/2024	EUR	100,000	102,737
Santander Consumer Finance SA:
Series EMTN, 0.38%, 6/27/2024	EUR	100,000	100,868
Series EMTN, 0.38%, 1/17/2025	EUR	200,000	197,847
Telefonica Emisiones SA:
Series EMTN, 0.66%, 2/3/2030	EUR	100,000	88,226
Series EMTN, 1.20%, 8/21/2027	EUR	200,000	194,759
Series EMTN, 1.45%, 1/22/2027	EUR	200,000	199,974
Series EMTN, 1.46%, 4/13/2026	EUR	100,000	101,257
Series EMTN, 1.53%, 1/17/2025	EUR	200,000	207,491
Series EMTN, 1.72%, 1/12/2028	EUR	200,000	198,276
			5,758,273
SWEDEN — 1.3%
Heimstaden Bostad Treasury BV Series EMTN, 0.25%, 10/13/2024	EUR	100,000	95,062

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Skandinaviska Enskilda Banken AB:
Series EMTN, 0.05%, 7/1/2024	EUR	100,000	$ 100,851
Series GMTN, 0.38%, 6/21/2028	EUR	200,000	175,363
Series EMTN, 0.63%, 11/12/2029	EUR	200,000	170,544
Svenska Handelsbanken AB:
Series EMTN, 0.05%, 9/6/2028	EUR	100,000	88,219
Series EMTN, 0.13%, 11/3/2026	EUR	200,000	188,603
0.50%, 2/18/2030	EUR	100,000	84,074
0.50%, 2/18/2030	EUR	100,000	84,074
Series EMTN, 1.00%, 4/15/2025	EUR	100,000	101,473
Swedbank AB:
Series GMTN, 0.25%, 11/2/2026	EUR	100,000	94,375
Series EMTN, 0.75%, 5/5/2025	EUR	100,000	100,239
1 year GBP Swap + 0.57%, 0.30%, 5/20/2027 (a)	EUR	100,000	93,923
			1,376,800
SWITZERLAND — 4.2%
Credit Suisse AG:
Series EMTN, 1.13%, 12/15/2025	GBP	100,000	109,036
Series EMTN, 1.50%, 4/10/2026	EUR	100,000	97,501
Credit Suisse Group AG:
Series EMTN, 0.63%, 1/18/2033	EUR	200,000	134,999
Series EMTN, 0.65%, 9/10/2029	EUR	400,000	315,072
Series EMTN, 1 year GBP Swap + 0.75%, 1.25%, 7/17/2025 (a)	EUR	300,000	298,042
Series EMTN, 1 year GBP Swap + 1.05%, 1.00%, 6/24/2027 (a)	EUR	200,000	182,655
Series EMTN, 1 year GBP Swap + 3.50%, 3.25%, 4/2/2026 (a)	EUR	300,000	306,111
Series EMTN, UK 10 year Gilt + 2.23%, 2.25%, 6/9/2028 (a)	GBP	100,000	105,971
Series EMTN, 1 year GBP Swap + 0.77%, 0.65%, 1/14/2028 (a)(b)	EUR	300,000	261,747
Security Description		Principal Amount	Value
Holcim Finance Luxembourg SA Series EMTN, 2.25%, 5/26/2028	EUR	300,000	$ 295,225
Novartis Finance SA:
0.01%, 9/23/2028	EUR	200,000	179,713
0.13%, 9/20/2023	EUR	100,000	103,187
Richemont International Holding SA:
1.00%, 3/26/2026	EUR	200,000	199,723
1.50%, 3/26/2030	EUR	100,000	96,314
2.00%, 3/26/2038	EUR	100,000	86,901
Roche Finance Europe B.V. Series EMTN, 0.88%, 2/25/2025	EUR	100,000	102,901
UBS AG Series EMTN, 0.01%, 3/31/2026	EUR	200,000	189,934
UBS Group AG:
0.25%, 2/24/2028	EUR	200,000	174,594
0.63%, 2/24/2033	EUR	300,000	229,382
0.88%, 11/3/2031	EUR	200,000	162,549
Series EMTN, 1.25%, 9/1/2026	EUR	100,000	96,766
1.50%, 11/30/2024	EUR	100,000	103,409
Series EMTN, 1 year GBP Swap + 0.55%, 0.25%, 1/29/2026 (a)	EUR	200,000	194,898
Series EMTN, 1 year GBP Swap + 0.77%, 0.25%, 11/5/2028 (a)	EUR	200,000	176,320
1 year GBP Swap + 0.75%, 1.25%, 4/17/2025 (a)	EUR	200,000	204,134
			4,407,084
UNITED KINGDOM — 10.1%
Barclays PLC:
Series EMTN, 3.13%, 1/17/2024	GBP	100,000	119,733
Series EMTN, 3.25%, 2/12/2027	GBP	100,000	113,866
Series EMTN, 3.25%, 1/17/2033	GBP	200,000	206,848
Series EMTN, 1 year GBP Swap + 0.78%, 1.38%, 1/24/2026 (a)	EUR	200,000	198,808
1 year GBP Swap + 1.26%, 0.58%, 8/9/2029 (a)	EUR	100,000	85,050
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	100,000	105,312
Series EMTN, 1 year GBP Swap + 3.70%, 3.38%, 4/2/2025 (a)	EUR	200,000	210,625

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
1 year GBP Swap + 1.00%, 1.11%, 5/12/2032 (a)	EUR	300,000	$ 241,199
BAT International Finance PLC Series EMTN, 2.25%, 1/16/2030	EUR	100,000	87,327
BG Energy Capital PLC Series EMTN, 5.13%, 12/1/2025	GBP	100,000	127,846
BP Capital Markets PLC:
Series EMTN, 1.23%, 5/8/2031	EUR	100,000	88,325
Series EMTN, 1.57%, 2/16/2027	EUR	200,000	198,101
1.88%, 4/7/2024	EUR	100,000	104,525
2.82%, 4/7/2032	EUR	100,000	100,126
Series EMTN, 2.97%, 2/27/2026	EUR	200,000	212,084
British Telecommunications PLC:
Series EMTN, 1.00%, 11/21/2024	EUR	100,000	101,312
Series EMTN, 1.50%, 6/23/2027	EUR	200,000	196,241
Series EMTN, 1.75%, 3/10/2026	EUR	100,000	101,515
Cadent Finance PLC:
Series EMTN, 2.13%, 9/22/2028	GBP	100,000	110,378
Series EMTN, 2.75%, 9/22/2046	GBP	100,000	86,444
CCEP Finance Ireland DAC 0.88%, 5/6/2033	EUR	100,000	79,502
Centrica PLC Series EMTN, 7.00%, 9/19/2033	GBP	100,000	144,623
CK Hutchison Finance 16 II, Ltd. 0.88%, 10/3/2024	EUR	100,000	101,362
CK Hutchison Group Telecom Finance SA:
0.38%, 10/17/2023	EUR	200,000	205,086
1.13%, 10/17/2028	EUR	100,000	89,504
Connect Plus M25 Issuer PLC 2.61%, 3/31/2039	GBP	90,631	102,465
Diageo Finance PLC Series EMTN, 2.50%, 3/27/2032	EUR	100,000	100,573
easyJet FinCo B.V. Series EMTN, 1.88%, 3/3/2028	EUR	100,000	84,001
GlaxoSmithKline Capital PLC:
Series EMTN, 1.25%, 5/21/2026	EUR	100,000	100,504
Series EMTN, 1.38%, 12/2/2024	EUR	50,000	51,832
Security Description		Principal Amount	Value
Series EMTN, 1.38%, 12/2/2024	EUR	100,000	$ 103,663
Series EMTN, 4.25%, 12/18/2045	GBP	100,000	127,007
Series EMTN, 5.25%, 12/19/2033	GBP	168,000	236,707
Series EMTN, 5.25%, 4/10/2042	GBP	100,000	143,406
Series EMTN, 6.38%, 3/9/2039	GBP	100,000	158,007
Heathrow Funding, Ltd.:
Series EMTN, 4.63%, 10/31/2046	GBP	100,000	116,763
Series REGS, 6.45%, 12/10/2031	GBP	200,000	281,395
Series EMTN, 6.75%, 12/3/2026	GBP	100,000	134,918
HSBC Holdings PLC:
0.88%, 9/6/2024	EUR	300,000	303,583
Series EMTN, 2.50%, 3/15/2027	EUR	300,000	301,810
2.63%, 8/16/2028	GBP	100,000	110,158
1 year GBP Swap + 1.65%, 3.00%, 7/22/2028 (a)	GBP	200,000	225,997
1 year SONIA linked ICE Swap + 1.32%, 2.26%, 11/13/2026 (a)	GBP	100,000	112,884
3 Month USD LIBOR + 1.03%, 0.77%, 11/13/2031 (a)	EUR	100,000	80,915
Series EMTN, 3 Month USD LIBOR + 1.36%, 1.50%, 12/4/2024 (a)	EUR	250,000	258,553
SONIA + 1.31%, 1.75%, 7/24/2027 (a)	GBP	100,000	109,045
Imperial Brands Finance Netherlands B.V. Series EMTN, 1.75%, 3/18/2033	EUR	100,000	75,744
Lloyds Bank Corporate Markets PLC Series EMTN, 2.38%, 4/9/2026	EUR	200,000	207,168
Lloyds Bank PLC Series EMTN, 6.50%, 9/17/2040	GBP	90,000	141,070
Lloyds Banking Group PLC:
Series EMTN, 1.50%, 9/12/2027	EUR	100,000	96,150
Series EMTN, 2.25%, 10/16/2024	GBP	200,000	233,241
Series EMTN, 1 year GBP Swap + 0.85%, 0.50%, 11/12/2025 (a)	EUR	100,000	99,017
Series EMTN, 1 year GBP Swap + 3.75%, 3.50%, 4/1/2026 (a)	EUR	200,000	210,733

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Logicor 2019-1 UK PLC 1.88%, 11/17/2026	GBP	100,000	$ 113,598
Nationwide Building Society:
0.25%, 7/22/2025	EUR	100,000	98,084
3 Month USD LIBOR + 0.93%, 1.50%, 3/8/2026 (a)	EUR	100,000	100,082
Natwest Group PLC:
Series EMTN, 1 year GBP Swap + 1.49%, 2.88%, 9/19/2026 (a)	GBP	100,000	115,341
Series EMTN, 3 Month USD LIBOR + 0.95%, 0.78%, 2/26/2030 (a)	EUR	200,000	169,543
Series EMTN, 3 Month USD LIBOR + 1.08%, 1.75%, 3/2/2026 (a)	EUR	300,000	300,787
NatWest Markets PLC:
Series EMTN, 0.13%, 6/18/2026	EUR	300,000	280,169
Series EMTN, 2.75%, 4/2/2025	EUR	100,000	104,980
Santander UK Group Holdings PLC 1.13%, 9/8/2023	EUR	100,000	103,698
Sky, Ltd. Series EMTN, 2.50%, 9/15/2026	EUR	100,000	104,762
THFC Funding No. 3 PLC Series EMTN, 5.20%, 10/11/2043	GBP	150,000	209,612
Unilever Finance Netherlands B.V.:
Series EMTN, 1.25%, 3/25/2025	EUR	100,000	102,558
1.75%, 3/25/2030	EUR	100,000	98,015
University of Oxford 2.54%, 12/8/2117	GBP	150,000	130,530
Vodafone Group PLC:
Series EMTN, 1.13%, 11/20/2025	EUR	100,000	100,594
Series EMTN, 1.60%, 7/29/2031	EUR	100,000	91,538
Series EMTN, 1.63%, 11/24/2030	EUR	100,000	93,331
Series EMTN, 1.88%, 9/11/2025	EUR	50,000	51,719
Series EMTN, 2.20%, 8/25/2026	EUR	128,000	132,304
Series EMTN, 3.00%, 8/12/2056	GBP	150,000	128,599
Series EMTN, 3.38%, 8/8/2049	GBP	100,000	95,385
Wellcome Trust, Ltd. 2.52%, 2/7/2118	GBP	100,000	85,503
Security Description		Principal Amount	Value
Western Power Distribution West Midlands PLC Series EMTN, 5.75%, 4/16/2032	GBP	100,000	$ 136,272
			10,670,055
UNITED STATES — 27.1%
Abbott Ireland Financing DAC:
0.88%, 9/27/2023	EUR	150,000	155,926
1.50%, 9/27/2026	EUR	150,000	152,483
AbbVie, Inc. 1.38%, 5/17/2024	EUR	114,000	117,902
Altria Group, Inc. 3.13%, 6/15/2031	EUR	200,000	183,190
American Honda Finance Corp.:
0.30%, 7/7/2028	EUR	100,000	88,300
1.95%, 10/18/2024	EUR	100,000	104,482
American International Group, Inc. 1.88%, 6/21/2027	EUR	100,000	98,821
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	124,278
Apple, Inc.:
0.50%, 11/15/2031	EUR	100,000	87,776
0.88%, 5/24/2025	EUR	100,000	102,008
1.38%, 1/17/2024	EUR	100,000	104,689
1.38%, 5/24/2029	EUR	300,000	295,697
1.63%, 11/10/2026	EUR	240,000	246,367
3.05%, 7/31/2029	GBP	100,000	121,641
AT&T, Inc.:
1.30%, 9/5/2023	EUR	100,000	104,420
1.60%, 5/19/2028	EUR	300,000	293,640
1.80%, 9/5/2026	EUR	100,000	101,738
2.35%, 9/5/2029	EUR	100,000	100,289
2.40%, 3/15/2024	EUR	300,000	316,876
2.45%, 3/15/2035	EUR	100,000	90,543
3.15%, 9/4/2036	EUR	203,000	195,040
3.50%, 12/17/2025	EUR	100,000	108,457
3.55%, 12/17/2032	EUR	200,000	210,581
4.25%, 6/1/2043	GBP	100,000	111,587
4.38%, 9/14/2029	GBP	50,000	61,797
4.88%, 6/1/2044	GBP	250,000	302,912
Series EMTN, 7.00%, 4/30/2040	GBP	100,000	151,793
Bank of America Corp.:
Series EMTN, 2.30%, 7/25/2025	GBP	100,000	116,535
Series EMTN, 7.00%, 7/31/2028	GBP	250,000	353,186
Series EMTN, 3 Month USD LIBOR + 0.73%, 0.58%, 8/8/2029 (a)	EUR	100,000	88,603
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.81%, 5/9/2026 (a)	EUR	200,000	197,526

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 3 Month USD LIBOR + 0.76%, 0.58%, 8/24/2028 (a)	EUR	300,000	$ 274,693
Series EMTN, 3 Month USD LIBOR + 0.79%, 0.69%, 3/22/2031 (a)	EUR	100,000	84,732
Series EMTN, 3 Month USD LIBOR + 0.89%, 1.66%, 4/25/2028 (a)	EUR	300,000	292,396
Series EMTN, 3 Month USD LIBOR + 0.91%, 1.38%, 5/9/2030 (a)	EUR	100,000	91,301
Series EMTN, 3 Month USD LIBOR + 0.94%, 0.65%, 10/26/2031 (a)	EUR	200,000	164,689
Series EMTN, 3 Month USD LIBOR + 1.03%, 1.38%, 2/7/2025 (a)	EUR	200,000	205,803
Series EMTN, 3 Month USD LIBOR + 1.20%, 1.78%, 5/4/2027 (a)	EUR	100,000	99,673
Series EMTN, 3 Month USD LIBOR + 3.67%, 3.65%, 3/31/2029 (a)	EUR	400,000	425,386
Berkshire Hathaway Finance Corp.:
2.38%, 6/19/2039	GBP	100,000	98,369
2.63%, 6/19/2059	GBP	100,000	87,910
Berkshire Hathaway, Inc.:
0.01%, 3/12/2025	EUR	100,000	99,112
1.13%, 3/16/2027	EUR	300,000	293,545
1.30%, 3/15/2024	EUR	50,000	52,044
1.63%, 3/16/2035	EUR	200,000	167,715
Booking Holdings, Inc.:
1.80%, 3/3/2027	EUR	100,000	100,017
2.38%, 9/23/2024	EUR	100,000	104,822
BorgWarner, Inc. 1.00%, 5/19/2031	EUR	100,000	76,925
Citigroup, Inc.:
Series EMTN, 0.75%, 10/26/2023	EUR	200,000	206,440
Series EMTN, 1.25%, 4/10/2029 (b)	EUR	200,000	182,440
Series EMTN, 1.50%, 10/26/2028	EUR	100,000	93,747
1.75%, 1/28/2025 (b)	EUR	150,000	154,046
Series EMTN, 2.38%, 5/22/2024	EUR	100,000	104,875
2.75%, 1/24/2024	GBP	100,000	119,774
Series EMTN, 3 Month USD LIBOR + 1.07%, 1.50%, 7/24/2026 (a)	EUR	200,000	200,238
Series EMTN, 3 Month USD LIBOR + 1.66%, 1.25%, 7/6/2026 (a)	EUR	200,000	198,966
Security Description		Principal Amount	Value
Coca-Cola Co.:
0.13%, 3/15/2029	EUR	200,000	$ 175,759
1.13%, 3/9/2027	EUR	100,000	98,755
1.63%, 3/9/2035	EUR	100,000	86,436
Comcast Corp.:
0.01%, 9/14/2026	EUR	100,000	94,465
0.75%, 2/20/2032	EUR	100,000	83,967
1.88%, 2/20/2036	GBP	125,000	118,383
DH Europe Finance II Sarl:
0.20%, 3/18/2026	EUR	100,000	96,251
0.75%, 9/18/2031	EUR	300,000	253,492
1.35%, 9/18/2039	EUR	100,000	72,569
Digital Euro Finco LLC:
2.50%, 1/16/2026	EUR	100,000	100,523
2.50%, 1/16/2026	EUR	100,000	100,523
Dow Chemical Co. 0.50%, 3/15/2027	EUR	100,000	92,143
Eli Lilly & Co. 1.70%, 11/1/2049	EUR	100,000	72,591
Exxon Mobil Corp.:
0.14%, 6/26/2024	EUR	100,000	101,286
0.52%, 6/26/2028	EUR	100,000	92,602
0.84%, 6/26/2032	EUR	100,000	83,341
1.41%, 6/26/2039	EUR	100,000	73,413
FedEx Corp. 1.63%, 1/11/2027	EUR	100,000	99,148
Fidelity National Information Services, Inc.:
1.50%, 5/21/2027	EUR	200,000	193,256
2.00%, 5/21/2030	EUR	200,000	186,848
Goldman Sachs Group Inc:
Series EMTN, 0.25%, 1/26/2028	EUR	300,000	262,499
Series EMTN, 2.00%, 11/1/2028	EUR	200,000	190,397
Goldman Sachs Group, Inc.:
Series EMTN, 0.13%, 8/19/2024	EUR	200,000	199,162
Series EMTN, 0.88%, 1/21/2030	EUR	200,000	170,363
Series EMTN, 1.25%, 5/1/2025	EUR	300,000	304,363
Series EMTN, 1.38%, 5/15/2024	EUR	96,000	99,673
Series EMTN, 1.63%, 7/27/2026	EUR	200,000	196,691
Series EMTN, 2.00%, 7/27/2023	EUR	200,000	209,934
Series EMTN, 2.13%, 9/30/2024	EUR	200,000	207,171
Series EMTN, 3.00%, 2/12/2031	EUR	150,000	148,353
Series EMTN, 3.13%, 7/25/2029	GBP	200,000	224,590
3.38%, 3/27/2025	EUR	200,000	212,042

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series EMTN, 4.25%, 1/29/2026	GBP	50,000	$ 60,805
International Business Machines Corp.:
0.30%, 2/11/2028	EUR	200,000	183,028
0.65%, 2/11/2032	EUR	200,000	168,197
Series EMTN, 0.88%, 1/31/2025	EUR	100,000	101,344
0.95%, 5/23/2025	EUR	200,000	201,800
1.50%, 5/23/2029	EUR	100,000	96,242
1.75%, 1/31/2031	EUR	200,000	189,902
Series EMTN, 2.88%, 11/7/2025	EUR	100,000	106,383
Johnson & Johnson 1.65%, 5/20/2035	EUR	200,000	181,149
JPMorgan Chase & Co.:
Series EMTN, 0.63%, 1/25/2024	EUR	400,000	409,412
Series EMTN, 1.50%, 1/27/2025	EUR	100,000	102,466
Series EMTN, 1.50%, 10/29/2026	EUR	100,000	98,620
Series EMTN, 2.88%, 5/24/2028	EUR	100,000	102,095
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.39%, 2/24/2028 (a)	EUR	150,000	138,060
Series EMTN, 3 Month USD LIBOR + 0.65%, 0.60%, 2/17/2033 (a)	EUR	400,000	320,296
Series EMTN, 3 Month USD LIBOR + 0.76%, 1.09%, 3/11/2027 (a)	EUR	300,000	292,858
Series EMTN, 3 Month USD LIBOR + 0.84%, 1.64%, 5/18/2028 (a)	EUR	300,000	291,825
Series EMTN, 3 Month USD LIBOR + 0.85%, 1.00%, 7/25/2031 (a)	EUR	300,000	261,355
Series EMTN, 3 Month USD LIBOR + 0.87%, 1.05%, 11/4/2032 (a)	EUR	200,000	169,473
Series EMTN, 3 Month USD LIBOR + 0.95%, 1.81%, 6/12/2029 (a)	EUR	100,000	96,329
SONIA + 0.68%, 0.99%, 4/28/2026 (a)	GBP	100,000	111,586
McDonald's Corp. Series GMTN, 1.00%, 11/15/2023	EUR	100,000	103,811
Medtronic Global Holdings SCA:
0.25%, 7/2/2025	EUR	200,000	198,011
0.38%, 10/15/2028	EUR	100,000	90,598
1.13%, 3/7/2027	EUR	300,000	294,469
1.38%, 10/15/2040	EUR	100,000	73,509
1.50%, 7/2/2039	EUR	200,000	153,971
Security Description		Principal Amount	Value
1.63%, 3/7/2031	EUR	100,000	$ 94,653
1.63%, 10/15/2050	EUR	100,000	68,109
1.75%, 7/2/2049	EUR	100,000	70,949
2.25%, 3/7/2039	EUR	100,000	87,172
Merck & Co., Inc. 1.88%, 10/15/2026	EUR	100,000	102,770
Metropolitan Life Global Funding I 0.38%, 4/9/2024	EUR	100,000	101,971
Microsoft Corp. 3.13%, 12/6/2028	EUR	200,000	219,240
Morgan Stanley:
Series GMTN, 1.38%, 10/27/2026	EUR	50,000	48,815
Series GMTN, 1.75%, 3/11/2024	EUR	300,000	311,631
Series GMTN, 1.75%, 1/30/2025	EUR	300,000	307,284
Series GMTN, 1.88%, 4/27/2027	EUR	200,000	196,255
3 Month USD LIBOR + 0.70%, 0.41%, 10/29/2027 (a)	EUR	100,000	93,005
3 Month USD LIBOR + 0.72%, 0.50%, 2/7/2031 (a)	EUR	200,000	167,065
Series EMTN, 3 Month USD LIBOR + 0.75%, 0.64%, 7/26/2024 (a)	EUR	240,000	247,123
3 Month USD LIBOR + 0.83%, 1.10%, 4/29/2033 (a)	EUR	400,000	329,447
Series EMTN, 3 Month USD LIBOR + 0.83%, 1.34%, 10/23/2026 (a)	EUR	100,000	99,168
3 Month USD LIBOR + 0.87%, 0.50%, 10/26/2029 (a)	EUR	200,000	175,174
Nestle Finance International, Ltd.:
Series EMTN, 0.01%, 6/14/2026	EUR	100,000	96,383
0.38%, 5/12/2032	EUR	100,000	84,087
Series EMTN, 1.13%, 4/1/2026	EUR	100,000	101,348
Series EMTN, 1.50%, 4/1/2030	EUR	200,000	193,491
PepsiCo, Inc.:
0.25%, 5/6/2024	EUR	100,000	102,240
Series EMTN, 0.50%, 5/6/2028	EUR	200,000	186,368
Pfizer, Inc. Series REGS, 2.74%, 6/15/2043	GBP	200,000	205,980
Philip Morris International, Inc. Series EMTN, 2.88%, 3/3/2026	EUR	100,000	102,034

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Procter & Gamble Co.:
1.13%, 11/2/2023	EUR	100,000	$ 104,312
4.88%, 5/11/2027	EUR	100,000	117,035
Schlumberger Finance B.V.:
1.38%, 10/28/2026	EUR	100,000	100,355
2.00%, 5/6/2032	EUR	200,000	190,694
Schneider Electric SE Series EMTN, 0.25%, 9/9/2024	EUR	100,000	101,298
Stellantis NV:
Series EMTN, 0.63%, 3/30/2027	EUR	200,000	180,194
Series EMTN, 1.25%, 6/20/2033	EUR	200,000	145,726
2.75%, 5/15/2026	EUR	100,000	100,719
Series GMTN, 3.75%, 3/29/2024	EUR	100,000	105,967
3.88%, 1/5/2026	EUR	400,000	421,689
4.50%, 7/7/2028	EUR	200,000	211,400
Thermo Fisher Scientific Finance I B.V.:
0.80%, 10/18/2030	EUR	200,000	176,845
1.13%, 10/18/2033	EUR	100,000	84,655
1.63%, 10/18/2041	EUR	200,000	149,813
Thermo Fisher Scientific, Inc.:
0.75%, 9/12/2024	EUR	48,000	49,051
Series EMTN, 1.88%, 10/1/2049	EUR	100,000	71,362
Toyota Motor Credit Corp. Series EMTN, 0.25%, 7/16/2026	EUR	200,000	190,012
Upjohn Finance B.V. 1.91%, 6/23/2032	EUR	100,000	77,292
US Bancorp Series EMTN, 0.85%, 6/7/2024	EUR	100,000	101,433
Utah Acquisition Sub, Inc. Series ., 2.25%, 11/22/2024	EUR	100,000	101,453
Verizon Communications, Inc.:
0.88%, 4/2/2025	EUR	200,000	202,605
0.88%, 4/8/2027	EUR	100,000	96,222
1.25%, 4/8/2030	EUR	200,000	184,131
1.30%, 5/18/2033	EUR	100,000	86,021
1.38%, 10/27/2026	EUR	200,000	199,683
1.38%, 11/2/2028	EUR	100,000	95,765
2.63%, 12/1/2031	EUR	100,000	100,027
Series 20Y, 2.88%, 1/15/2038	EUR	200,000	189,399
Series EMTN, 3.25%, 2/17/2026	EUR	250,000	270,382
3.38%, 10/27/2036	GBP	100,000	108,131
Visa, Inc. 1.50%, 6/15/2026	EUR	300,000	307,315
Security Description		Principal Amount	Value
Walmart, Inc.:
4.88%, 9/21/2029	EUR	121,000	$ 142,442
5.25%, 9/28/2035	GBP	68,000	95,742
5.63%, 3/27/2034	GBP	100,000	144,307
Wells Fargo & Co.:
Series EMTN, 0.50%, 4/26/2024	EUR	100,000	101,235
Series EMTN, 0.63%, 3/25/2030	EUR	100,000	83,617
0.63%, 8/14/2030	EUR	100,000	82,698
Series EMTN, 1.00%, 2/2/2027	EUR	200,000	188,546
Series EMTN, 1.38%, 10/26/2026	EUR	100,000	96,556
Series EMTN, 1.50%, 5/24/2027	EUR	400,000	384,167
Series EMTN, 2.00%, 7/28/2025	GBP	100,000	114,955
Series EMTN, 2.00%, 4/27/2026	EUR	400,000	399,738
Series EMTN, 2.13%, 6/4/2024	EUR	100,000	104,002
4.63%, 11/2/2035	GBP	50,000	60,970
Series EMTN, 3 Month USD LIBOR + 1.67%, 1.34%, 5/4/2025 (a)	EUR	200,000	203,987
			28,783,034
TOTAL CORPORATE BONDS & NOTES (Cost $132,168,969)			104,599,514
	Shares
SHORT-TERM INVESTMENTS — 2.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d)	7,600	7,600
State Street Navigator Securities Lending Portfolio II (e)(f)	2,788,652	2,788,652
TOTAL SHORT-TERM INVESTMENTS (Cost $2,796,252)		2,796,252
TOTAL INVESTMENTS — 101.3% (Cost $134,965,221)		107,395,766
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.3)%		(1,355,696)
NET ASSETS — 100.0%		$ 106,040,070

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Variable Rate Security - Interest rate shown is rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(b)	All or a portion of the shares of the security are on loan at June 30, 2022.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
(e)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

DMTN	Domestic Medium - Term Note
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SONIA	Sterling Overnight Index Average
AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$ —	$104,599,514	$—	$104,599,514
Short-Term Investments	2,796,252	—	—	2,796,252
TOTAL INVESTMENTS	$2,796,252	$104,599,514	$—	$107,395,766
Sector Breakdown as of June 30, 2022

% of Total Investments
Financial	50.0%
Consumer, Non-cyclical	13.8
Communications	9.3
Consumer, Cyclical	8.5
Energy	4.8
Utilities	4.1
Technology	3.3
Industrial	2.8
Basic Materials	0.8
Short-Term Investments	2.6
TOTAL	100.0%
(The sector breakdown is expressed as a percentage of total investments and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	11,467	$ 11,467	$ 349,235	$ 353,102	$—	$—	7,600	$ 7,600	$ 26
State Street Navigator Securities Lending Portfolio II	2,853,956	2,853,956	14,013,952	14,079,256	—	—	2,788,652	2,788,652	4,463
Total		$2,865,423	$14,363,187	$14,432,358	$—	$—		$2,796,252	$4,489
See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.6%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	3,095,000	$ 1,997,240
Series 161, 0.25%, 11/21/2025	AUD	3,405,000	2,119,053
Series 164, 0.50%, 9/21/2026	AUD	2,223,000	1,360,719
Series 160, 1.00%, 12/21/2030	AUD	2,875,000	1,600,542
Series 163, 1.00%, 11/21/2031	AUD	4,525,000	2,458,602
Series 158, 1.25%, 5/21/2032	AUD	2,587,000	1,425,144
Series 157, 1.50%, 6/21/2031	AUD	3,622,000	2,084,111
Series 165, 1.75%, 11/21/2032	AUD	2,005,000	1,149,689
Series 162, 1.75%, 6/21/2051	AUD	1,425,000	622,223
Series 149, 2.25%, 5/21/2028	AUD	2,350,000	1,513,667
Series 155, 2.50%, 5/21/2030	AUD	3,402,000	2,164,944
Series 137, 2.75%, 4/21/2024	AUD	2,777,000	1,913,498
Series 148, 2.75%, 11/21/2027	AUD	1,950,000	1,297,475
Series 148, 2.75%, 11/21/2027	AUD	1,088,000	723,925
Series 152, 2.75%, 11/21/2028	AUD	2,546,000	1,677,224
Series 154, 2.75%, 11/21/2029	AUD	2,071,000	1,349,460
Series 145, 2.75%, 6/21/2035	AUD	674,000	414,923
Series 156, 2.75%, 5/21/2041	AUD	955,000	558,962
Series 150, 3.00%, 3/21/2047	AUD	1,355,000	800,686
Series 139, 3.25%, 4/21/2025	AUD	2,757,000	1,901,903
Series 138, 3.25%, 4/21/2029	AUD	2,664,000	1,801,925
Series 147, 3.25%, 6/21/2039	AUD	925,000	589,466
Series 144, 3.75%, 4/21/2037	AUD	914,000	624,194
Series 142, 4.25%, 4/21/2026	AUD	2,574,000	1,830,957
Series 140, 4.50%, 4/21/2033	AUD	1,210,000	891,739
Security Description		Principal Amount	Value
Series 136, 4.75%, 4/21/2027	AUD	2,395,000	$ 1,747,968
			36,620,239
AUSTRIA — 2.8%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	215,000	223,421
Zero Coupon, 7/15/2024 (a)	EUR	1,017,000	1,048,197
Zero Coupon, 2/20/2030 (a)	EUR	917,000	842,171
Zero Coupon, 2/20/2031 (a)	EUR	1,700,000	1,518,513
0.50%, 4/20/2027 (a)	EUR	683,000	687,093
0.50%, 2/20/2029 (a)	EUR	819,000	797,653
0.75%, 10/20/2026 (a)	EUR	1,776,000	1,819,251
0.75%, 2/20/2028 (a)	EUR	1,173,000	1,178,045
0.75%, 3/20/2051 (a)	EUR	400,000	286,903
0.85%, 6/30/2120 (a)	EUR	375,000	173,715
1.20%, 10/20/2025 (a)	EUR	1,286,000	1,350,380
1.50%, 2/20/2047 (a)	EUR	877,000	792,622
1.50%, 11/2/2086 (a)	EUR	210,000	154,579
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,090,000	1,162,406
1.75%, 10/20/2023 (a)	EUR	876,000	931,282
2.10%, 9/20/2117 (a)	EUR	623,000	550,032
2.40%, 5/23/2034 (a)	EUR	1,107,000	1,203,307
3.15%, 6/20/2044 (a)	EUR	1,168,000	1,419,488
3.80%, 1/26/2062 (a)	EUR	447,000	635,016
4.15%, 3/15/2037 (a)	EUR	1,396,000	1,826,175
4.85%, 3/15/2026 (a)	EUR	1,092,000	1,296,322
6.25%, 7/15/2027	EUR	1,044,000	1,355,264
Republic of Austria Government Bond:
Zero Coupon, 4/20/2025 (a)	EUR	760,000	772,692
Zero Coupon, 10/20/2040 (a)	EUR	250,000	172,951
0.70%, 4/20/2071 (a)	EUR	250,000	138,713
0.90%, 2/20/2032 (a)	EUR	327,000	311,108
			22,647,299
BELGIUM — 4.3%
Belgium Government Bond:
Series 91, Zero Coupon, 10/22/2027 (a)	EUR	738,000	717,588
Series 92, Zero Coupon, 10/22/2031 (a)	EUR	1,763,000	1,543,664
Series 89, 0.10%, 6/22/2030 (a)	EUR	1,099,200	1,009,745
Series 94, 0.35%, 6/22/2032 (a)	EUR	737,000	654,470

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,145,000	$ 1,187,575
Series 93, 0.65%, 6/22/2071 (a)	EUR	589,000	286,274
Series 74, 0.80%, 6/22/2025 (a)	EUR	2,400,000	2,490,437
Series 81, 0.80%, 6/22/2027 (a)	EUR	1,400,000	1,425,906
Series 85, 0.80%, 6/22/2028 (a)	EUR	1,366,000	1,375,403
Series 87, 0.90%, 6/22/2029 (a)	EUR	1,751,000	1,746,435
Series 77, 1.00%, 6/22/2026 (a)	EUR	1,590,000	1,650,064
Series 75, 1.00%, 6/22/2031 (a)	EUR	1,667,000	1,619,876
Series 86, 1.25%, 4/22/2033 (a)	EUR	967,000	938,671
Series 95, 1.40%, 6/22/2053 (a)	EUR	500,000	384,767
Series 84, 1.45%, 6/22/2037 (a)	EUR	668,000	617,532
Series 78, 1.60%, 6/22/2047 (a)	EUR	1,329,000	1,133,222
Series 88, 1.70%, 6/22/2050 (a)	EUR	1,245,000	1,063,619
Series 76, 1.90%, 6/22/2038 (a)	EUR	796,000	778,666
Series 80, 2.15%, 6/22/2066 (a)	EUR	555,000	506,450
Series 83, 2.25%, 6/22/2057 (a)	EUR	594,000	568,119
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,262,000	1,367,340
Series 73, 3.00%, 6/22/2034 (a)	EUR	835,000	948,791
Series 71, 3.75%, 6/22/2045	EUR	845,000	1,059,592
Series 66, 4.00%, 3/28/2032	EUR	733,000	907,737
Series 60, 4.25%, 3/28/2041 (a)	EUR	1,830,000	2,396,506
Series 64, 4.50%, 3/28/2026 (a)	EUR	1,072,000	1,258,076
Series 44, 5.00%, 3/28/2035 (a)	EUR	1,802,000	2,463,991
Series 31, 5.50%, 3/28/2028	EUR	1,773,000	2,277,445
			34,377,961
CANADA — 4.6%
Canadian Government Bond:
0.25%, 8/1/2023	CAD	400,000	300,886
0.25%, 4/1/2024	CAD	2,565,000	1,893,811
0.25%, 3/1/2026	CAD	1,100,000	769,464
0.50%, 11/1/2023	CAD	1,250,000	936,819
0.50%, 9/1/2025	CAD	3,185,000	2,276,973
Security Description		Principal Amount	Value
0.50%, 12/1/2030	CAD	1,250,000	$ 775,608
0.75%, 2/1/2024	CAD	1,125,000	841,021
1.00%, 9/1/2026	CAD	500,000	355,992
1.00%, 6/1/2027	CAD	1,249,000	876,626
1.25%, 3/1/2025	CAD	1,470,000	1,085,791
1.25%, 3/1/2027	CAD	900,000	641,566
1.25%, 6/1/2030	CAD	3,727,000	2,496,534
1.50%, 5/1/2024	CAD	1,700,000	1,280,569
1.50%, 9/1/2024	CAD	1,139,000	853,723
1.50%, 6/1/2026	CAD	1,403,000	1,024,771
1.50%, 6/1/2031	CAD	2,725,000	1,830,941
1.50%, 12/1/2031	CAD	1,540,000	1,027,523
1.75%, 12/1/2053	CAD	1,400,000	784,496
2.00%, 9/1/2023	CAD	2,779,000	2,127,857
2.00%, 6/1/2028	CAD	1,350,000	983,226
2.00%, 6/1/2032	CAD	1,000,000	694,973
2.00%, 12/1/2051	CAD	3,130,000	1,888,642
2.25%, 3/1/2024	CAD	1,523,000	1,165,331
2.25%, 6/1/2025	CAD	910,000	688,862
2.25%, 6/1/2029	CAD	1,435,000	1,050,382
2.50%, 6/1/2024	CAD	1,180,000	904,874
2.75%, 12/1/2048	CAD	1,117,000	800,276
2.75%, 12/1/2064	CAD	385,000	269,283
3.50%, 12/1/2045	CAD	1,423,000	1,154,709
4.00%, 6/1/2041	CAD	1,008,000	865,776
5.00%, 6/1/2037	CAD	1,020,000	952,760
Series WL43, 5.75%, 6/1/2029	CAD	1,220,000	1,096,391
5.75%, 6/1/2033	CAD	1,370,000	1,301,635
Series VW17, 8.00%, 6/1/2027	CAD	370,000	350,170
Series A-76, 9.00%, 6/1/2025	CAD	330,000	297,474
			36,645,735
CHILE — 0.3%
Bonos de la Tesoreria de la Republica en pesos:
2.30%, 10/1/2028 (a)	CLP	170,000,000	143,260
2.50%, 3/1/2025	CLP	550,000,000	530,507
4.50%, 3/1/2026	CLP	310,000,000	311,073
4.70%, 9/1/2030 (a)	CLP	340,000,000	325,241
5.00%, 10/1/2028 (a)	CLP	160,000,000	157,923
5.00%, 3/1/2035	CLP	415,000,000	390,071
5.10%, 7/15/2050	CLP	95,000,000	84,433
Series 30YR, 6.00%, 1/1/2043	CLP	330,000,000	338,016
			2,280,524
CHINA — 4.5%
China Government Bond:
Series INBK, 2.47%, 9/2/2024	CNY	10,900,000	1,633,298
Series INBK, 2.75%, 2/17/2032	CNY	5,000,000	739,864
Series INBK, 2.89%, 11/18/2031	CNY	6,400,000	956,761

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 1904, 3.19%, 4/11/2024	CNY	15,300,000	$ 2,324,220
Series 1907, 3.25%, 6/6/2026	CNY	20,150,000	3,085,075
Series 1827, 3.25%, 11/22/2028	CNY	69,600,000	10,674,694
Series INBK, 3.27%, 11/19/2030	CNY	10,700,000	1,645,687
Series 1823, 3.29%, 10/18/2023	CNY	42,370,000	6,427,553
Series INBK, 3.39%, 3/16/2050	CNY	4,000,000	597,403
Series INBK, 3.76%, 3/22/2071	CNY	2,000,000	323,096
Series 1824, 4.08%, 10/22/2048	CNY	45,380,000	7,612,083
Series 2417, 4.63%, 8/11/2034	CNY	1,500,000	265,051
			36,284,785
COLOMBIA — 0.6%
Colombian TES:
Series B, 6.00%, 4/28/2028	COP	6,475,000,000	1,219,879
Series B, 7.00%, 6/30/2032	COP	7,290,000,000	1,298,030
Series B, 7.25%, 10/26/2050	COP	3,317,000,000	504,265
Series B, 7.50%, 8/26/2026	COP	7,458,000,000	1,598,641
			4,620,815
CYPRUS — 0.1%
Cyprus Government International Bond:
Series EMTN, 1.25%, 1/21/2040	EUR	100,000	71,558
Series EMTN, 1.50%, 4/16/2027	EUR	50,000	49,287
Series EMTN, 2.38%, 9/25/2028	EUR	250,000	249,962
Series EMTN, 2.75%, 6/27/2024	EUR	50,000	53,455
Series EMTN, 2.75%, 2/26/2034	EUR	100,000	95,005
Series EMTN, 2.75%, 5/3/2049	EUR	100,000	87,209
Series EMTN, 3.75%, 7/26/2023	EUR	210,000	224,585
Series EMTN, 4.25%, 11/4/2025	EUR	100,000	110,811
Series EMTN, 4.25%, 11/4/2025	EUR	70,000	77,568
			1,019,440
Security Description		Principal Amount	Value
CZECH REPUBLIC — 0.8%
Czech Republic Government Bond:
Series 135, Zero Coupon, 12/12/2024	CZK	6,100,000	$ 221,207
Series 100, 0.25%, 2/10/2027	CZK	8,210,000	273,781
Series 97, 0.45%, 10/25/2023	CZK	9,540,000	371,840
Series 94, 0.95%, 5/15/2030	CZK	10,730,000	334,233
Series 95, 1.00%, 6/26/2026	CZK	14,090,000	497,852
Series 121, 1.20%, 3/13/2031	CZK	21,130,000	657,294
Series 120, 1.25%, 2/14/2025	CZK	10,200,000	380,019
Series 125, 1.50%, 4/24/2040	CZK	7,600,000	190,802
Series 138, 1.75%, 6/23/2032	CZK	11,300,000	360,346
Series 103, 2.00%, 10/13/2033	CZK	14,200,000	453,185
Series 89, 2.40%, 9/17/2025	CZK	10,440,000	397,785
Series 78, 2.50%, 8/25/2028	CZK	18,700,000	678,128
Series 105, 2.75%, 7/23/2029	CZK	20,430,000	743,454
Series 49, 4.20%, 12/4/2036	CZK	4,530,000	177,676
Series 53, 4.85%, 11/26/2057	CZK	1,750,000	68,889
Series 58, 5.70%, 5/25/2024	CZK	6,990,000	292,331
			6,098,822
DENMARK — 0.8%
Denmark Government Bond:
Zero Coupon, 11/15/2024	DKK	850,000	116,541
Series 10Y, Zero Coupon, 11/15/2031	DKK	4,570,000	546,937
Series 30Y, 0.25%, 11/15/2052	DKK	4,270,000	363,373
Series 10Y, 0.50%, 11/15/2027	DKK	6,903,000	924,248
Series 10YR, 0.50%, 11/15/2029	DKK	10,921,000	1,416,191
1.50%, 11/15/2023	DKK	3,095,000	440,444
1.75%, 11/15/2025	DKK	5,068,000	725,772
4.50%, 11/15/2039	DKK	10,924,000	2,096,826
7.00%, 11/10/2024	DKK	1,002,000	160,247
			6,790,579

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
ESTONIA — 0.0% (b)
Estonia Government International Bond 0.13%, 6/10/2030	EUR	100,000	$ 85,682
FINLAND — 1.2%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	270,000	280,754
Zero Coupon, 9/15/2024 (a)	EUR	105,000	107,867
Zero Coupon, 9/15/2026 (a)	EUR	531,000	526,185
Zero Coupon, 9/15/2030 (a)	EUR	375,000	340,196
0.13%, 9/15/2031 (a)	EUR	600,000	537,551
0.13%, 4/15/2036 (a)	EUR	471,000	376,769
0.13%, 4/15/2052 (a)	EUR	250,000	145,993
0.25%, 9/15/2040 (a)	EUR	272,000	201,727
0.50%, 4/15/2026 (a)	EUR	531,000	540,745
0.50%, 9/15/2027 (a)	EUR	590,000	590,818
0.50%, 9/15/2028 (a)	EUR	362,000	356,200
0.50%, 9/15/2029 (a)	EUR	648,000	626,542
0.50%, 4/15/2043 (a)	EUR	267,000	197,059
0.75%, 4/15/2031 (a)	EUR	522,000	501,364
0.88%, 9/15/2025 (a)	EUR	393,000	408,483
1.13%, 4/15/2034 (a)	EUR	555,000	525,751
Series 30Y, 1.38%, 4/15/2047 (a)	EUR	616,000	548,128
2.00%, 4/15/2024 (a)	EUR	497,000	531,965
2.63%, 7/4/2042 (a)	EUR	534,000	591,002
2.75%, 7/4/2028 (a)	EUR	800,000	899,923
4.00%, 7/4/2025 (a)	EUR	561,000	639,575
			9,474,597
FRANCE — 4.8%
France Government Bond OAT:
Zero Coupon, 3/25/2024	EUR	900,000	930,820
Zero Coupon, 3/25/2025	EUR	1,355,000	1,377,039
Zero Coupon, 2/25/2026	EUR	788,000	789,295
Zero Coupon, 11/25/2029	EUR	991,000	918,440
Zero Coupon, 11/25/2030	EUR	1,229,000	1,108,540
Zero Coupon, 11/25/2031	EUR	1,000,000	878,500
0.25%, 11/25/2026	EUR	975,000	973,740
0.50%, 5/25/2025	EUR	820,000	843,599
0.50%, 5/25/2026	EUR	1,188,000	1,207,668
0.50%, 5/25/2029	EUR	960,000	934,305
0.50%, 5/25/2040 (a)	EUR	667,000	509,496
0.50%, 5/25/2072 (a)	EUR	127,000	58,154
Security Description		Principal Amount	Value
0.75%, 5/25/2028	EUR	1,266,000	$ 1,270,013
0.75%, 11/25/2028	EUR	1,100,000	1,095,370
0.75%, 5/25/2052	EUR	500,000	332,767
1.00%, 11/25/2025	EUR	1,017,000	1,058,068
1.00%, 5/25/2027	EUR	913,000	938,852
1.25%, 5/25/2034	EUR	835,000	794,253
1.25%, 5/25/2036 (a)	EUR	660,000	611,224
1.50%, 5/25/2031	EUR	1,095,000	1,119,514
1.50%, 5/25/2050 (a)	EUR	830,000	701,561
1.75%, 11/25/2024	EUR	1,000,000	1,066,022
1.75%, 6/25/2039 (a)	EUR	550,000	535,470
1.75%, 5/25/2066 (a)	EUR	485,000	402,156
2.00%, 5/25/2048 (a)	EUR	615,000	588,775
2.25%, 5/25/2024	EUR	740,000	795,397
2.50%, 5/25/2030	EUR	1,111,000	1,235,714
2.75%, 10/25/2027	EUR	1,115,000	1,246,656
3.25%, 5/25/2045	EUR	585,000	700,754
3.50%, 4/25/2026	EUR	932,000	1,058,232
4.00%, 10/25/2038	EUR	726,000	938,642
4.00%, 4/25/2055 (a)	EUR	374,000	514,465
4.00%, 4/25/2060	EUR	498,000	695,331
4.25%, 10/25/2023	EUR	1,050,000	1,152,007
4.50%, 4/25/2041	EUR	928,000	1,276,210
4.75%, 4/25/2035	EUR	798,000	1,077,677
5.50%, 4/25/2029	EUR	755,000	989,753
5.75%, 10/25/2032	EUR	857,000	1,213,667
6.00%, 10/25/2025	EUR	876,000	1,061,337
French Republic Government Bond OAT:
Zero Coupon, 2/25/2024	EUR	400,000	414,233
Zero Coupon, 2/25/2025	EUR	400,000	406,842
Zero Coupon, 2/25/2027	EUR	1,325,000	1,302,507
Zero Coupon, 5/25/2032	EUR	1,050,000	907,399
0.50%, 6/25/2044 (a)	EUR	300,000	212,613
0.75%, 5/25/2053 (a)	EUR	400,000	259,824
			38,502,901
GERMANY — 4.5%
Bundesrepublik Deutschland:
Zero Coupon, 8/15/2026	EUR	887,000	892,429
Zero Coupon, 8/15/2029	EUR	800,000	769,695
Zero Coupon, 8/15/2030	EUR	1,233,000	1,167,215
Series G, Zero Coupon, 8/15/2030	EUR	570,000	540,026
Zero Coupon, 2/15/2031	EUR	1,103,000	1,034,133
Zero Coupon, 8/15/2050	EUR	650,000	434,292

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
0.25%, 2/15/2027	EUR	1,382,000	$ 1,397,355
0.25%, 8/15/2028	EUR	930,000	922,251
0.50%, 8/15/2027	EUR	595,000	605,070
0.50%, 2/15/2028	EUR	1,122,000	1,134,980
1.25%, 8/15/2048	EUR	1,111,000	1,072,041
Series 98, 4.75%, 7/4/2028	EUR	630,000	797,783
Series 08, 4.75%, 7/4/2040	EUR	100,000	155,145
Series 94, 6.25%, 1/4/2024	EUR	265,000	301,326
Bundesrepublik Deutschland Bundesanleihe:
Zero Coupon, 8/15/2031	EUR	1,035,000	960,895
Series G, Zero Coupon, 8/15/2031	EUR	225,000	209,172
Zero Coupon, 2/15/2032	EUR	750,000	688,876
Zero Coupon, 8/15/2052	EUR	685,000	440,940
Bundesschatzanweisungen:
Zero Coupon, 9/15/2023	EUR	300,000	312,135
Zero Coupon, 12/15/2023	EUR	375,000	389,864
Zero Coupon, 3/15/2024	EUR	450,000	466,298
Federal Republic of Germany:
Series 178, Zero Coupon, 10/13/2023	EUR	605,000	629,604
Series 179, Zero Coupon, 4/5/2024	EUR	550,000	569,644
Series 180, Zero Coupon, 10/18/2024	EUR	550,000	565,365
Series 181, Zero Coupon, 4/11/2025	EUR	500,000	511,317
Series 182, Zero Coupon, 10/10/2025	EUR	770,000	782,846
Series 183, Zero Coupon, 4/10/2026	EUR	800,000	808,325
Zero Coupon, 2/15/2030	EUR	831,000	793,181
0.25%, 2/15/2029	EUR	866,000	854,018
0.50%, 2/15/2025	EUR	1,211,000	1,257,580
0.50%, 2/15/2026	EUR	1,153,000	1,189,109
1.00%, 8/15/2024	EUR	765,000	804,720
1.00%, 8/15/2025	EUR	868,000	911,444
1.50%, 5/15/2024	EUR	774,000	822,772
1.75%, 2/15/2024	EUR	650,000	693,194
2.00%, 8/15/2023	EUR	200,000	212,854
2.50%, 7/4/2044	EUR	882,000	1,074,648
2.50%, 8/15/2046	EUR	929,000	1,146,808
3.25%, 7/4/2042	EUR	614,000	821,435
Security Description		Principal Amount	Value
Series 05, 4.00%, 1/4/2037	EUR	742,000	$ 1,017,849
Series 2007, 4.25%, 7/4/2039	EUR	602,000	874,902
Series 03, 4.75%, 7/4/2034	EUR	874,000	1,244,478
Series 08, 4.75%, 7/4/2040	EUR	493,000	764,864
Series 00, 5.50%, 1/4/2031	EUR	690,000	967,043
Series 98, 5.63%, 1/4/2028	EUR	725,000	942,088
Series 00, 6.25%, 1/4/2030	EUR	483,000	687,424
Series 97, 6.50%, 7/4/2027	EUR	570,000	753,588
			36,393,021
HONG KONG — 0.1%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	650,000	79,750
1.25%, 6/29/2027	HKD	450,000	53,382
1.68%, 1/21/2026	HKD	1,350,000	166,299
1.89%, 3/2/2032	HKD	300,000	34,738
1.97%, 1/17/2029	HKD	600,000	72,615
2.02%, 3/7/2034	HKD	300,000	34,416
2.13%, 7/16/2030	HKD	450,000	54,316
2.22%, 8/7/2024	HKD	1,600,000	202,400
			697,916
HUNGARY — 0.4%
Hungary Government Bond:
Series 25/C, 1.00%, 11/26/2025	HUF	83,150,000	172,658
Series 26/E, 1.50%, 4/22/2026	HUF	97,000,000	199,858
Series 29/A, 2.00%, 5/23/2029	HUF	80,000,000	144,891
Series 33/A, 2.25%, 4/20/2033	HUF	141,720,000	222,287
Series 34/A, 2.25%, 6/22/2034	HUF	40,000,000	60,031
Series 24/C, 2.50%, 10/24/2024	HUF	124,830,000	289,641
Series 26/D, 2.75%, 12/22/2026	HUF	132,080,000	276,215
Series 24/B, 3.00%, 6/26/2024	HUF	118,130,000	281,823
Series 27/A, 3.00%, 10/27/2027	HUF	110,260,000	226,016
Series 30/A, 3.00%, 8/21/2030	HUF	129,210,000	239,784
Series 38/A, 3.00%, 10/27/2038	HUF	103,500,000	151,010
Series 41/A, 3.00%, 4/25/2041	HUF	45,000,000	62,531

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 31/A, 3.25%, 10/22/2031	HUF	135,000,000	$ 247,670
Series 25/B, 5.50%, 6/24/2025	HUF	72,840,000	177,715
Series 23/A, 6.00%, 11/24/2023	HUF	97,760,000	251,573
Series 28/A, 6.75%, 10/22/2028	HUF	92,270,000	225,222
			3,228,925
INDONESIA — 2.9%
Indonesia Treasury Bond:
Series FR90, 5.13%, 4/15/2027	IDR	2,936,000,000	188,681
Series FR64, 6.13%, 5/15/2028	IDR	57,635,000,000	3,779,788
Series FR88, 6.25%, 6/15/2036	IDR	31,763,000,000	1,916,760
Series FR81, 6.50%, 6/15/2025	IDR	15,735,000,000	1,083,151
Series FR65, 6.63%, 5/15/2033	IDR	64,700,000,000	4,082,430
Series FR89, 6.88%, 8/15/2051	IDR	6,350,000,000	399,017
Series FR59, 7.00%, 5/15/2027	IDR	44,850,000,000	3,085,837
Series FR92, 7.13%, 6/15/2042	IDR	3,375,000,000	223,247
Series FR76, 7.38%, 5/15/2048	IDR	10,875,000,000	718,528
Series FR75, 7.50%, 5/15/2038	IDR	57,566,000,000	3,829,361
Series FR70, 8.38%, 3/15/2024	IDR	50,160,000,000	3,543,776
			22,850,576
IRELAND — 1.5%
Ireland Government Bond:
Zero Coupon, 10/18/2031	EUR	1,000,000	873,745
0.20%, 5/15/2027	EUR	252,000	249,038
0.20%, 10/18/2030	EUR	600,000	549,843
0.40%, 5/15/2035	EUR	491,900	411,585
0.55%, 4/22/2041	EUR	520,000	393,874
0.90%, 5/15/2028	EUR	953,000	961,327
1.00%, 5/15/2026	EUR	1,075,000	1,116,243
1.10%, 5/15/2029	EUR	1,036,000	1,047,552
1.30%, 5/15/2033	EUR	554,000	535,596
1.35%, 3/18/2031	EUR	715,000	720,312
1.50%, 5/15/2050	EUR	650,000	541,173
1.70%, 5/15/2037	EUR	460,000	448,541
2.00%, 2/18/2045	EUR	978,000	947,513
2.40%, 5/15/2030	EUR	850,000	936,768
3.40%, 3/18/2024	EUR	764,000	834,884
5.40%, 3/13/2025	EUR	969,000	1,130,584
			11,698,578
Security Description		Principal Amount	Value
ISRAEL — 0.9%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	1,755,000	$ 490,857
Series 1024, 0.40%, 10/31/2024	ILS	1,265,000	345,453
Series 0425, 0.50%, 4/30/2025	ILS	1,895,000	515,360
Series 0330, 1.00%, 3/31/2030	ILS	2,825,000	716,488
Series 1123, 1.50%, 11/30/2023	ILS	1,690,000	480,364
Series 0537, 1.50%, 5/31/2037	ILS	1,250,000	289,546
Series 0825, 1.75%, 8/31/2025	ILS	1,904,000	534,383
Series 0327, 2.00%, 3/31/2027	ILS	1,590,000	445,657
Series 0928, 2.25%, 9/28/2028	ILS	1,700,000	478,309
Series 0324, 3.75%, 3/31/2024	ILS	1,917,000	560,897
Series 0347, 3.75%, 3/31/2047	ILS	2,585,000	783,622
Series 0142, 5.50%, 1/31/2042	ILS	2,305,000	877,565
Series 1026, 6.25%, 10/30/2026	ILS	1,490,000	492,181
			7,010,682
ITALY — 4.6%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 11/29/2023	EUR	175,000	180,124
Zero Coupon, 1/15/2024	EUR	250,000	256,511
Zero Coupon, 1/30/2024	EUR	350,000	359,027
Zero Coupon, 4/15/2024	EUR	575,000	586,923
Zero Coupon, 8/15/2024	EUR	200,000	202,681
Zero Coupon, 12/15/2024	EUR	500,000	501,381
Zero Coupon, 4/1/2026	EUR	825,000	794,971
Zero Coupon, 8/1/2026	EUR	275,000	262,576
0.25%, 3/15/2028	EUR	225,000	205,679
0.35%, 2/1/2025	EUR	475,000	479,714
0.50%, 2/1/2026	EUR	500,000	494,517
0.60%, 8/1/2031 (a)	EUR	525,000	437,387
0.90%, 4/1/2031	EUR	473,000	409,827
0.95%, 8/1/2030	EUR	204,000	181,185
0.95%, 12/1/2031 (a)	EUR	200,000	170,776
0.95%, 6/1/2032	EUR	150,000	126,270

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
1.25%, 12/1/2026	EUR	688,000	$ 688,844
1.35%, 4/1/2030	EUR	897,000	833,281
1.45%, 11/15/2024	EUR	334,000	347,862
1.45%, 5/15/2025	EUR	600,000	619,703
1.45%, 3/1/2036 (a)	EUR	251,000	206,007
1.50%, 4/30/2045 (a)	EUR	500,000	359,796
1.60%, 6/1/2026	EUR	657,000	673,406
1.65%, 12/1/2030 (a)	EUR	719,000	671,401
1.70%, 9/1/2051 (a)	EUR	350,000	244,627
1.75%, 7/1/2024	EUR	400,000	420,843
1.80%, 3/1/2041 (a)	EUR	300,000	239,460
1.85%, 5/15/2024	EUR	355,000	374,129
2.00%, 2/1/2028	EUR	670,000	680,463
2.05%, 8/1/2027	EUR	590,000	604,694
2.15%, 3/1/2072 (a)	EUR	300,000	208,229
2.20%, 6/1/2027	EUR	750,000	776,388
2.25%, 9/1/2036 (a)	EUR	295,000	267,092
Series 5Y, 2.45%, 10/1/2023	EUR	385,000	409,824
2.45%, 9/1/2033 (a)	EUR	870,000	833,791
2.50%, 11/15/2025	EUR	478,000	508,068
2.80%, 12/1/2028	EUR	906,000	952,379
2.80%, 3/1/2067 (a)	EUR	245,000	204,635
2.95%, 9/1/2038 (a)	EUR	327,000	319,694
3.00%, 8/1/2029	EUR	602,000	634,950
3.10%, 3/1/2040 (a)	EUR	223,000	220,219
3.45%, 3/1/2048 (a)	EUR	441,000	451,326
3.85%, 9/1/2049 (a)	EUR	280,000	304,294
7.25%, 11/1/2026	EUR	316,000	399,923
9.00%, 11/1/2023	EUR	250,000	288,727
Republic of Italy:
1.50%, 6/1/2025	EUR	354,000	366,449
1.65%, 3/1/2032 (a)	EUR	627,000	571,980
1.85%, 7/1/2025 (a)	EUR	400,000	417,135
2.00%, 12/1/2025	EUR	707,000	739,429
2.10%, 7/15/2026	EUR	150,000	156,256
Series CAC, 2.45%, 9/1/2050 (a)	EUR	250,000	208,248
2.50%, 12/1/2024	EUR	542,000	577,853
2.70%, 3/1/2047 (a)	EUR	335,000	301,492
3.25%, 9/1/2046 (a)	EUR	481,000	479,393
3.35%, 3/1/2035 (a)	EUR	500,000	518,752
3.50%, 3/1/2030 (a)	EUR	866,000	943,982
3.75%, 9/1/2024	EUR	430,000	471,085
4.00%, 2/1/2037 (a)	EUR	762,000	846,766
4.50%, 3/1/2024	EUR	665,000	733,003
4.50%, 3/1/2026 (a)	EUR	757,000	860,017
4.75%, 8/1/2023 (a)	EUR	530,000	577,477
4.75%, 9/1/2028 (a)	EUR	774,000	901,910
4.75%, 9/1/2044 (a)	EUR	781,000	961,656
5.00%, 3/1/2025 (a)	EUR	550,000	624,308
5.00%, 8/1/2034 (a)	EUR	752,000	910,788
5.00%, 8/1/2039 (a)	EUR	579,000	720,870
5.00%, 9/1/2040 (a)	EUR	470,000	587,346
5.25%, 11/1/2029	EUR	757,000	918,917
Security Description		Principal Amount	Value
5.75%, 2/1/2033	EUR	439,000	$ 557,499
6.00%, 5/1/2031	EUR	945,000	1,208,569
6.50%, 11/1/2027	EUR	780,000	982,048
			36,536,832
JAPAN — 23.0%
Government of Japan 10 Year Bond:
Series 342, 0.10%, 3/20/2026	JPY	230,500,000	1,704,280
Series 343, 0.10%, 6/20/2026	JPY	190,000,000	1,404,857
Series 344, 0.10%, 9/20/2026	JPY	314,550,000	2,325,871
Series 345, 0.10%, 12/20/2026	JPY	282,250,000	2,086,558
Series 346, 0.10%, 3/20/2027	JPY	277,250,000	2,049,126
Series 347, 0.10%, 6/20/2027	JPY	197,000,000	1,455,020
Series 348, 0.10%, 9/20/2027	JPY	189,000,000	1,394,723
Series 349, 0.10%, 12/20/2027	JPY	220,200,000	1,622,985
Series 350, 0.10%, 3/20/2028	JPY	277,550,000	2,044,131
Series 351, 0.10%, 6/20/2028	JPY	197,500,000	1,452,825
Series 352, 0.10%, 9/20/2028	JPY	213,400,000	1,568,578
Series 353, 0.10%, 12/20/2028	JPY	195,000,000	1,432,053
Series 354, 0.10%, 3/20/2029	JPY	280,000,000	2,054,735
Series 355, 0.10%, 6/20/2029	JPY	210,000,000	1,539,289
Series 356, 0.10%, 9/20/2029	JPY	175,000,000	1,280,628
Series 357, 0.10%, 12/20/2029	JPY	265,000,000	1,934,146
Series 358, 0.10%, 3/20/2030	JPY	277,500,000	2,022,826
Series 359, 0.10%, 6/20/2030	JPY	449,800,000	3,277,013
Series 361, 0.10%, 12/20/2030	JPY	200,950,000	1,461,874
Series 337, 0.30%, 12/20/2024	JPY	133,300,000	989,936
Series 341, 0.30%, 12/20/2025	JPY	204,150,000	1,519,806
Series 338, 0.40%, 3/20/2025	JPY	264,450,000	1,970,659
Series 339, 0.40%, 6/20/2025	JPY	341,500,000	2,546,865
Series 340, 0.40%, 9/20/2025	JPY	297,150,000	2,217,858
Series 335, 0.50%, 9/20/2024	JPY	319,250,000	2,379,353

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 336, 0.50%, 12/20/2024	JPY	98,700,000	$ 736,557
Series 331, 0.60%, 9/20/2023	JPY	77,000,000	571,576
Series 332, 0.60%, 12/20/2023	JPY	245,000,000	1,821,409
Series 333, 0.60%, 3/20/2024	JPY	293,250,000	2,183,375
Series 334, 0.60%, 6/20/2024	JPY	252,950,000	1,886,247
Series 330, 0.80%, 9/20/2023	JPY	195,750,000	1,456,566
Government of Japan 20 Year Bond:
Series 157, 0.20%, 6/20/2036	JPY	124,650,000	871,380
Series 170, 0.30%, 9/20/2039	JPY	45,600,000	309,659
Series 171, 0.30%, 12/20/2039	JPY	55,400,000	375,006
Series 156, 0.40%, 3/20/2036	JPY	93,900,000	677,113
Series 168, 0.40%, 3/20/2039	JPY	25,000,000	173,945
Series 172, 0.40%, 3/20/2040	JPY	62,000,000	425,555
Series 173, 0.40%, 6/20/2040	JPY	68,850,000	470,676
Series 174, 0.40%, 9/20/2040	JPY	30,000,000	204,414
Series 158, 0.50%, 9/20/2036	JPY	90,300,000	656,763
Series 164, 0.50%, 3/20/2038	JPY	139,800,000	1,001,779
Series 165, 0.50%, 6/20/2038	JPY	120,000,000	857,087
Series 167, 0.50%, 12/20/2038	JPY	85,000,000	603,556
Series 175, 0.50%, 12/20/2040	JPY	122,450,000	847,492
Series 159, 0.60%, 12/20/2036	JPY	90,050,000	662,587
Series 161, 0.60%, 6/20/2037	JPY	97,150,000	711,597
Series 162, 0.60%, 9/20/2037	JPY	80,000,000	584,718
Series 163, 0.60%, 12/20/2037	JPY	96,000,000	699,725
Series 160, 0.70%, 3/20/2037	JPY	101,450,000	755,437
Series 166, 0.70%, 9/20/2038	JPY	95,000,000	697,562
Series 155, 1.00%, 12/20/2035	JPY	133,800,000	1,043,326
Series 151, 1.20%, 12/20/2034	JPY	130,000,000	1,040,144
Security Description		Principal Amount	Value
Series 152, 1.20%, 3/20/2035	JPY	95,000,000	$ 759,601
Series 154, 1.20%, 9/20/2035	JPY	104,950,000	838,619
Series 153, 1.30%, 6/20/2035	JPY	110,000,000	889,417
Series 150, 1.40%, 9/20/2034	JPY	337,150,000	2,755,644
Series 144, 1.50%, 3/20/2033	JPY	66,200,000	545,139
Series 148, 1.50%, 3/20/2034	JPY	110,000,000	907,707
Series 149, 1.50%, 6/20/2034	JPY	100,000,000	825,792
Series 136, 1.60%, 3/20/2032	JPY	100,600,000	833,376
Series 143, 1.60%, 3/20/2033	JPY	60,000,000	498,642
Series 147, 1.60%, 12/20/2033	JPY	150,000,000	1,249,630
Series 140, 1.70%, 9/20/2032	JPY	100,000,000	837,304
Series 141, 1.70%, 12/20/2032	JPY	130,000,000	1,089,395
Series 145, 1.70%, 6/20/2033	JPY	156,150,000	1,311,278
Series 146, 1.70%, 9/20/2033	JPY	175,000,000	1,470,410
Series 122, 1.80%, 9/20/2030	JPY	95,050,000	788,715
Series 130, 1.80%, 9/20/2031	JPY	134,100,000	1,124,187
Series 133, 1.80%, 12/20/2031	JPY	166,550,000	1,400,072
Series 142, 1.80%, 12/20/2032	JPY	166,650,000	1,409,070
Series 65, 1.90%, 12/20/2023	JPY	55,000,000	416,608
Series 108, 1.90%, 12/20/2028	JPY	51,350,000	420,888
Series 109, 1.90%, 3/20/2029	JPY	54,300,000	446,575
Series 121, 1.90%, 9/20/2030	JPY	48,600,000	406,161
Series 73, 2.00%, 12/20/2024	JPY	35,000,000	270,725
Series 77, 2.00%, 3/20/2025	JPY	30,000,000	233,146
Series 93, 2.00%, 3/20/2027	JPY	30,000,000	241,475
Series 72, 2.10%, 9/20/2024	JPY	70,000,000	539,982
Series 82, 2.10%, 9/20/2025	JPY	45,000,000	353,965
Series 92, 2.10%, 12/20/2026	JPY	63,800,000	513,607

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 94, 2.10%, 3/20/2027	JPY	81,000,000	$ 654,785
Series 96, 2.10%, 6/20/2027	JPY	43,000,000	348,953
Series 99, 2.10%, 12/20/2027	JPY	90,000,000	735,495
Series 105, 2.10%, 9/20/2028	JPY	54,000,000	445,999
Series 107, 2.10%, 12/20/2028	JPY	50,000,000	414,538
Series 113, 2.10%, 9/20/2029	JPY	96,250,000	805,700
Series 117, 2.10%, 3/20/2030	JPY	156,450,000	1,316,838
Series 90, 2.20%, 9/20/2026	JPY	45,300,000	364,461
Series 97, 2.20%, 9/20/2027	JPY	84,700,000	693,062
Series 100, 2.20%, 3/20/2028	JPY	83,000,000	684,179
Series 106, 2.20%, 9/20/2028	JPY	50,000,000	415,259
Series 115, 2.20%, 12/20/2029	JPY	75,000,000	633,394
Series 125, 2.20%, 3/20/2031	JPY	48,650,000	418,059
Series 95, 2.30%, 6/20/2027	JPY	50,000,000	409,407
Series 102, 2.40%, 6/20/2028	JPY	96,800,000	809,364
Government of Japan 30 Year Bond:
Series 51, 0.30%, 6/20/2046	JPY	60,000,000	371,138
Series 64, 0.40%, 9/20/2049	JPY	60,000,000	361,974
Series 65, 0.40%, 12/20/2049	JPY	52,350,000	316,250
Series 66, 0.40%, 3/20/2050	JPY	60,000,000	361,939
Series 52, 0.50%, 9/20/2046	JPY	62,500,000	404,577
Series 62, 0.50%, 3/20/2049	JPY	50,000,000	312,090
Series 53, 0.60%, 12/20/2046	JPY	59,650,000	394,185
Series 67, 0.60%, 6/20/2050	JPY	80,000,000	506,216
Series 68, 0.60%, 9/20/2050	JPY	90,000,000	568,758
Series 59, 0.70%, 6/20/2048	JPY	57,000,000	379,178
Series 61, 0.70%, 12/20/2048	JPY	75,000,000	495,341
Series 69, 0.70%, 12/20/2050	JPY	100,000,000	648,390
Security Description		Principal Amount	Value
Series 50, 0.80%, 3/20/2046	JPY	99,650,000	$ 695,676
Series 54, 0.80%, 3/20/2047	JPY	80,750,000	557,912
Series 55, 0.80%, 6/20/2047	JPY	44,650,000	307,733
Series 56, 0.80%, 9/20/2047	JPY	164,050,000	1,128,057
Series 57, 0.80%, 12/20/2047	JPY	68,250,000	468,127
Series 58, 0.80%, 3/20/2048	JPY	77,150,000	527,730
Series 60, 0.90%, 9/20/2048	JPY	135,750,000	944,949
Series 48, 1.40%, 9/20/2045	JPY	84,350,000	669,082
Series 49, 1.40%, 12/20/2045	JPY	59,650,000	472,642
Series 45, 1.50%, 12/20/2044	JPY	50,000,000	405,075
Series 46, 1.50%, 3/20/2045	JPY	69,650,000	563,685
Series 47, 1.60%, 6/20/2045	JPY	102,850,000	847,601
Series 11, 1.70%, 6/20/2033	JPY	42,150,000	353,883
Series 41, 1.70%, 12/20/2043	JPY	103,000,000	866,669
Series 42, 1.70%, 3/20/2044	JPY	49,650,000	417,589
Series 43, 1.70%, 6/20/2044	JPY	100,550,000	845,314
Series 44, 1.70%, 9/20/2044	JPY	67,000,000	563,203
Series 38, 1.80%, 3/20/2043	JPY	50,000,000	428,188
Series 40, 1.80%, 9/20/2043	JPY	70,000,000	598,943
Series 37, 1.90%, 9/20/2042	JPY	85,000,000	739,395
Series 39, 1.90%, 6/20/2043	JPY	53,500,000	465,313
Series 13, 2.00%, 12/20/2033	JPY	60,000,000	519,223
Series 33, 2.00%, 9/20/2040	JPY	91,200,000	802,960
Series 35, 2.00%, 9/20/2041	JPY	94,750,000	835,311
Series 36, 2.00%, 3/20/2042	JPY	171,750,000	1,518,399
Series 34, 2.20%, 3/20/2041	JPY	74,900,000	678,276
Series 21, 2.30%, 12/20/2035	JPY	30,000,000	271,105
Series 25, 2.30%, 12/20/2036	JPY	18,400,000	167,309

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 30, 2.30%, 3/20/2039	JPY	97,950,000	$ 897,206
Series 32, 2.30%, 3/20/2040	JPY	63,650,000	583,792
Series 26, 2.40%, 3/20/2037	JPY	69,300,000	637,848
Series 29, 2.40%, 9/20/2038	JPY	50,000,000	463,336
Series 16, 2.50%, 9/20/2034	JPY	20,000,000	182,624
Series 20, 2.50%, 9/20/2035	JPY	30,000,000	276,392
Series 22, 2.50%, 3/20/2036	JPY	40,000,000	369,992
Series 24, 2.50%, 9/20/2036	JPY	30,000,000	278,514
Series 27, 2.50%, 9/20/2037	JPY	47,950,000	447,512
Government of Japan 40 Year Bond:
Series 9, 0.40%, 3/20/2056	JPY	148,600,000	841,996
Series 12, 0.50%, 3/20/2059	JPY	75,000,000	431,600
Series 13, 0.50%, 3/20/2060	JPY	155,000,000	887,535
Series 11, 0.80%, 3/20/2058	JPY	73,000,000	469,429
Series 10, 0.90%, 3/20/2057	JPY	121,750,000	811,057
Series 8, 1.40%, 3/20/2055	JPY	58,750,000	452,460
Series 7, 1.70%, 3/20/2054	JPY	75,000,000	620,476
Series 6, 1.90%, 3/20/2053	JPY	58,350,000	504,343
Series 5, 2.00%, 3/20/2052	JPY	40,000,000	352,753
Series 2, 2.20%, 3/20/2049	JPY	64,750,000	590,469
Series 3, 2.20%, 3/20/2050	JPY	29,650,000	271,954
Series 4, 2.20%, 3/20/2051	JPY	38,050,000	348,224
Series 1, 2.40%, 3/20/2048	JPY	42,000,000	397,685
Government of Japan 5 Year Bond:
Series 137, 0.10%, 9/20/2023	JPY	188,200,000	1,388,597
Series 138, 0.10%, 12/20/2023	JPY	563,350,000	4,157,606
Series 139, 0.10%, 3/20/2024	JPY	275,000,000	2,030,128
Series 140, 0.10%, 6/20/2024	JPY	273,000,000	2,016,026
Security Description		Principal Amount	Value
Series 141, 0.10%, 9/20/2024	JPY	171,550,000	$ 1,267,365
Series 142, 0.10%, 12/20/2024	JPY	255,000,000	1,884,565
Series 143, 0.10%, 3/20/2025	JPY	257,500,000	1,903,534
Series 144, 0.10%, 6/20/2025	JPY	354,000,000	2,616,924
Series 145, 0.10%, 9/20/2025	JPY	300,000,000	2,217,953
Series 146, 0.10%, 12/20/2025	JPY	150,200,000	1,110,577
Japan Government 10 Year Bond:
Series 360, 0.10%, 9/20/2030	JPY	200,000,000	1,456,038
Series 362, 0.10%, 3/20/2031	JPY	225,000,000	1,634,747
Series 363, 0.10%, 6/20/2031	JPY	190,650,000	1,383,561
Series 364, 0.10%, 9/20/2031	JPY	355,000,000	2,577,804
Series 365, 0.10%, 12/20/2031	JPY	420,000,000	3,050,970
Series 366, 0.20%, 3/20/2032	JPY	250,000,000	1,837,382
Japan Government 2 Year Bond:
Series 426, 0.01%, 7/1/2023	JPY	189,750,000	1,398,316
Series 429, 0.01%, 10/1/2023	JPY	107,000,000	788,542
Japan Government 20 Year Bond:
Series 177, 0.40%, 6/20/2041	JPY	85,000,000	574,081
Series 176, 0.50%, 3/20/2041	JPY	195,000,000	1,344,309
Series 178, 0.50%, 9/20/2041	JPY	115,000,000	789,496
Series 179, 0.50%, 12/20/2041	JPY	170,000,000	1,165,568
Series 180, 0.80%, 3/20/2042	JPY	165,000,000	1,196,701
Japan Government 30 Year Bond:
Series 70, 0.70%, 3/20/2051	JPY	90,000,000	582,312
Series 71, 0.70%, 6/20/2051	JPY	90,500,000	584,661
Series 73, 0.70%, 12/20/2051	JPY	90,000,000	580,662
Japan Government 40 Year Bond Series 14, 0.70%, 3/20/2061	JPY	75,000,000	461,886

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Japan Government 5 Year Bond:
Series 147, 0.01%, 3/20/2026	JPY	177,000,000	$ 1,304,306
Series 148, 0.01%, 6/20/2026	JPY	175,000,000	1,289,259
Series 149, 0.01%, 9/20/2026	JPY	350,000,000	2,577,667
Series 150, 0.01%, 12/20/2026	JPY	280,000,000	2,061,474
Series 151, 0.01%, 3/20/2027	JPY	150,000,000	1,103,898
			184,821,366
LATVIA — 0.1%
Republic of Latvia:
0.38%, 10/7/2026	EUR	200,000	193,094
Series GMTN, 1.38%, 9/23/2025	EUR	100,000	101,692
1.38%, 5/16/2036	EUR	350,000	305,101
Series 7, 2.25%, 2/15/2047	EUR	100,000	94,978
Series EMTN, 2.88%, 4/30/2024	EUR	100,000	106,540
			801,405
LITHUANIA — 0.1%
Lithuania Government International Bond:
Series EMTN, 0.75%, 5/6/2030	EUR	250,000	224,015
Series EMTN, 0.95%, 5/26/2027	EUR	70,000	67,249
Series EMTN, 1.25%, 10/22/2025	EUR	150,000	150,277
Series EMTN, 2.10%, 5/26/2047	EUR	55,000	54,320
Series EMTN, 2.13%, 10/29/2026	EUR	100,000	102,579
Series EMTN, 2.13%, 10/22/2035	EUR	190,000	180,869
Series EMTN, 3.38%, 1/22/2024	EUR	270,000	289,246
			1,068,555
LUXEMBOURG — 0.1%
Luxembourg Government Bond:
Zero Coupon, 11/13/2026	EUR	150,000	146,463
0.63%, 2/1/2027	EUR	450,000	449,917
2.13%, 7/10/2023	EUR	290,000	307,649
2.25%, 3/19/2028	EUR	80,000	85,931
			989,960
Security Description		Principal Amount	Value
MALAYSIA — 2.2%
Malaysia Government Bond:
Series 0220, 2.63%, 4/15/2031	MYR	1,750,000	$ 348,488
Series 0319, 3.48%, 6/14/2024	MYR	1,950,000	444,060
Series 0513, 3.73%, 6/15/2028	MYR	5,050,000	1,117,259
Series 0519, 3.76%, 5/22/2040	MYR	900,000	177,703
Series 0116, 3.80%, 8/17/2023	MYR	1,100,000	251,562
Series 0413, 3.84%, 4/15/2033	MYR	3,875,000	823,135
Series 0219, 3.89%, 8/15/2029	MYR	4,250,000	941,076
Series 0316, 3.90%, 11/30/2026	MYR	1,000,000	226,332
Series 0417, 3.90%, 11/16/2027	MYR	2,820,000	632,755
Series 0115, 3.96%, 9/15/2025	MYR	3,650,000	833,418
Series 0217, 4.06%, 9/30/2024	MYR	1,725,000	396,428
Series 0120, 4.07%, 6/15/2050	MYR	2,575,000	504,408
Series 0114, 4.18%, 7/15/2024	MYR	1,295,000	298,627
Series 0411, 4.23%, 6/30/2031	MYR	1,720,000	387,419
Series 0415, 4.25%, 5/31/2035	MYR	1,350,000	293,679
Series 0311, 4.39%, 4/15/2026	MYR	2,300,000	531,860
Series 0216, 4.74%, 3/15/2046	MYR	2,670,000	586,218
Series 0317, 4.76%, 4/7/2037	MYR	2,870,000	659,543
Series 0713, 4.94%, 9/30/2043	MYR	1,610,000	366,935
Malaysia Government Investment Series 0319, 3.73%, 3/31/2026	MYR	1,900,000	430,652
Malaysia Government Investment Issue:
Series 0220, 3.47%, 10/15/2030	MYR	4,360,000	924,254
Series 0419, 3.66%, 10/15/2024	MYR	1,390,000	317,028
Series 0113, 3.87%, 8/8/2028	MYR	1,250,000	280,686
Series 0415, 3.99%, 10/15/2025	MYR	1,250,000	286,078
Series 0217, 4.05%, 8/15/2024	MYR	1,850,000	425,524

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 0316, 4.07%, 9/30/2026	MYR	1,300,000	$ 297,938
Series 0318, 4.09%, 11/30/2023	MYR	1,200,000	275,505
Series 0315, 4.25%, 9/30/2030	MYR	1,000,000	225,463
Series 0117, 4.26%, 7/26/2027	MYR	2,920,000	673,277
Series 0116, 4.39%, 7/7/2023	MYR	125,000	28,739
Series 0813, 4.44%, 5/22/2024	MYR	1,830,000	423,829
Series 0219, 4.47%, 9/15/2039	MYR	2,950,000	630,644
Series 0513, 4.58%, 8/30/2033	MYR	2,178,000	494,983
Series 0617, 4.72%, 6/15/2033	MYR	1,600,000	368,533
Series 0517, 4.76%, 8/4/2037	MYR	2,100,000	473,148
Series 0615, 4.79%, 10/31/2035	MYR	920,000	210,107
Series 0417, 4.90%, 5/8/2047	MYR	3,080,000	684,532
Series 0913, 4.94%, 12/6/2028	MYR	725,000	172,134
			17,443,959
MEXICO — 1.7%
Mexican Bonos:
Series M, 5.50%, 3/4/2027	MXN	6,750,000	287,116
Series M, 5.75%, 3/5/2026	MXN	40,045,000	1,765,031
Series M 20, 7.50%, 6/3/2027	MXN	27,785,000	1,286,959
Series M, 7.75%, 5/29/2031	MXN	35,330,000	1,610,673
Series M, 7.75%, 11/23/2034	MXN	6,965,000	311,423
Series M, 7.75%, 11/13/2042	MXN	19,435,000	841,825
Series M, 8.00%, 12/7/2023	MXN	23,290,000	1,131,973
Series M, 8.00%, 9/5/2024	MXN	28,210,000	1,359,385
Series M, 8.00%, 11/7/2047	MXN	24,945,000	1,101,879
Series M 20, 8.50%, 5/31/2029	MXN	26,260,000	1,263,140
Series M 30, 8.50%, 11/18/2038	MXN	19,105,000	897,821
Series M 20, 10.00%, 12/5/2024	MXN	23,860,000	1,198,029
Series M 30, 10.00%, 11/20/2036	MXN	6,200,000	330,906
			13,386,160
Security Description		Principal Amount	Value
NETHERLANDS — 3.8%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	894,000	$ 927,204
Zero Coupon, 1/15/2027 (a)	EUR	1,314,900	1,302,055
Zero Coupon, 7/15/2030 (a)	EUR	1,548,000	1,431,219
Zero Coupon, 7/15/2031 (a)	EUR	1,300,000	1,176,791
Zero Coupon, 1/15/2052 (a)	EUR	1,225,000	734,929
0.25%, 7/15/2025 (a)	EUR	2,188,000	2,237,130
0.25%, 7/15/2029 (a)	EUR	1,288,000	1,238,256
0.50%, 7/15/2026 (a)	EUR	1,845,000	1,881,502
0.50%, 1/15/2040 (a)	EUR	972,000	795,482
0.75%, 7/15/2027 (a)	EUR	1,791,000	1,826,875
0.75%, 7/15/2028 (a)	EUR	1,848,000	1,864,797
1.75%, 7/15/2023 (a)	EUR	1,409,000	1,491,649
2.00%, 7/15/2024 (a)	EUR	1,245,000	1,335,015
2.50%, 1/15/2033 (a)	EUR	1,672,000	1,874,854
2.75%, 1/15/2047 (a)	EUR	1,931,000	2,357,690
3.75%, 1/15/2042 (a)	EUR	1,688,000	2,271,261
4.00%, 1/15/2037 (a)	EUR	1,704,000	2,253,687
5.50%, 1/15/2028 (a)	EUR	1,362,000	1,741,433
Netherlands Government Bond:
Zero Coupon, 1/15/2029	EUR	975,000	927,198
Zero Coupon, 1/15/2038 (a)	EUR	810,000	625,308
			30,294,335
NEW ZEALAND — 0.7%
New Zealand Government Bond:
Series 0528, 0.25%, 5/15/2028	NZD	350,000	177,964
Series 0524, 0.50%, 5/15/2024	NZD	1,055,000	621,004
Series 0526, 0.50%, 5/15/2026	NZD	450,000	248,412
Series 0531, 1.50%, 5/15/2031	NZD	965,000	495,225
Series 0541, 1.75%, 5/15/2041	NZD	886,000	378,850
Series 0532, 2.00%, 5/15/2032	NZD	350,000	184,326
Series 0425, 2.75%, 4/15/2025	NZD	1,075,000	653,751
Series 0437, 2.75%, 4/15/2037	NZD	780,000	414,776
Series 0551, 2.75%, 5/15/2051	NZD	225,000	106,982
Series 0429, 3.00%, 4/20/2029	NZD	2,160,000	1,280,290

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 0433, 3.50%, 4/14/2033	NZD	780,000	$ 467,143
Series 0427, 4.50%, 4/15/2027	NZD	1,160,000	747,209
			5,775,932
NORWAY — 0.5%
Norway Government Bond:
Series 483, 1.25%, 9/17/2031 (a)	NOK	4,425,000	383,539
Series 482, 1.38%, 8/19/2030 (a)	NOK	9,075,000	809,059
Series 478, 1.50%, 2/19/2026 (a)	NOK	5,163,000	495,792
Series 477, 1.75%, 3/13/2025 (a)	NOK	4,710,000	461,554
Series 479, 1.75%, 2/17/2027 (a)	NOK	3,355,000	321,283
Series 481, 1.75%, 9/6/2029 (a)	NOK	3,115,000	289,047
Series 480, 2.00%, 4/26/2028 (a)	NOK	3,600,000	344,610
Series 476, 3.00%, 3/14/2024 (a)	NOK	5,087,000	516,460
			3,621,344
PERU — 0.3%
Peru Government Bond:
5.40%, 8/12/2034	PEN	1,100,000	233,073
5.94%, 2/12/2029	PEN	1,525,000	366,327
6.15%, 8/12/2032	PEN	2,065,000	479,984
6.35%, 8/12/2028	PEN	1,750,000	433,970
6.90%, 8/12/2037	PEN	3,200,000	760,794
8.20%, 8/12/2026	PEN	1,650,000	453,957
			2,728,105
POLAND — 0.9%
Poland Government Bond:
Series 1026, 0.25%, 10/25/2026	PLN	2,825,000	470,074
Series 0425, 0.75%, 4/25/2025	PLN	2,775,000	519,713
Series 1030, 1.25%, 10/25/2030	PLN	4,324,000	626,886
Series 1024, 2.25%, 10/25/2024	PLN	3,150,000	622,524
Series 0424, 2.50%, 4/25/2024	PLN	3,502,000	714,366
Series 0726, 2.50%, 7/25/2026	PLN	4,105,000	757,843
Series 0727, 2.50%, 7/25/2027	PLN	2,725,000	485,255
Series 0428, 2.75%, 4/25/2028	PLN	4,370,000	775,662
Series 1029, 2.75%, 10/25/2029	PLN	5,050,000	858,506
Security Description		Principal Amount	Value
Series 0725, 3.25%, 7/25/2025	PLN	3,190,000	$ 630,713
Series 1023, 4.00%, 10/25/2023	PLN	2,940,000	626,864
Series 0447, 4.00%, 4/25/2047	PLN	315,000	41,181
Series 0429, 5.75%, 4/25/2029	PLN	885,000	185,864
			7,315,451
PORTUGAL — 1.8%
Portugal Obrigacoes do Tesouro OT:
0.30%, 10/17/2031 (a)	EUR	475,000	413,278
0.48%, 10/18/2030 (a)	EUR	983,000	896,620
0.70%, 10/15/2027 (a)	EUR	677,000	671,585
0.90%, 10/12/2035 (a)	EUR	828,000	700,745
1.00%, 4/12/2052 (a)	EUR	316,000	194,480
1.95%, 6/15/2029 (a)	EUR	1,308,400	1,368,458
2.13%, 10/17/2028 (a)	EUR	1,421,000	1,511,790
Series 15Y, 2.25%, 4/18/2034 (a)	EUR	713,000	727,740
2.88%, 10/15/2025 (a)	EUR	1,142,000	1,254,752
2.88%, 7/21/2026 (a)	EUR	1,020,000	1,123,942
3.88%, 2/15/2030 (a)	EUR	804,000	948,467
4.10%, 4/15/2037 (a)	EUR	883,000	1,085,258
4.10%, 2/15/2045 (a)	EUR	680,000	846,088
4.13%, 4/14/2027 (a)	EUR	830,000	967,728
4.95%, 10/25/2023 (a)	EUR	774,000	852,348
5.65%, 2/15/2024 (a)	EUR	1,100,000	1,234,959
			14,798,238
ROMANIA — 0.4%
Romania Government Bond:
Series 7Y, 3.25%, 4/29/2024	RON	2,700,000	519,343
Series 5Y, 3.65%, 7/28/2025	RON	875,000	159,866
Series 15Y, 3.65%, 9/24/2031	RON	1,100,000	157,742
Series 8Y, 4.15%, 1/26/2028	RON	3,050,000	513,669
Series 4.3Y, 4.40%, 9/25/2023	RON	2,320,000	465,961
Series 15Y, 4.75%, 10/11/2034	RON	900,000	131,620
Series 7Y, 4.85%, 4/22/2026	RON	1,600,000	295,561
Series 10Y, 5.00%, 2/12/2029	RON	4,330,000	740,350
			2,984,112
SINGAPORE — 1.1%
Singapore Government Bond:
0.50%, 11/1/2025	SGD	550,000	366,943
1.25%, 11/1/2026	SGD	455,000	306,505

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
1.63%, 7/1/2031	SGD	635,000	$ 407,783
1.88%, 3/1/2050	SGD	750,000	420,349
1.88%, 10/1/2051	SGD	250,000	141,665
2.00%, 2/1/2024	SGD	555,000	395,607
2.13%, 6/1/2026	SGD	1,300,000	911,224
2.25%, 8/1/2036	SGD	1,290,000	839,524
2.38%, 6/1/2025	SGD	590,000	419,530
2.38%, 7/1/2039	SGD	615,000	399,041
2.63%, 5/1/2028	SGD	490,000	347,862
2.75%, 7/1/2023	SGD	565,000	407,402
2.75%, 4/1/2042	SGD	460,000	311,889
2.75%, 3/1/2046	SGD	660,000	443,415
2.88%, 7/1/2029	SGD	640,000	458,949
2.88%, 9/1/2030	SGD	850,000	606,794
3.00%, 9/1/2024	SGD	750,000	542,563
3.38%, 9/1/2033	SGD	550,000	408,242
3.50%, 3/1/2027	SGD	730,000	540,374
			8,675,661
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	110,000	113,768
Series 231, 0.63%, 5/22/2026	EUR	536,000	541,890
Series 234, 1.00%, 6/12/2028	EUR	459,000	456,417
Series 237, 1.00%, 10/9/2030	EUR	125,000	117,694
Series 239, 1.00%, 5/14/2032	EUR	150,000	137,498
Series 228, 1.38%, 1/21/2027	EUR	191,000	197,651
Series 229, 1.63%, 1/21/2031	EUR	360,000	354,305
Series 232, 1.88%, 3/9/2037	EUR	265,000	242,967
Series 233, 2.00%, 10/17/2047	EUR	290,000	252,059
Series 235, 2.25%, 6/12/2068	EUR	70,000	60,953
Series 223, 3.38%, 11/15/2024	EUR	495,000	545,094
Series 227, 3.63%, 1/16/2029	EUR	763,000	886,836
Series 216, 4.35%, 10/14/2025	EUR	405,000	465,702
			4,372,834
SLOVENIA — 0.4%
Slovenia Government Bond:
Series RS80, 1.00%, 3/6/2028	EUR	297,000	299,332
Series RS81, 1.19%, 3/14/2029	EUR	25,000	24,763
Security Description		Principal Amount	Value
Series RS79, 1.25%, 3/22/2027	EUR	312,000	$ 323,209
Series RS74, 1.50%, 3/25/2035	EUR	383,000	351,445
Series RS78, 1.75%, 11/3/2040	EUR	280,000	249,163
Series RS75, 2.13%, 7/28/2025	EUR	230,000	249,855
Series RS77, 2.25%, 3/3/2032	EUR	190,000	196,241
Series RS76, 3.13%, 8/7/2045	EUR	478,000	530,924
Series RS66, 4.63%, 9/9/2024	EUR	210,000	239,208
Series RS70, 5.13%, 3/30/2026	EUR	375,000	450,456
			2,914,596
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	1,028,000,000	764,968
Series 2406, 1.13%, 6/10/2024	KRW	2,524,000,000	1,858,061
Series 2503, 1.50%, 3/10/2025	KRW	820,000,000	597,529
Series 2612, 1.50%, 12/10/2026	KRW	1,139,150,000	799,249
Series 3609, 1.50%, 9/10/2036	KRW	685,690,000	405,059
Series 5003, 1.50%, 3/10/2050	KRW	1,850,000,000	918,390
Series 7009, 1.63%, 9/10/2070	KRW	1,450,000,000	639,377
Series 2606, 1.88%, 6/10/2026	KRW	866,000,000	625,795
Series 5103, 1.88%, 3/10/2051	KRW	1,700,000,000	923,478
Series 3106, 2.00%, 6/10/2031	KRW	3,910,000,000	2,624,310
Series 4603, 2.00%, 3/10/2046	KRW	975,000,000	564,221
Series 4903, 2.00%, 3/10/2049	KRW	6,889,000,000	3,913,161
Series 2706, 2.13%, 6/10/2027	KRW	2,694,870,000	1,931,158
Series 4703, 2.13%, 3/10/2047	KRW	1,770,330,000	1,046,251
Series 2506, 2.25%, 6/10/2025	KRW	1,049,940,000	777,503
Series 2506, 2.25%, 6/10/2025	KRW	1,250,000,000	925,652
Series 2512, 2.25%, 12/10/2025	KRW	921,000,000	676,943
Series 3709, 2.25%, 9/10/2037	KRW	500,000,000	324,087
Series 3509, 2.63%, 9/10/2035	KRW	939,210,000	648,954

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 4412, 2.75%, 12/10/2044	KRW	1,248,000,000	$ 838,628
Series 2409, 3.00%, 9/10/2024	KRW	1,644,000,000	1,251,685
Series 4212, 3.00%, 12/10/2042	KRW	1,721,780,000	1,209,353
Series 2309, 3.38%, 9/10/2023	KRW	1,709,090,000	1,319,484
Series 2403, 3.50%, 3/10/2024	KRW	1,985,830,000	1,532,441
Series 3312, 3.75%, 12/10/2033	KRW	1,936,250,000	1,506,545
Series 3112, 4.00%, 12/10/2031	KRW	1,622,640,000	1,277,718
Series 3012, 4.75%, 12/10/2030	KRW	3,095,050,000	2,564,434
Series 2803, 5.50%, 3/10/2028	KRW	4,337,000,000	3,642,064
			36,106,498
SPAIN — 4.5%
Kingdom of Spain:
Zero Coupon, 1/31/2025	EUR	600,000	607,482
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	593,000	609,838
0.50%, 4/30/2030 (a)	EUR	542,000	501,244
0.60%, 10/31/2029 (a)	EUR	800,000	754,469
1.00%, 10/31/2050 (a)	EUR	750,000	481,373
1.20%, 10/31/2040 (a)	EUR	635,000	502,555
1.25%, 10/31/2030 (a)	EUR	1,150,000	1,116,010
1.30%, 10/31/2026 (a)	EUR	792,000	817,868
1.40%, 4/30/2028 (a)	EUR	820,000	835,439
1.40%, 7/30/2028 (a)	EUR	997,000	1,012,945
1.45%, 10/31/2027 (a)	EUR	1,256,000	1,289,762
1.45%, 4/30/2029 (a)	EUR	1,010,000	1,019,339
1.50%, 4/30/2027 (a)	EUR	763,000	790,241
1.60%, 4/30/2025 (a)	EUR	1,209,000	1,273,949
1.85%, 7/30/2035 (a)	EUR	248,000	235,735
1.95%, 4/30/2026 (a)	EUR	885,000	938,855
1.95%, 7/30/2030 (a)	EUR	965,000	993,109
2.15%, 10/31/2025 (a)	EUR	851,000	911,806
2.35%, 7/30/2033 (a)	EUR	893,000	918,160
Series 30Y, 2.70%, 10/31/2048 (a)	EUR	688,000	677,948
2.75%, 10/31/2024 (a)	EUR	735,000	797,725
2.90%, 10/31/2046 (a)	EUR	988,000	1,018,376
3.45%, 7/30/2066 (a)	EUR	688,000	746,242
3.80%, 4/30/2024 (a)	EUR	835,000	916,675
4.20%, 1/31/2037 (a)	EUR	835,000	1,029,763
4.40%, 10/31/2023 (a)	EUR	1,398,000	1,529,471
4.65%, 7/30/2025 (a)	EUR	1,025,000	1,178,035
4.70%, 7/30/2041 (a)	EUR	840,000	1,116,891
4.80%, 1/31/2024 (a)	EUR	579,000	641,937
4.90%, 7/30/2040 (a)	EUR	805,000	1,090,461
5.15%, 10/31/2028 (a)	EUR	675,000	839,789
Security Description		Principal Amount	Value
5.15%, 10/31/2044 (a)	EUR	578,000	$ 824,894
5.75%, 7/30/2032	EUR	1,125,000	1,529,375
5.90%, 7/30/2026 (a)	EUR	912,000	1,116,841
6.00%, 1/31/2029	EUR	942,000	1,232,987
Spain Government Bond:
Zero Coupon, 5/31/2024	EUR	300,000	307,833
Zero Coupon, 1/31/2026	EUR	1,061,000	1,050,134
Zero Coupon, 1/31/2028	EUR	829,000	782,299
0.10%, 4/30/2031 (a)	EUR	1,520,000	1,312,094
0.50%, 10/31/2031 (a)	EUR	950,000	838,643
0.70%, 4/30/2032 (a)	EUR	200,000	177,352
			36,365,944
SWEDEN — 0.6%
Kingdom of Sweden:
Series 1062, 0.13%, 5/12/2031 (a)	SEK	7,565,000	641,728
Series 1063, 0.50%, 11/24/2045	SEK	2,050,000	150,584
Series 1060, 0.75%, 5/12/2028	SEK	4,010,000	368,802
Series 1061, 0.75%, 11/12/2029 (a)	SEK	5,815,000	527,781
Series 1059, 1.00%, 11/12/2026	SEK	7,805,000	735,522
Series 1064, 1.38%, 6/23/2071	SEK	1,450,000	96,903
Series 1057, 1.50%, 11/13/2023 (a)	SEK	10,590,000	1,031,628
Series 1056, 2.25%, 6/1/2032	SEK	1,950,000	200,149
Series 1058, 2.50%, 5/12/2025	SEK	6,605,000	655,382
Series 1053, 3.50%, 3/30/2039	SEK	4,255,000	516,709
Sweden Government International Bond Series REGS, 0.13%, 9/9/2030	SEK	2,000,000	171,033
			5,096,221
SWITZERLAND — 0.8%
Swiss Confederation Government Bond:
Zero Coupon, 6/26/2034	CHF	300,000	275,636
0.25%, 6/23/2035	CHF	275,000	257,205
Switzerland Government Bond:
Zero Coupon, 6/22/2029	CHF	303,000	301,180
0.50%, 5/27/2030	CHF	245,000	249,742
0.50%, 6/27/2032	CHF	170,000	168,677
0.50%, 6/28/2045	CHF	120,000	106,953

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
0.50%, 5/24/2055	CHF	130,000	$ 106,932
0.50%, 5/30/2058	CHF	184,000	148,069
1.25%, 6/11/2024	CHF	285,000	304,455
1.25%, 5/28/2026	CHF	350,000	377,840
1.25%, 6/27/2037	CHF	340,000	356,958
1.50%, 7/24/2025	CHF	310,000	335,921
1.50%, 4/30/2042	CHF	385,000	417,731
2.00%, 6/25/2064	CHF	198,000	252,921
2.25%, 6/22/2031	CHF	220,000	255,019
2.50%, 3/8/2036	CHF	495,000	601,425
3.25%, 6/27/2027	CHF	270,000	319,228
3.50%, 4/8/2033	CHF	300,000	389,901
4.00%, 4/8/2028	CHF	576,000	714,650
4.00%, 1/6/2049	CHF	275,000	460,062
			6,400,505
THAILAND — 1.7%
Thailand Government Bond:
1.00%, 6/17/2027	THB	41,600,000	1,095,632
1.45%, 12/17/2024	THB	42,400,000	1,186,211
2.00%, 6/17/2042	THB	13,600,000	288,640
2.13%, 12/17/2026	THB	37,825,000	1,056,350
2.40%, 12/17/2023	THB	29,875,000	857,403
2.88%, 6/17/2046	THB	5,850,000	137,642
3.30%, 6/17/2038	THB	39,300,000	1,064,131
3.40%, 6/17/2036	THB	17,710,000	492,135
3.58%, 12/17/2027	THB	16,000,000	475,882
3.78%, 6/25/2032	THB	42,000,000	1,276,840
3.85%, 12/12/2025	THB	35,350,000	1,055,714
4.00%, 6/17/2066	THB	36,920,000	916,988
4.26%, 12/12/2037	THB	56,550,000	1,678,958
4.68%, 6/29/2044	THB	18,340,000	580,227
4.75%, 12/20/2024	THB	5,000,000	151,085
4.85%, 6/17/2061	THB	19,010,000	570,829
4.88%, 6/22/2029	THB	33,455,000	1,070,670
			13,955,337
UNITED KINGDOM — 5.2%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,280,000	1,509,571
0.13%, 1/30/2026	GBP	363,000	414,108
0.13%, 1/31/2028	GBP	509,000	558,380
0.25%, 7/31/2031	GBP	970,000	987,413
0.38%, 10/22/2026	GBP	275,000	312,232
0.38%, 10/22/2030	GBP	975,000	1,028,036
0.50%, 10/22/2061	GBP	550,000	344,857
0.63%, 6/7/2025	GBP	1,049,000	1,229,280
0.63%, 7/31/2035	GBP	450,000	429,824
0.63%, 10/22/2050	GBP	200,000	148,182
0.75%, 7/22/2023	GBP	210,000	252,063
0.88%, 10/22/2029	GBP	1,381,000	1,545,343
0.88%, 1/31/2046	GBP	325,000	273,608
1.00%, 4/22/2024	GBP	775,000	926,509
Security Description		Principal Amount	Value
1.25%, 7/22/2027	GBP	870,000	$ 1,022,918
1.25%, 10/22/2041	GBP	653,000	628,690
1.50%, 7/22/2026	GBP	920,000	1,097,969
1.50%, 7/22/2047	GBP	1,083,000	1,043,522
1.63%, 10/22/2028	GBP	1,236,000	1,470,090
1.63%, 10/22/2054	GBP	520,000	503,835
1.63%, 10/22/2071	GBP	390,000	372,445
1.75%, 9/7/2037	GBP	798,000	866,476
1.75%, 1/22/2049	GBP	523,000	530,992
1.75%, 7/22/2057	GBP	943,000	944,471
Series REGS, 2.00%, 9/7/2025	GBP	775,000	943,243
2.25%, 9/7/2023	GBP	596,000	725,762
2.50%, 7/22/2065	GBP	545,000	676,478
2.75%, 9/7/2024	GBP	800,000	987,588
3.25%, 1/22/2044	GBP	740,000	985,385
3.50%, 1/22/2045	GBP	790,000	1,095,019
3.50%, 7/22/2068	GBP	460,000	725,694
3.75%, 7/22/2052	GBP	584,000	882,151
4.00%, 1/22/2060	GBP	560,000	932,134
4.25%, 12/7/2027	GBP	812,000	1,098,355
4.25%, 6/7/2032	GBP	830,000	1,185,257
4.25%, 3/7/2036	GBP	615,000	891,491
4.25%, 9/7/2039	GBP	449,000	666,501
4.25%, 12/7/2040	GBP	797,000	1,195,014
4.25%, 12/7/2046	GBP	638,000	996,964
4.25%, 12/7/2049	GBP	556,000	886,089
4.25%, 12/7/2055	GBP	665,000	1,116,882
4.50%, 9/7/2034	GBP	1,060,000	1,564,230
4.50%, 12/7/2042	GBP	641,000	1,005,160
4.75%, 12/7/2030	GBP	1,377,000	2,013,191
4.75%, 12/7/2038	GBP	590,000	923,141
5.00%, 3/7/2025	GBP	978,000	1,281,017
6.00%, 12/7/2028	GBP	445,000	670,549
			41,888,109
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $973,285,721)			795,670,536
	Shares
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d) (Cost $696,860)	696,860	696,860
TOTAL INVESTMENTS — 99.3% (Cost $973,982,581)		796,367,396
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		5,613,728
NET ASSETS — 100.0%		$ 801,981,124

See accompanying notes to financial statements.

SPDR BLOOMBERG INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 20.2% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$795,670,536	$—	$795,670,536
Short-Term Investment	696,860	—	—	696,860
TOTAL INVESTMENTS	$696,860	$795,670,536	$—	$796,367,396

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,329,850	$2,329,850	$39,353,492	$40,986,482	$—	$—	696,860	$696,860	$1,479
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 99.2%
AUSTRALIA — 4.5%
Australia Government Bond:
Series 159, 0.25%, 11/21/2024	AUD	4,790,000	$ 3,091,044
Series 137, 2.75%, 4/21/2024	AUD	3,115,000	2,146,397
Series 139, 3.25%, 4/21/2025	AUD	3,375,000	2,328,228
			7,565,669
AUSTRIA — 3.0%
Austria Government Bond:
Zero Coupon, 7/15/2023 (a)	EUR	273,000	283,693
Zero Coupon, 7/15/2024 (a)	EUR	1,150,000	1,185,277
Series 1, 1.65%, 10/21/2024 (a)	EUR	1,100,000	1,173,071
1.75%, 10/20/2023 (a)	EUR	1,370,000	1,456,457
Republic of Austria Government Bond Zero Coupon, 4/20/2025 (a)	EUR	915,000	930,280
			5,028,778
BELGIUM — 3.6%
Belgium Government Bond:
Series 79, 0.20%, 10/22/2023 (a)	EUR	825,000	858,682
Series 82, 0.50%, 10/22/2024 (a)	EUR	1,400,000	1,452,057
Series 74, 0.80%, 6/22/2025 (a)	EUR	1,950,000	2,023,480
Series 72, 2.60%, 6/22/2024 (a)	EUR	1,500,000	1,625,206
			5,959,425
CANADA — 4.5%
Canadian Government Bond:
0.25%, 8/1/2023	CAD	360,000	270,797
0.25%, 4/1/2024	CAD	1,450,000	1,070,575
0.75%, 10/1/2024	CAD	1,975,000	1,453,428
1.50%, 9/1/2024	CAD	950,000	712,061
2.00%, 9/1/2023	CAD	2,460,000	1,883,602
2.25%, 6/1/2025	CAD	550,000	416,345
2.50%, 6/1/2024	CAD	2,200,000	1,687,052
			7,493,860
CHILE — 0.4%
Bonos de la Tesoreria de la Republica en pesos:
2.50%, 3/1/2025	CLP	525,000,000	506,393
Security Description		Principal Amount	Value
5.80%, 6/1/2024 (a)	CLP	120,000,000	$ 124,659
			631,052
CHINA — 4.5%
China Government Bond:
Series INBK, 1.99%, 4/9/2025	CNY	1,000,000	147,476
Series INBK, 2.36%, 7/2/2023	CNY	42,470,000	6,365,397
Series INBK, 2.84%, 4/8/2024	CNY	1,500,000	226,373
Series 1913, 2.94%, 10/17/2024	CNY	4,450,000	673,594
Series 1713, 3.57%, 6/22/2024	CNY	600,000	91,958
			7,504,798
COLOMBIA — 0.4%
Colombia Government International Bond 4.38%, 3/21/2023	COP	90,000,000	20,619
Colombian TES Series B, 10.00%, 7/24/2024	COP	2,440,000,000	585,155
			605,774
CYPRUS — 0.2%
Cyprus Government International Bond:
Series EMTN, 2.75%, 6/27/2024	EUR	100,000	106,910
Series EMTN, 3.75%, 7/26/2023	EUR	150,000	160,418
			267,328
CZECH REPUBLIC — 0.8%
Czech Republic Government Bond:
Series 97, 0.45%, 10/25/2023	CZK	10,200,000	397,564
Series 120, 1.25%, 2/14/2025	CZK	14,730,000	548,792
Series 58, 5.70%, 5/25/2024	CZK	10,000,000	418,214
			1,364,570
DENMARK — 0.8%
Denmark Government Bond:
Zero Coupon, 11/15/2024	DKK	5,030,000	689,648
1.50%, 11/15/2023	DKK	4,845,000	689,483
			1,379,131
FINLAND — 0.9%
Finland Government Bond:
Zero Coupon, 9/15/2023 (a)	EUR	275,000	285,953

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Zero Coupon, 9/15/2024 (a)	EUR	460,000	$ 472,561
2.00%, 4/15/2024 (a)	EUR	750,000	802,764
			1,561,278
FRANCE — 4.7%
France Government Bond OAT:
Zero Coupon, 3/25/2024	EUR	1,765,000	1,825,442
Zero Coupon, 3/25/2025	EUR	1,600,000	1,626,024
0.50%, 5/25/2025	EUR	325,000	334,353
1.75%, 11/25/2024	EUR	900,000	959,420
2.25%, 5/25/2024	EUR	1,075,000	1,155,475
French Republic Government Bond OAT:
Zero Coupon, 2/25/2024	EUR	475,000	491,902
4.25%, 10/25/2023	EUR	1,300,000	1,426,295
			7,818,911
GERMANY — 4.6%
Bundesschatzanweisungen:
Zero Coupon, 9/15/2023	EUR	385,000	400,573
Zero Coupon, 12/15/2023	EUR	150,000	155,946
Federal Republic of Germany:
Series 178, Zero Coupon, 10/13/2023	EUR	434,000	451,650
Series 179, Zero Coupon, 4/5/2024	EUR	115,000	119,107
Series 180, Zero Coupon, 10/18/2024	EUR	645,000	663,019
Series 181, Zero Coupon, 4/11/2025	EUR	535,000	547,109
0.50%, 2/15/2025	EUR	1,075,000	1,116,349
1.00%, 8/15/2024	EUR	825,000	867,835
1.50%, 5/15/2024	EUR	900,000	956,712
1.75%, 2/15/2024	EUR	1,205,000	1,285,076
2.00%, 8/15/2023	EUR	1,000,000	1,064,268
			7,627,644
HONG KONG — 0.2%
Hong Kong Government Bond Programme:
0.36%, 4/15/2024	HKD	850,000	104,289
0.51%, 10/23/2023	HKD	250,000	31,067
2.22%, 8/7/2024	HKD	900,000	113,850
			249,206
Security Description		Principal Amount	Value
HUNGARY — 0.6%
Hungary Government Bond:
Series 23/C, 1.50%, 8/23/2023	HUF	21,500,000	$ 53,062
Series 24/C, 2.50%, 10/24/2024	HUF	107,000,000	248,270
Series 24/B, 3.00%, 6/26/2024	HUF	94,500,000	225,449
Series 25/B, 5.50%, 6/24/2025	HUF	95,000,000	231,780
Series 23/A, 6.00%, 11/24/2023	HUF	90,350,000	232,505
			991,066
INDONESIA — 2.3%
Indonesia Treasury Bond:
Series FR81, 6.50%, 6/15/2025	IDR	12,500,000,000	860,463
Series FR70, 8.38%, 3/15/2024	IDR	31,525,000,000	2,227,224
Perusahaan Penerbit SBSN Indonesia Series PBS, 6.63%, 10/15/2024	IDR	10,965,000,000	762,189
			3,849,876
IRELAND — 1.3%
Ireland Government Bond:
3.40%, 3/18/2024	EUR	800,000	874,223
5.40%, 3/13/2025	EUR	1,160,000	1,353,434
			2,227,657
ISRAEL — 1.4%
Israel Government Bond:
Series 0723, 0.15%, 7/31/2023	ILS	565,000	158,025
Series 1024, 0.40%, 10/31/2024	ILS	1,440,000	393,244
Series 0425, 0.50%, 4/30/2025	ILS	1,965,000	534,397
Series 1123, 1.50%, 11/30/2023	ILS	1,500,000	426,358
Series 0324, 3.75%, 3/31/2024	ILS	3,000,000	877,773
			2,389,797
ITALY — 5.4%
Italy Buoni Poliennali Del Tesoro:
Zero Coupon, 1/15/2024	EUR	300,000	307,813
Zero Coupon, 4/15/2024	EUR	340,000	347,050
Zero Coupon, 8/15/2024	EUR	125,000	126,676
0.35%, 2/1/2025	EUR	325,000	328,225

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
0.65%, 10/15/2023	EUR	600,000	$ 624,855
1.45%, 11/15/2024	EUR	200,000	208,300
1.45%, 5/15/2025	EUR	775,000	800,449
1.75%, 7/1/2024	EUR	850,000	894,291
Series 5Y, 2.45%, 10/1/2023	EUR	492,000	523,723
Republic of Italy:
0.30%, 8/15/2023	EUR	300,000	311,970
2.50%, 12/1/2024	EUR	735,000	783,620
3.75%, 9/1/2024	EUR	1,000,000	1,095,546
4.50%, 3/1/2024	EUR	800,000	881,808
4.75%, 8/1/2023 (a)	EUR	900,000	980,620
5.00%, 3/1/2025 (a)	EUR	700,000	794,574
			9,009,520
JAPAN — 23.1%
Government of Japan 10 Year Bond Series 333, 0.60%, 3/20/2024	JPY	456,000,000	3,395,120
Government of Japan 5 Year Bond:
Series 137, 0.10%, 9/20/2023	JPY	449,500,000	3,316,549
Series 138, 0.10%, 12/20/2023	JPY	571,500,000	4,217,755
Series 139, 0.10%, 3/20/2024	JPY	563,000,000	4,156,225
Series 140, 0.10%, 6/20/2024	JPY	250,000,000	1,846,178
Series 141, 0.10%, 9/20/2024	JPY	945,000,000	6,981,405
Series 142, 0.10%, 12/20/2024	JPY	154,350,000	1,140,716
Series 143, 0.10%, 3/20/2025	JPY	600,000,000	4,435,420
Series 144, 0.10%, 6/20/2025	JPY	550,000,000	4,065,842
Japan Government 2 Year Bond Series 427, 0.01%, 8/1/2023	JPY	204,300,000	1,505,629
Japan Government Two Year Bond Series 434, 0.01%, 3/1/2024	JPY	475,000,000	3,501,270
			38,562,109
MALAYSIA — 1.9%
Malaysia Government Bond:
Series 0319, 3.48%, 6/14/2024	MYR	2,500,000	569,307
Series 0217, 4.06%, 9/30/2024	MYR	1,250,000	287,266
Malaysia Government Investment Issue:
Series 0419, 3.66%, 10/15/2024	MYR	4,090,000	932,837
Series 0217, 4.05%, 8/15/2024	MYR	3,150,000	724,541
Security Description		Principal Amount	Value
Series 0116, 4.39%, 7/7/2023	MYR	1,500,000	$ 344,863
Series 0813, 4.44%, 5/22/2024	MYR	1,300,000	301,081
			3,159,895
MEXICO — 2.3%
Mexican Bonos:
Series M, 8.00%, 12/7/2023	MXN	23,850,000	1,159,191
Series M, 8.00%, 9/5/2024	MXN	32,300,000	1,556,474
Series M 20, 10.00%, 12/5/2024	MXN	21,725,000	1,090,829
			3,806,494
NETHERLANDS — 3.1%
Kingdom of Netherlands:
Zero Coupon, 1/15/2024 (a)	EUR	1,892,000	1,962,270
1.75%, 7/15/2023 (a)	EUR	1,100,000	1,164,524
2.00%, 7/15/2024 (a)	EUR	1,860,000	1,994,480
			5,121,274
NEW ZEALAND — 1.0%
New Zealand Government Bond:
Series 0524, 0.50%, 5/15/2024	NZD	1,460,000	859,399
Series 0425, 2.75%, 4/15/2025	NZD	1,325,000	805,786
			1,665,185
NORWAY — 0.8%
Norway Government Bond:
Series 477, 1.75%, 3/13/2025 (a)	NOK	5,840,000	572,287
Series 476, 3.00%, 3/14/2024 (a)	NOK	6,925,000	703,064
			1,275,351
PERU — 0.1%
Peru Government Bond:
5.20%, 9/12/2023	PEN	100,000	26,061
5.70%, 8/12/2024	PEN	750,000	196,123
			222,184
POLAND — 1.6%
Poland Government Bond:
Series 0425, 0.75%, 4/25/2025	PLN	1,275,000	238,787
Series 1024, 2.25%, 10/25/2024	PLN	3,750,000	741,100
Series 0424, 2.50%, 4/25/2024	PLN	5,000,000	1,019,941
Series 1023, 4.00%, 10/25/2023	PLN	2,200,000	469,081

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Republic of Poland Government Bond Series 0724, 0.01%, 7/25/2024	PLN	750,000	$ 143,250
			2,612,159
PORTUGAL — 1.5%
Portugal Obrigacoes do Tesouro OT:
4.95%, 10/25/2023 (a)	EUR	1,225,000	1,349,000
5.65%, 2/15/2024 (a)	EUR	950,000	1,066,556
			2,415,556
ROMANIA — 0.8%
Romania Government Bond:
Series 4YR, 3.70%, 11/25/2024	RON	2,060,000	388,411
Series 3Y, 4.00%, 10/25/2023	RON	300,000	59,752
Series 4.3Y, 4.40%, 9/25/2023	RON	1,250,000	251,057
Series 5Y, 4.50%, 6/17/2024	RON	1,800,000	351,733
Series 10Y, 4.75%, 2/24/2025	RON	1,135,000	217,251
			1,268,204
SINGAPORE — 1.6%
Singapore Government Bond:
2.00%, 2/1/2024	SGD	1,170,000	833,983
2.38%, 6/1/2025	SGD	950,000	675,515
2.75%, 7/1/2023	SGD	485,000	349,716
3.00%, 9/1/2024	SGD	1,100,000	795,759
			2,654,973
SLOVAKIA — 0.5%
Slovakia Government Bond:
Series 230, Zero Coupon, 11/13/2023	EUR	100,000	103,425
Series 240, 0.01%, 6/17/2024	EUR	200,000	204,323
Series 238, 0.25%, 5/14/2025	EUR	250,000	252,865
Series 223, 3.38%, 11/15/2024	EUR	300,000	330,360
			890,973
SLOVENIA — 0.1%
Slovenia Government Bond Series RS66, 4.63%, 9/9/2024	EUR	150,000	170,863
SOUTH KOREA — 4.5%
Korea Treasury Bond:
Series 2312, 0.88%, 12/10/2023	KRW	3,830,000,000	2,850,028
Security Description		Principal Amount	Value
Series 2406, 1.13%, 6/10/2024	KRW	708,000,000	$ 521,199
Series 2409, 1.38%, 9/10/2024	KRW	3,000,000,000	2,205,681
Series 2503, 1.50%, 3/10/2025	KRW	900,000,000	655,825
Series 2403, 1.88%, 3/10/2024	KRW	440,000,000	330,574
Series 2506, 2.25%, 6/10/2025	KRW	1,350,000,000	999,704
			7,563,011
SPAIN — 4.6%
Kingdom of Spain:
Zero Coupon, 1/31/2025	EUR	1,120,000	1,133,966
Series 5YR, 0.25%, 7/30/2024 (a)	EUR	525,000	539,907
0.35%, 7/30/2023	EUR	703,000	731,972
1.60%, 4/30/2025 (a)	EUR	525,000	553,204
2.75%, 10/31/2024 (a)	EUR	925,000	1,003,939
3.80%, 4/30/2024 (a)	EUR	900,000	988,033
4.40%, 10/31/2023 (a)	EUR	1,677,000	1,834,709
4.80%, 1/31/2024 (a)	EUR	473,000	524,415
Spain Government Bond:
Zero Coupon, 5/31/2024	EUR	100,000	102,611
0.01%, 5/31/2025	EUR	250,000	251,381
			7,664,137
SWEDEN — 1.0%
Kingdom of Sweden:
Series 1057, 1.50%, 11/13/2023 (a)	SEK	9,125,000	888,915
Series 1058, 2.50%, 5/12/2025	SEK	8,225,000	816,127
			1,705,042
SWITZERLAND — 0.2%
Switzerland Government Bond 1.25%, 6/11/2024	CHF	310,000	331,161
THAILAND — 1.9%
Thailand Government Bond:
0.75%, 6/17/2024	THB	35,050,000	972,485
0.95%, 6/17/2025	THB	8,250,000	226,185
1.45%, 12/17/2024	THB	44,200,000	1,236,569
2.40%, 12/17/2023	THB	25,800,000	740,452
			3,175,691
UNITED KINGDOM — 4.5%
United Kingdom Treasury Bond:
0.13%, 1/31/2024	GBP	1,280,000	1,509,571
0.25%, 1/31/2025	GBP	250,000	290,254

See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
0.63%, 6/7/2025	GBP	250,000	$ 292,965
1.00%, 4/22/2024	GBP	1,500,000	1,793,244
2.25%, 9/7/2023	GBP	1,155,000	1,406,468
2.75%, 9/7/2024	GBP	935,000	1,154,243
5.00%, 3/7/2025	GBP	800,000	1,047,866
			7,494,611
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $185,588,793)			165,284,213
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d) (Cost $98,816)	98,816	98,816
TOTAL INVESTMENTS — 99.2% (Cost $185,687,609)		165,383,029
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		1,285,205
NET ASSETS — 100.0%		$ 166,668,234
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 17.8% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.

EMTN	Euro Medium Term Note
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romania New Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$165,284,213	$—	$165,284,213
Short-Term Investment	98,816	—	—	98,816
TOTAL INVESTMENTS	$98,816	$165,284,213	$—	$165,383,029
See accompanying notes to financial statements.

SPDR BLOOMBERG SHORT TERM INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	412,399	$412,399	$5,359,053	$5,672,636	$—	$—	98,816	$98,816	$292
See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 98.1%
AUSTRALIA — 4.7%
Australia Government Bond:
Series 32CI, 0.25%, 11/21/2032	AUD	2,972,835	$ 1,817,901
Series 27CI, 0.75%, 11/21/2027	AUD	6,280,627	4,329,821
Series 50CI, 1.00%, 2/21/2050	AUD	3,110,490	1,832,745
Series 40CI, 1.25%, 8/21/2040	AUD	3,621,153	2,349,490
Series 35CI, 2.00%, 8/21/2035	AUD	3,713,690	2,708,270
Series 30CI, 2.50%, 9/20/2030	AUD	6,157,932	4,671,757
Series 25CI, 3.00%, 9/20/2025	AUD	7,503,638	5,740,453
			23,450,437
BRAZIL — 6.3%
Brazil Notas do Tesouro Nacional Serie B:
Series NTNB, 6.00%, 8/15/2024	BRL	33,931,910	6,417,886
Series NTNB, 6.00%, 5/15/2025	BRL	11,159,507	2,119,175
Series NTNB, 6.00%, 8/15/2026	BRL	17,237,453	3,279,686
Series NTNB, 6.00%, 5/15/2027	BRL	2,391,323	454,853
Series NTNB, 6.00%, 8/15/2028	BRL	8,568,907	1,628,992
Series NTNB, 6.00%, 8/15/2030	BRL	16,300,852	3,098,151
Series NTNB, 6.00%, 5/15/2035	BRL	17,337,090	3,251,023
Series NTNB, 6.00%, 8/15/2040	BRL	12,036,262	2,237,348
Series NTNB, 6.00%, 5/15/2045	BRL	13,311,698	2,442,646
Series NTNB, 6.00%, 8/15/2050	BRL	21,920,461	4,000,887
Series NTNB, 6.00%, 5/15/2055	BRL	16,101,575	2,932,113
			31,862,760
CANADA — 4.5%
Canadian Government Real Return Bond:
0.25%, 12/1/2054	CAD	1,956,966	1,084,201
Series CPI, 0.50%, 12/1/2050	CAD	2,996,162	1,848,448
Series CPI, 1.25%, 12/1/2047	CAD	3,036,950	2,270,832
Series CPI, 1.50%, 12/1/2044	CAD	4,793,683	3,765,677
Security Description		Principal Amount	Value
Series CPI, 2.00%, 12/1/2041	CAD	4,847,870	$ 4,129,906
Series CPI, 3.00%, 12/1/2036	CAD	3,475,538	3,291,597
Series CPI, 4.00%, 12/1/2031	CAD	4,031,792	3,935,213
Series CPI, 4.25%, 12/1/2026	CAD	2,822,288	2,522,545
			22,848,419
CHILE — 4.4%
Bonos de la Tesoreria de la Republica:
Zero Coupon, 3/1/2025	CLP	1,389,646,860	1,419,971
0.01%, 10/1/2028	CLP	678,280,015	644,757
0.01%, 10/1/2033	CLP	430,128,790	365,700
1.50%, 3/1/2026	CLP	4,797,590,350	5,073,727
1.90%, 9/1/2030	CLP	2,680,033,230	2,854,145
2.00%, 3/1/2035	CLP	4,134,134,680	4,354,083
2.10%, 7/15/2050	CLP	694,823,430	727,705
Series 30YR, 3.00%, 1/1/2044	CLP	5,244,262,555	6,413,949
Series 20YR, 4.50%, 10/15/2023	CLP	66,173,660	73,382
			21,927,419
COLOMBIA — 4.4%
Colombian TES:
Series UVR, 2.25%, 4/18/2029	COP	9,014,528,980	1,870,064
Series UVR, 3.00%, 3/25/2033	COP	12,214,529,700	2,484,413
Series UVR, 3.30%, 3/17/2027	COP	19,388,633,220	4,454,339
Series UVR, 3.50%, 5/7/2025	COP	11,317,766,760	2,675,128
Series UVR, 3.75%, 2/25/2037	COP	17,224,033,020	3,533,222
Series UVR, 3.75%, 6/16/2049	COP	14,317,284,180	2,729,956
Series UVR, 4.75%, 4/4/2035	COP	19,326,787,500	4,452,160
			22,199,282
FRANCE — 7.7%
French Republic Government Bond OAT:
Series OATI, 0.10%, 3/1/2025	EUR	2,028,292	2,235,407
Series OATE, 0.10%, 3/1/2026 (a)	EUR	1,391,764	1,543,485
Series OATI, 0.10%, 3/1/2028	EUR	1,993,353	2,211,489
Series OATE, 0.10%, 3/1/2029	EUR	1,543,332	1,700,281

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series OATE, 0.10%, 7/25/2031 (a)	EUR	1,489,047	$ 1,625,376
Series OATI, 0.10%, 3/1/2032	EUR	317,535	349,262
Series OATI, 0.10%, 3/1/2036 (a)	EUR	1,166,217	1,256,408
Series OATE, 0.10%, 7/25/2036 (a)	EUR	2,571,914	2,697,680
Series OATE, 0.10%, 7/25/2047 (a)	EUR	1,829,024	1,880,794
Series OATE, 0.10%, 7/25/2053 (a)	EUR	886,661	897,576
Series OATE, 0.25%, 7/25/2024	EUR	3,353,236	3,748,581
Series OATE, 0.70%, 7/25/2030 (a)	EUR	2,957,542	3,412,598
Series OATE, 1.80%, 7/25/2040 (a)	EUR	2,295,563	3,093,466
Series OATE, 1.85%, 7/25/2027	EUR	3,801,762	4,588,620
Series OATI, 2.10%, 7/25/2023 (a)	EUR	2,995,344	3,348,807
Series OATE, 3.15%, 7/25/2032	EUR	1,692,228	2,391,345
Series OATI, 3.40%, 7/25/2029	EUR	1,076,158	1,475,191
			38,456,366
GERMANY — 4.6%
Deutsche Bundesrepublik Inflation Linked Bond:
Series I/L, 0.10%, 4/15/2023	EUR	100	108
Series I/L, 0.10%, 4/15/2026	EUR	6,477,895	7,230,800
Series I/L, 0.10%, 4/15/2033	EUR	2,068,761	2,346,017
Series I/L, 0.10%, 4/15/2046	EUR	3,756,361	4,616,644
Series I/L, 0.50%, 4/15/2030	EUR	7,493,934	8,757,206
			22,950,775
ISRAEL — 4.7%
Israel Government Bond - CPI Linked:
Series 0726, 0.10%, 7/31/2026	ILS	4,862,696	1,422,143
Series 1131, 0.10%, 11/30/2031	ILS	3,911,299	1,110,783
Series 0529, 0.50%, 5/31/2029	ILS	7,611,177	2,258,313
Series 1151, 0.50%, 11/30/2051	ILS	3,273,764	862,540
Series 1025, 0.75%, 10/31/2025	ILS	8,489,883	2,536,780
Series 0527, 0.75%, 5/31/2027	ILS	7,740,673	2,329,634
Security Description		Principal Amount	Value
Series 0545, 1.00%, 5/31/2045	ILS	7,565,153	$ 2,276,534
Series 0923, 1.75%, 9/29/2023	ILS	7,363,103	2,207,144
Series 0841, 2.75%, 8/30/2041	ILS	6,221,325	2,484,941
Series 0536, 4.00%, 5/30/2036	ILS	8,825,361	3,734,744
Israel Government Bond - Galil Series 5904, 4.00%, 7/31/2024	ILS	7,177,399	2,274,013
			23,497,569
ITALY — 4.9%
Italy Buoni Poliennali Del Tesoro:
Series CPI, 0.10%, 5/15/2033 (a)	EUR	2,821,508	2,549,199
Series CPI, 0.15%, 5/15/2051 (a)	EUR	1,306,918	937,936
Series CPI, 0.40%, 5/15/2030 (a)	EUR	2,072,895	2,063,238
Series CPI, 0.65%, 5/15/2026	EUR	1,857,267	2,000,707
Series CPI, 1.25%, 9/15/2032 (a)	EUR	1,716,195	1,786,876
Series CPI, 1.30%, 5/15/2028 (a)	EUR	2,998,005	3,262,862
Series CPI, 2.35%, 9/15/2024 (a)	EUR	2,445,981	2,800,745
Series CPI, 2.35%, 9/15/2035 (a)	EUR	1,814,217	2,105,932
Series CPI, 2.55%, 9/15/2041 (a)	EUR	1,850,467	2,278,944
Series CPI, 2.60%, 9/15/2023 (a)	EUR	2,582,609	2,918,822
Series CPI, 3.10%, 9/15/2026 (a)	EUR	1,730,906	2,065,414
			24,770,675
JAPAN — 4.7%
Japanese Government CPI Linked Bond:
Series 26, 0.01%, 3/10/2031	JPY	255,865,000	1,992,170
Series 18, 0.10%, 3/10/2024	JPY	187,230,600	1,417,636
Series 19, 0.10%, 9/10/2024	JPY	326,428,000	2,481,747
Series 20, 0.10%, 3/10/2025	JPY	603,715,500	4,606,289
Series 21, 0.10%, 3/10/2026	JPY	374,228,360	2,890,666
Series 22, 0.10%, 3/10/2027	JPY	198,649,962	1,561,271
Series 23, 0.10%, 3/10/2028	JPY	446,971,200	3,466,211

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series 24, 0.10%, 3/10/2029	JPY	560,828,328	$ 4,354,196
Series 25, 0.20%, 3/10/2030	JPY	119,467,920	952,762
			23,722,948
MEXICO — 4.5%
Mexican Udibonos:
Series S, 2.75%, 11/27/2031	MXN	34,231,059	1,539,585
Series S, 3.50%, 11/16/2023	MXN	41,224,501	2,049,318
Series S, 4.00%, 11/30/2028	MXN	65,885,586	3,276,261
Series S, 4.00%, 11/15/2040	MXN	75,823,635	3,733,053
Series S, 4.00%, 11/8/2046	MXN	61,100,599	3,029,478
Series S, 4.00%, 11/3/2050	MXN	61,100,599	3,010,338
Series S, 4.50%, 12/4/2025	MXN	59,554,681	2,996,190
Series S, 4.50%, 11/22/2035	MXN	58,450,453	3,052,000
			22,686,223
NEW ZEALAND — 2.5%
New Zealand Government Bond:
Series 0925, 2.00%, 9/20/2025	NZD	5,146,312	3,320,218
Series 0935, 2.50%, 9/20/2035	NZD	4,242,599	2,763,893
Series 0940, 2.50%, 9/20/2040	NZD	5,141,305	3,309,863
Series 0930, 3.00%, 9/20/2030	NZD	4,553,621	3,094,571
			12,488,545
SOUTH AFRICA — 4.4%
South Africa Government Bond - CPI Linked:
Series 2029, 1.88%, 3/31/2029	ZAR	28,517,630	1,585,199
Series 2033, 1.88%, 2/28/2033	ZAR	26,997,280	1,342,329
Series 2025, 2.00%, 1/31/2025	ZAR	49,334,531	2,992,040
Series 2038, 2.25%, 1/31/2038	ZAR	51,451,194	2,498,475
Series 2046, 2.50%, 3/31/2046	ZAR	64,913,681	3,025,776
Series 2050, 2.50%, 12/31/2050	ZAR	68,321,605	3,074,782
Series R210, 2.60%, 3/31/2028	ZAR	36,908,322	2,232,588
Series R202, 3.45%, 12/7/2033	ZAR	48,089,808	2,788,340
Security Description		Principal Amount	Value
Series R197, 5.50%, 12/7/2023	ZAR	42,364,229	$ 2,756,148
			22,295,677
SOUTH KOREA — 0.9%
Inflation Linked Korea Treasury Bond:
Series 2606, 1.00%, 6/10/2026	KRW	2,018,782,920	1,568,691
Series 3006, 1.13%, 6/10/2030	KRW	2,418,884,100	1,828,024
Series 2806, 1.75%, 6/10/2028	KRW	1,625,460,200	1,304,111
			4,700,826
SPAIN — 4.6%
Spain Government Inflation Linked Bond:
0.15%, 11/30/2023	EUR	1,844,672	2,026,211
0.65%, 11/30/2027 (a)	EUR	3,938,466	4,361,140
0.70%, 11/30/2033 (a)	EUR	5,742,104	6,123,684
1.00%, 11/30/2030 (a)	EUR	4,575,080	5,118,402
1.80%, 11/30/2024 (a)	EUR	4,650,720	5,354,187
			22,983,624
SWEDEN — 4.1%
Sweden Inflation Linked Bond:
Series 3112, 0.13%, 6/1/2026	SEK	36,396,482	3,746,695
Series 3113, 0.13%, 12/1/2027	SEK	26,716,416	2,777,431
Series 3114, 0.13%, 6/1/2030 (a)	SEK	18,944,165	2,015,893
Series 3111, 0.13%, 6/1/2032 (a)	SEK	26,381,583	2,911,791
Series 3109, 1.00%, 6/1/2025 (a)	SEK	39,420,090	4,118,121
Series 3104, 3.50%, 12/1/2028 (a)	SEK	41,040,325	5,211,750
			20,781,681
TURKEY — 4.7%
Turkey Government Bond:
Series CPI, 0.01%, 2/11/2032	TRY	11,463,856	801,747
1.50%, 6/18/2025	TRY	22,293,523	1,789,066
Series CPI, 2.00%, 9/18/2024	TRY	14,014,424	1,087,974
Series CPI, 2.00%, 4/16/2025	TRY	20,409,610	1,589,534
2.36%, 1/29/2025	TRY	10,931,238	891,794
Series CPI, 2.40%, 5/8/2024	TRY	9,553,202	718,808
Series CPI, 2.70%, 1/14/2026	TRY	25,097,630	2,028,784

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

Security Description		Principal Amount	Value
Series CPI, 2.80%, 11/8/2023	TRY	21,023,685	$ 1,540,764
Series CPI, 2.90%, 7/7/2027	TRY	33,485,795	2,679,909
Series CPI, 2.90%, 1/12/2028	TRY	41,940,304	3,266,429
Series CPI, 3.00%, 8/2/2023	TRY	18,605,046	1,377,465
Series CPI, 3.00%, 5/28/2031	TRY	24,891,702	2,149,241
3.20%, 11/6/2024	TRY	6,379,570	515,430
Series CPI, 3.30%, 6/28/2028	TRY	31,373,422	2,547,797
4.10%, 6/5/2024	TRY	6,013,731	469,193
Series CPI, 4.20%, 1/10/2024	TRY	679,666	50,492
			23,504,427
UNITED KINGDOM — 21.5%
United Kingdom Gilt Inflation Linked:
Series 3MO, 0.13%, 3/22/2024	GBP	4,112,752	5,277,433
Series 3MO, 0.13%, 3/22/2026	GBP	3,824,520	4,998,289
Series 3MO, 0.13%, 8/10/2028	GBP	3,842,242	5,185,466
Series 3MO, 0.13%, 3/22/2029	GBP	2,182,028	2,958,261
Series 3MO, 0.13%, 8/10/2031	GBP	2,447,495	3,434,563
Series 3MO, 0.13%, 11/22/2036	GBP	2,056,652	2,971,190
Series 3MO, 0.13%, 3/22/2039	GBP	3,829,726	5,570,516
Series 3MO, 0.13%, 8/10/2041	GBP	4,594,744	6,812,003
Series 3MO, 0.13%, 3/22/2044	GBP	2,447,210	3,622,202
Series 3MO, 0.13%, 3/22/2046	GBP	2,787,518	4,159,790
Series 3MO, 0.13%, 8/10/2048	GBP	1,234,545	1,861,342
Series 3MO, 0.13%, 3/22/2051	GBP	1,079,590	1,642,293
Series 3MO, 0.13%, 11/22/2056	GBP	1,848,537	2,887,687
Series 3MO, 0.13%, 3/22/2058	GBP	2,148,633	3,393,639
Series 3MO, 0.13%, 11/22/2065	GBP	2,245,889	3,764,605
Series 3MO, 0.13%, 3/22/2068	GBP	2,877,841	4,982,743
Series 3MO, 0.25%, 3/22/2052	GBP	2,416,453	3,821,633
Series 3MO, 0.38%, 3/22/2062	GBP	1,452,692	2,536,297
Security Description		Principal Amount	Value
Series 3MO, 0.50%, 3/22/2050	GBP	2,271,005	$ 3,765,472
Series 3MO, 0.63%, 3/22/2040	GBP	2,469,808	3,911,054
Series 3MO, 0.63%, 11/22/2042	GBP	1,541,672	2,498,356
Series 3MO, 0.75%, 3/22/2034	GBP	3,475,742	5,260,395
Series 3MO, 0.75%, 11/22/2047	GBP	1,471,967	2,524,743
Series 3MO, 1.13%, 11/22/2037	GBP	2,264,140	3,754,365
Series 3MO, 1.25%, 11/22/2027	GBP	1,980,570	2,803,021
Series 3MO, 1.25%, 11/22/2032	GBP	2,847,524	4,455,686
Series 3MO, 1.25%, 11/22/2055	GBP	1,530,297	3,170,048
Series 8MO, 2.00%, 1/26/2035	GBP	1,041,028	1,904,383
Series 8MO, 2.50%, 7/17/2024	GBP	1,367,670	1,946,423
Series 8MO, 4.13%, 7/22/2030	GBP	697,927	1,322,299
United Kingdom Inflation-Linked Gilt Series 3MO, 0.13%, 3/22/2073	GBP	542,020	1,015,360
			108,211,557
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $573,904,882)			493,339,210
	Shares
SHORT-TERM INVESTMENT — 0.0% (b)
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.47% (c)(d) (Cost $18,532)	18,532	18,532
TOTAL INVESTMENTS — 98.1% (Cost $573,923,414)		493,357,742
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.9%		9,524,053
NET ASSETS — 100.0%		$ 502,881,795

See accompanying notes to financial statements.

SPDR FTSE INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS  (continued)
June 30, 2022 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 15.5% of net assets as of June 30, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Amount is less than 0.05% of net assets.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended June 30, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at June 30, 2022.
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
ILS	Israeli New Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
TRY	Turkish New Lira
ZAR	South African Rand

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Foreign Government Obligations	$ —	$493,339,210	$—	$493,339,210
Short-Term Investment	18,532	—	—	18,532
TOTAL INVESTMENTS	$18,532	$493,339,210	$—	$493,357,742

Affiliate Table
	Number of Shares Held at 12/31/21	Value at 12/31/21	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/22	Value at 6/30/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	636,650	$636,650	$97,734,416	$98,352,534	$—	$—	18,532	$18,532	$2,576
See accompanying notes to financial statements.

SPDR SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2022 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
ASSETS
Investments in unaffiliated issuers, at value*	$2,017,322,984	$104,599,514
Investments in affiliated issuers, at value	37,802,430	2,796,252
Total Investments	2,055,125,414	107,395,766
Foreign currency, at value	20,947,695	383,737
Cash	—	—
Receivable for investments sold	29,985,538	1,021,519
Unrealized appreciation on forward foreign currency exchange contracts	172,991	—
Dividends receivable — affiliated issuers	6,489	15
Interest receivable — unaffiliated issuers	30,571,030	772,384
Securities lending income receivable — unaffiliated issuers	929	79
Securities lending income receivable — affiliated issuers	5,781	614
Receivable from Adviser	695,053	—
Receivable for foreign taxes recoverable	283,592	665
Other Receivable	—	—
TOTAL ASSETS	2,137,794,512	109,574,779
LIABILITIES
Due to custodian	356,978	—
Payable upon return of securities loaned	34,957,428	2,788,652
Payable for investments purchased	26,123,989	701,577
Unrealized depreciation on forward foreign currency exchange contracts	237,095	—
Deferred foreign taxes payable	108,654	—
Payable to Adviser	—	—
Advisory fee payable	553,063	44,394
Trustees’ fees and expenses payable	170	86
Accrued expenses and other liabilities	25,508	—
TOTAL LIABILITIES	62,362,885	3,534,709
NET ASSETS	$2,075,431,627	$106,040,070
NET ASSETS CONSIST OF:
Paid-in Capital	$2,471,904,153	$134,889,456
Total distributable earnings (loss)**	(396,472,526)	(28,849,386)
NET ASSETS	$2,075,431,627	$106,040,070
NET ASSET VALUE PER SHARE
Net asset value per share	$ 20.43	$ 27.91
Shares outstanding (unlimited amount authorized, $0.01 par value)	101,600,000	3,800,000
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$2,276,561,471	$132,168,969
Investments in affiliated issuers	37,802,430	2,796,252
Total cost of investments	$2,314,363,901	$134,965,221
Foreign currency, at cost	$ 21,362,246	$ 398,232
* Includes investments in securities on loan, at value	$ 33,880,697	$ 2,755,533
** Includes deferred foreign taxes	$ 98,616	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 795,670,536	$165,284,213	$493,339,210
696,860	98,816	18,532
796,367,396	165,383,029	493,357,742
2,231,502	484,006	1,103,346
—	—	33
10,939,350	13,455,231	6,180,694
—	—	—
327	60	669
5,095,357	1,083,451	2,405,258
—	—	—
—	—	—
—	—	49,776
499,858	146,267	—
42,839	—	—
815,176,629	180,552,044	503,097,518

—	—	—
—	—	—
12,595,597	13,766,895	—
—	—	—
58,933	839	1,927
309,109	67,124	—
231,670	48,623	213,732
196	329	64
—	—	—
13,195,505	13,883,810	215,723
$ 801,981,124	$166,668,234	$502,881,795

$ 997,407,293	$192,441,857	$595,797,446
(195,426,169)	(25,773,623)	(92,915,651)
$ 801,981,124	$166,668,234	$502,881,795

$ 23.05	$ 26.88	$ 44.90
34,800,038	6,200,000	11,200,483

$ 973,285,721	$185,588,793	$573,904,882
696,860	98,816	18,532
$ 973,982,581	$185,687,609	$573,923,414
$ 2,269,553	$ 508,000	$ 1,164,770
$ —	$ —	$ —
$ 58,933	$ 839	$ —

SPDR SERIES TRUST
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2022 (Unaudited)

	SPDR Bloomberg Emerging Markets Local Bond ETF	SPDR Bloomberg International Corporate Bond ETF
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 41,325,924	$ 622,942
Dividend income — affiliated issuers	24,418	26
Unaffiliated securities lending income	483	80
Affiliated securities lending income	7,982	4,463
Foreign taxes withheld	(1,359,033)	—
TOTAL INVESTMENT INCOME (LOSS)	39,999,774	627,511
EXPENSES
Advisory fee	2,338,404	309,361
Trustees’ fees and expenses	5,562	717
Miscellaneous expenses	634	69
TOTAL EXPENSES	2,344,600	310,147
NET INVESTMENT INCOME (LOSS)	$ 37,655,174	$ 317,364
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	(119,613,240)	(832,116)
In-kind redemptions — unaffiliated issuers	(6,511,352)	(1,281,871)
Forward foreign currency exchange contracts	1,510,676	—
Foreign currency transactions	(7,420,980)	(193,722)
Net realized gain (loss)	(132,034,896)	(2,307,709)
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	(148,583,367)	(23,763,510)
Forward foreign currency exchange contracts	(70,220)	—
Foreign currency translations	(1,240,932)	(22,808)
Net change in unrealized appreciation/depreciation	(149,894,519)	(23,786,318)
NET REALIZED AND UNREALIZED GAIN (LOSS)	(281,929,415)	(26,094,027)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(244,274,241)	$(25,776,663)
* Includes foreign capital gain taxes	$ (17,413)	$ —
** Includes foreign deferred taxes	$ (98,616)	$ —
See accompanying notes to financial statements.

SPDR Bloomberg International Treasury Bond ETF	SPDR Bloomberg Short Term International Treasury Bond ETF	SPDR FTSE International Government Inflation-Protected Bond ETF

$ 6,567,611	$ 522,575	$ 29,644,372
1,479	292	2,576
—	—	—
—	—	—
(123,738)	(21,731)	(7,333)
6,445,352	501,136	29,639,615

1,482,361	304,413	1,204,668
4,290	687	2,052
468	95	242
1,487,119	305,195	1,206,962
$ 4,958,233	$ 195,941	$ 28,432,653

(15,176,117)	(5,589,329)	(10,487,685)
(6,344,033)	—	1,322,058
—	—	—
(1,103,457)	(159,283)	(734,754)
(22,623,607)	(5,748,612)	(9,900,381)

(145,809,112)	(15,865,627)	(92,117,344)
—	—	—
(194,879)	(53,236)	(124,259)
(146,003,991)	(15,918,863)	(92,241,603)
(168,627,598)	(21,667,475)	(102,141,984)
$(163,669,365)	$(21,471,534)	$ (73,709,331)
$ (15,833)	$ —	$ —
$ (58,933)	$ (839)	$ —

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 37,655,174	$ 48,111,753
Net realized gain (loss)	(132,034,896)	(19,437,230)
Net change in unrealized appreciation/depreciation	(149,894,519)	(153,701,691)
Net increase (decrease) in net assets resulting from operations	(244,274,241)	(125,027,168)
Distributions to shareholders	(25,076,127)	(39,014,812)
Return of capital	—	(6,269,073)
Total Distributions to shareholders	(25,076,127)	(45,283,885)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	1,433,502,962	434,698,879
Cost of shares redeemed	(272,050,165)	(99,044,429)
Other Capital	3,064,678	782,719
Net increase (decrease) from share transactions	1,164,517,475	336,437,169
Net increase (decrease) in net assets from beneficial interest transactions	1,164,517,475	336,437,169
Contribution from Affiliate (Note 4)	695,053	—
Net increase (decrease) in net assets during the period	895,862,160	166,126,116
Net assets at beginning of period	1,179,569,467	1,013,443,351
NET ASSETS AT END OF PERIOD	$2,075,431,627	$1,179,569,467
SHARES OF BENEFICIAL INTEREST:
Shares sold	66,200,000	16,200,000
Shares redeemed	(13,000,000)	(4,000,000)
Net increase (decrease) from share transactions	53,200,000	12,200,000
See accompanying notes to financial statements.

SPDR Bloomberg International Corporate Bond ETF		SPDR Bloomberg International Treasury Bond ETF
Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21

$ 317,364	$ 684,532	$ 4,958,233	$ 9,467,164
(2,307,709)	4,249,086	(22,623,607)	(4,314,448)
(23,786,318)	(23,496,804)	(146,003,991)	(102,758,112)
(25,776,663)	(18,563,186)	(163,669,365)	(97,605,396)
(185,826)	(716,688)	(3,418,500)	(8,885,986)
—	—	—	—
(185,826)	(716,688)	(3,418,500)	(8,885,986)

—	11,048,448	139,393,140	198,759,981
(19,639,302)	(100,711,744)	(121,779,953)	(152,553,253)
464	38,452	(122,488)	316,263
(19,638,838)	(89,624,844)	17,490,699	46,522,991
(19,638,838)	(89,624,844)	17,490,699	46,522,991
—	—	—	—
(45,601,327)	(108,904,718)	(149,597,166)	(59,968,391)
151,641,397	260,546,115	951,578,290	1,011,546,681
$106,040,070	$ 151,641,397	$ 801,981,124	$ 951,578,290

—	300,000	5,500,000	6,600,000
(600,000)	(2,800,000)	(4,500,000)	(5,200,000)
(600,000)	(2,500,000)	1,000,000	1,400,000

SPDR SERIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS  (continued)

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 195,941	$ (185,511)
Net realized gain (loss)	(5,748,612)	2,521,922
Net change in unrealized appreciation/depreciation	(15,918,863)	(18,112,708)
Net increase (decrease) in net assets resulting from operations	(21,471,534)	(15,776,297)
Distributions to shareholders	(106,204)	(1,221,564)
Total Distributions to shareholders	(106,204)	(1,221,564)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from shares sold	18,163,682	45,229,410
Cost of shares redeemed	—	(71,606,306)
Other Capital	(51,998)	79,744
Net increase (decrease) from share transactions	18,111,684	(26,297,152)
Net increase (decrease) in net assets from beneficial interest transactions	18,111,684	(26,297,152)
Contribution from Affiliate (Note 4)	—	—
Net increase (decrease) in net assets during the period	(3,466,054)	(43,295,013)
Net assets at beginning of period	170,134,288	213,429,301
NET ASSETS AT END OF PERIOD	$166,668,234	$170,134,288
SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	1,400,000
Shares redeemed	—	(2,300,000)
Net increase (decrease) from share transactions	600,000	(900,000)
See accompanying notes to financial statements.

SPDR FTSE International Government Inflation-Protected Bond ETF
Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21

$ 28,432,653	$ 19,310,847
(9,900,381)	66,637
(92,241,603)	(35,046,104)
(73,709,331)	(15,668,620)
(21,699,117)	(19,115,383)
(21,699,117)	(19,115,383)

170,953,051	129,824,774
(26,066,260)	(22,699,668)
126,255	168,959
145,013,046	107,294,065
145,013,046	107,294,065
49,776	—
49,654,374	72,510,062
453,227,421	380,717,359
$502,881,795	$453,227,421

3,300,000	2,300,000
(500,000)	(400,000)
2,800,000	1,900,000

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Emerging Markets Local Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08	$ 28.99
Income (loss) from investment operations:
Net investment income (loss) (b)	0.53	1.01	1.13	0.65	1.51	1.41
Net realized and unrealized gain (loss) (c)	(4.18)	(3.72)	0.05	0.15	0.45	(2.28)
Total from investment operations	(3.65)	(2.71)	1.18	0.80	1.96	(0.87)
Contribution from Affiliate (Note 4)	0.01	—	—	—	0.01	—
Other capital (b)	0.04	0.02	0.02	0.01	0.02	0.06
Distributions to shareholders from:
Net investment income	(0.34)	(0.81)	(0.22)	(0.07)	(0.79)	(0.67)
Return of Capital	—	(0.13)	(0.81)	(0.67)	(0.52)	(0.43)
Total distributions	(0.34)	(0.94)	(1.03)	(0.74)	(1.31)	(1.10)
Net asset value, end of period	$ 20.43	$ 24.37	$ 28.00	$ 27.83	$ 27.76	$ 27.08
Total return (d)	(14.91)%(e)	(9.74)%	4.59%	2.94%	7.70%(f)	(3.03)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,075,432	$1,179,569	$1,013,443	$1,015,629	$810,738	$519,933
Ratios to average net assets:
Total expenses	0.30%(g)	0.30%	0.30%	0.30%(g)	0.39%	0.41%
Net expenses	0.30%(g)	0.30%	0.30%	0.30%(g)	0.38%	0.41%
Net investment income (loss)	4.83%(g)	3.86%	4.26%	4.69%(g)	5.68%	4.81%
Portfolio turnover rate (h)	25%(i)	22%	50%	18%(i)	43%	83%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(e)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (14.94)%.
(f)	If an Affiliate had not made a contribution during the year ended June 30, 2019, the total return would have been 7.66%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Corporate Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87	$ 33.17
Income (loss) from investment operations:
Net investment income (loss) (b)	0.08	0.12	0.18	0.14	0.29	0.25
Net realized and unrealized gain (loss) (c)	(6.59)	(3.30)	3.74	(0.20)	0.23	0.63
Total from investment operations	(6.51)	(3.18)	3.92	(0.06)	0.52	0.88
Other capital (b)	0.00(d)	0.01	0.02	0.02	0.00(d)	0.04
Distributions to shareholders from:
Net investment income	(0.04)	(0.13)	(0.04)	(0.10)	—	(0.22)
Return of Capital	—	—	(0.12)	(0.03)	(0.24)	—
Total distributions	(0.04)	(0.13)	(0.16)	(0.13)	(0.24)	(0.22)
Net asset value, end of period	$ 27.91	$ 34.46	$ 37.76	$ 33.98	$ 34.15	$ 33.87
Total return (e)	(18.91)%	(8.41)%	11.69%	(0.15)%	1.59%	2.71%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$106,040	$151,641	$260,546	$190,273	$167,358	$230,286
Ratios to average net assets:
Total expenses	0.50%(f)	0.50%	0.50%	0.50%(f)	0.51%	0.50%
Net investment income (loss)	0.51%(f)	0.32%	0.54%	0.81%(f)	0.88%	0.72%
Portfolio turnover rate (g)	7%(h)	14%	23%	5%(h)	16%	23%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	Annualized.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(h)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg International Treasury Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88	$ 27.56
Income (loss) from investment operations:
Net investment income (loss) (b)	0.15	0.28	0.35	0.19	0.39	0.31
Net realized and unrealized gain (loss) (c)	(5.15)	(3.10)	2.42	(0.13)	0.92	0.24
Total from investment operations	(5.00)	(2.82)	2.77	0.06	1.31	0.55
Contribution from Affiliate (Note 4)	—	—	0.00(d)	—	—	—
Other capital (b)	(0.00)(d)	0.01	0.01	0.00(d)	0.01	0.01
Distributions to shareholders from:
Net investment income	(0.10)	(0.26)	(0.30)	(0.19)	(0.33)	(0.24)
Net asset value, end of period	$ 23.05	$ 28.15	$ 31.22	$ 28.74	$ 28.87	$ 27.88
Total return (e)	(17.77)%	(9.01)%	9.73%(f)	0.20%	4.78%	2.02%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$801,981	$951,578	$1,011,547	$1,028,855	$1,122,866	$1,519,631
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%(g)	0.38%	0.50%
Net investment income (loss)	1.17%(g)	0.95%	1.19%	1.31%(g)	1.42%	1.09%
Portfolio turnover rate (h)	8%(i)	15%	16%	7%(i)	18%	29%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended December 31, 2020, the total return would have remained 9.73%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR Bloomberg Short Term International Treasury Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38	$ 31.23
Income (loss) from investment operations:
Net investment income (loss) (b)	0.03	(0.03)	0.05	0.07	0.16	0.00(c)
Net realized and unrealized gain (loss) (d)	(3.50)	(2.26)	1.94	(0.17)	(0.10)	0.28
Total from investment operations	(3.47)	(2.29)	1.99	(0.10)	0.06	0.28
Contribution from Affiliate (Note 4)	—	—	0.00(c)	—	—	—
Other capital (b)	(0.01)	0.01	0.01	0.00(c)	0.00(c)	0.01
Distributions to shareholders from:
Net investment income	(0.02)	(0.18)	(0.04)	—	(0.33)	(0.14)
Return of Capital	—	—	—	(0.07)	(0.06)	—
Total distributions	(0.02)	(0.18)	(0.04)	(0.07)	(0.39)	(0.14)
Net asset value, end of period	$ 26.88	$ 30.38	$ 32.84	$ 30.88	$ 31.05	$ 31.38
Total return (e)	(11.39)%	(6.91)%	6.49%(f)	(0.36)%	0.21%	0.90%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$166,668	$170,134	$213,429	$299,496	$298,118	$332,582
Ratios to average net assets:
Total expenses	0.35%(g)	0.35%	0.35%	0.35%(g)	0.36%	0.35%
Net investment income (loss)	0.23%(g)	(0.09)%	0.16%	0.43%(g)	0.51%	0.01%
Portfolio turnover rate (h)	25%(i)	64%	67%	31%(i)	66%	63%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amount is less than $0.005 per share.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If an affiliate had not made a contribution during the year ended ended December 31, 2020, the total return would have remained 6.49%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
FINANCIAL HIGHLIGHTS  (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE International Government Inflation-Protected Bond ETF
	Six-Months Ended 6/30/22 (Unaudited)	Year Ended 12/31/21	Year Ended 12/31/20	Six-month Period Ended 12/31/19(a)	Year Ended 6/30/19	Year Ended 6/30/18
Net asset value, beginning of period	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63	$ 55.75
Income (loss) from investment operations:
Net investment income (loss) (b)	2.97	2.56	1.02	0.66	1.92	1.73
Net realized and unrealized gain (loss) (c)	(9.77)	(4.71)	3.17	0.19	0.57	(1.11)
Total from investment operations	(6.80)	(2.15)	4.19	0.85	2.49	0.62
Contribution from Affiliate (Note 4)	0.01	—	—	—	—	0.00(d)
Other capital (b)	0.01	0.02	0.03	0.01	0.03	0.11
Distributions to shareholders from:
Net investment income	(2.27)	(2.49)	(0.93)	(0.87)	—	(1.18)
Net realized gains	—	—	—	—	—	(0.47)
Return of Capital	—	—	—	(0.02)	(1.84)	(0.20)
Total distributions	(2.27)	(2.49)	(0.93)	(0.89)	(1.84)	(1.85)
Net asset value, end of period	$ 44.90	$ 53.95	$ 58.57	$ 55.28	$ 55.31	$ 54.63
Total return (e)	(12.99)%(f)	(3.68)%	7.76%	1.58%	4.78%	1.21%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$502,882	$453,227	$380,717	$431,216	$475,714	$568,158
Ratios to average net assets:
Total expenses	0.50%(g)	0.50%	0.50%	0.50%(g)	0.50%	0.50%
Net investment income (loss)	11.80%(g)	4.57%	1.90%	2.39%(g)	3.60%	3.02%
Portfolio turnover rate (h)	18%(i)	20%	28%	8%(i)	37%	32%
(a)	Effective November 12, 2019, the Board of Trustees approved a change in fiscal year end for the Fund from June 30 to December 31.
(b)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(c)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each distribution. Total returns for periods of less than one year are not annualized. Broker commission charges are not included in this calculation.
(f)	If the Adviser had not made a contribution during the period ended June 30, 2022, the total return would have been (13.04)%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(i)	Not annualized.
See accompanying notes to financial statements.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2022 (Unaudited)

1.    Organization
SPDR Series Trust (the “Trust”), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of June 30, 2022, the Trust consists of eighty-five (85) series, each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.01 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
SPDR Bloomberg Emerging Markets Local Bond ETF
SPDR Bloomberg International Corporate Bond ETF
SPDR Bloomberg International Treasury Bond ETF
SPDR Bloomberg Short Term International Treasury Bond ETF
SPDR FTSE International Government Inflation-Protected Bond ETF
Each Fund, except for SPDR Bloomberg International Corporate Bond ETF, is classified as a non-diversified investment company under the 1940 Act. SPDR Bloomberg International Corporate Bond ETF is classified as a diversified investment company under the 1940 Act.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•   Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•   Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•   Debt obligations (including short-term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•   Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2022 is disclosed in each Fund’s respective Schedule of Investments.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.
Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends, if any, received in the form of stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2022, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed annually. Dividends may be declared and paid more frequently or at any other times to improve Index tracking or to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts
Certain Funds may engage in forward foreign currency contracts to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, a Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Funds give up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended June 30, 2022, the following Funds entered into forward foreign currency exchange contracts for the strategies listed below:
Funds	Strategies
SPDR Bloomberg Emerging Markets Local Bond ETF	Efficient portfolio management to reduce the currency deviation of the fund versus the Index
The following tables summarize the value of the Funds' derivative instruments as of June 30, 2022, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$172,991	$—	$—	$—	$172,991

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

	Liability Derivatives
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$237,095	$—	$—	$—	$237,095
	Net Realized Gain (Loss)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$1,510,676	$—	$—	$—	$1,510,676
	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Commodity Risk	Total
SPDR Bloomberg Emerging Markets Local Bond ETF
Forward Foreign Currency Exchange Contracts	$—	$(70,220)	$—	$—	$—	$(70,220)
For financial reporting purposes, the Funds do not offset derivative assets or liabilities, including those that may be subject to an enforceable Foreign Exchange Master Agreement that allows for net settlement between counterparties, on their Statements of Assets and Liabilities. The following tables set forth the Funds’ net exposure to derivative assets and liabilities available for offset and net of collateral at June 30, 2022:
Offsetting of Financial Assets and Derivative Assets
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Assets	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ 5,849	$ (5,849)	$—	$ —
HSBC Bank USA	7,604	(7,604)	—	—
JP Morgan Chase Bank, N.A.	1,665	—	—	1,665
Societe Generale	60,952	(60,952)	—	—
Standard Chartered Bank	69,647	(41,394)	—	28,253
UBS AG	27,274	(1,864)	—	25,410
	$172,991	$(117,663)	$—	$55,328
Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
Barclays Capital	$ (34,717)	$ 5,849	$—	$ (28,868)
Citibank N.A.	(1,908)	—	—	(1,908)
HSBC Bank USA	(19,647)	7,604	—	(12,043)
Societe Generale	(137,565)	60,952	—	(76,613)
Standard Chartered Bank	(41,394)	41,394	—	—

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Offsetting of Financial Liabilities and Derivative Liabilities
	Forward Foreign Currency Exchange Contracts
Counterparty	Gross Amounts of Liabilities	Amount Eligible to Offset	Collateral (Received) Pledged	Net Amount
UBS AG	$ (1,864)	$ 1,864	$—	$ —
	$(237,095)	$117,663	$—	$(119,432)
Amounts presented on the Schedules of Investments and Statements of Assets and Liabilities are not net settlement amounts but gross.
4.    Fees and Transactions with Affiliates
Advisory Fee
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with SSGA Funds Management, Inc. (the "Adviser" or "SSGA FM"). For its advisory services to the Funds, facilities furnished and expenses borne by the Adviser, each Fund pays the Adviser a fee (“Management/Advisory fee”) accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as shown in the following table:
Annual Rate
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%
SPDR Bloomberg International Corporate Bond ETF	0.50
SPDR Bloomberg International Treasury Bond ETF	0.35
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50
From time to time, the Adviser may waive all or a portion of its Management fee. The Adviser has contractually agreed to waive a portion of its Management fee and/or reimburse expenses in an amount equal to any acquired fund fees and expenses (excluding holdings in acquired funds for cash management purposes, if any) for each Fund until April 30, 2023.
This waiver and/or reimbursement does not provide for the recoupment by the Adviser of any amounts waived or reimbursed. This waiver and/or reimbursement may not be terminated prior to April 30, 2023 except with the approval of the Funds’ Board of Trustees.
The Adviser pays all expenses of each Fund other than the Management fee, brokerage expenses, taxes, interest, fees and expenses of the Trust’s Trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”) (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.
State Street Global Advisors Limited receives fees from the Adviser for its services as the sub-adviser to the SPDR Bloomberg International Corporate Bond ETF and SPDR Bloomberg Emerging Markets Local Bond ETF.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent. State Street receives fees for its services as custodian, sub-administrator and transfer agent from the Adviser.
Distributor
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the Distributor of the Trust.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017, as amended.
Effective January 1, 2022, net proceeds collected by State Street on investment of cash collateral or any fee income less rebates payable to borrowers are paid as follows: If the calendar year to date net proceeds are below a specified threshold across SPDR ETFs, each Fund retains eighty five percent (85%) of the net proceeds and fifteen percent (15%) of such net proceeds is payable to State Street. Starting the business day following the date that calendar year to date net proceeds exceeds a specified threshold, each Fund retains ninety percent (90%) of the net proceeds and ten percent (10%) of such net proceeds is payable to State Street. Prior to January 1, 2022, net proceeds were 85% payable to the Funds, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Portfolio II, an affiliated fund, for which SSGA FM serves as investment adviser. See Note 9 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2022 are disclosed in the Schedules of Investments.
Due to Custodian
In certain circumstances, the Funds may have cash overdrafts with the Custodian due to expense payments, capital transactions, trading of securities, investment operations or derivative transactions. The Due to Custodian amount, if any, reflects cash overdrawn with State Street, as custodian, who is an affiliate of the Funds.
5.    Trustees’ Fees
The fees and expenses of the Independent Trustees and one interested, non-management Trustee are paid directly by the Funds. The Independent Trustees and one interested, non-management Trustee are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions and short term investments) for the period ended June 30, 2022, were as follows:
	Purchases	Sales
SPDR Bloomberg Emerging Markets Local Bond ETF	$1,495,172,174	$400,569,811
SPDR Bloomberg International Corporate Bond ETF	9,462,670	8,289,538
SPDR Bloomberg International Treasury Bond ETF	75,599,947	68,510,099
SPDR Bloomberg Short Term International Treasury Bond ETF	48,950,590	43,911,415
SPDR FTSE International Government Inflation-Protected Bond ETF	102,649,841	87,163,388
For the period ended June 30, 2022, the following Funds had in-kind contributions, redemptions and net realized gains/losses in the amounts as follows:
	In-kind Contributions	In-kind Redemptions	In-kind Net Realized Gains/(Losses)
SPDR Bloomberg Emerging Markets Local Bond ETF	$135,820,601	$90,784,801	$ (6,511,352)
SPDR Bloomberg International Corporate Bond ETF	—	19,028,316	(1,281,871)
SPDR Bloomberg International Treasury Bond ETF	114,779,137	99,670,677	(6,344,033)
SPDR Bloomberg Short Term International Treasury Bond ETF	14,342,200	—	—
SPDR FTSE International Government Inflation-Protected Bond ETF	121,748,013	17,511,824	1,322,058

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

7.    Shareholder Transactions
Each Fund issues and redeems its shares, at NAV, by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”). Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.
The consideration for the purchase of Creation Units of a Fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Other Capital” on the Statements of Changes in Net Assets.
8.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. Each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. As of December 31, 2021, SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.
As of June 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR Bloomberg Emerging Markets Local Bond ETF	$2,314,363,901	$4,109,881	$263,348,368	$(259,238,487)
SPDR Bloomberg International Corporate Bond ETF	134,965,221	—	27,569,455	(27,569,455)
SPDR Bloomberg International Treasury Bond ETF	973,982,581	1,970,628	179,585,813	(177,615,185)
SPDR Bloomberg Short Term International Treasury Bond ETF	185,687,609	77,905	20,382,485	(20,304,580)
SPDR FTSE International Government Inflation-Protected Bond ETF	573,923,414	1,180,359	81,746,031	(80,565,672)
9.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

The market value of securities on loan as of June 30, 2022, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
The following is a summary of each Fund's securities lending agreements and related cash and non-cash collateral received as of June 30, 2022:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Total Collateral Received
SPDR Bloomberg Emerging Markets Local Bond ETF	$ 33,880,697	$ 34,957,428	$ 34,957,428
SPDR Bloomberg International Corporate Bond ETF	2,755,533	2,788,652	2,788,652
		Remaining Contractual Maturity of the Agreements as of June 30, 2022
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
SPDR Bloomberg Emerging Markets Local Bond ETF	Foreign Government Obligations	$34,957,428	$—	$—	$—	$34,957,428	$34,957,428
SPDR Bloomberg International Corporate Bond ETF	Corporate Bonds & Notes	2,788,652	—	—	—	2,788,652	2,788,652
10.    Line of Credit
The Funds and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $1.1 billion revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2022 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses paid by the Adviser. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the greater of the New York Fed Bank Rate.
The Funds had no outstanding loans as of June 30, 2022.
11.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Funds' invest. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

Credit Risk
A Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Risk
Each Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Each Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a Fund and its investments.
An outbreak of a respiratory disease caused by a novel coronavirus first detected in China in December 2019 has spread globally. In an organized attempt to contain and mitigate the effects of the spread of the coronavirus known as COVID-19, governments and businesses world-wide have taken aggressive measures, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations. COVID-19 has resulted in the disruption of and delays in the delivery of healthcare services and processes, the cancellation of organized events and educational institutions, the disruption of production and supply chains, a decline in consumer demand for certain goods and services, and general concern and uncertainty, all of which have contributed to increased volatility in global markets. The effects of COVID-19 will likely affect certain sectors and industries more dramatically than others, which may adversely affect the value of a Fund’s investments in those sectors or industries. COVID-19, and other epidemics and pandemics that may arise in the future, could adversely affect the economies of many nations, the global economy, individual companies and capital markets in ways that cannot be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to limited health care resources. Political, economic and social stresses caused by COVID-19 also may exacerbate other pre-existing political, social and economic risks in certain countries. The duration of COVID-19 and its effects cannot be determined at this time, but the effects could be present for an extended period of time.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impairthe ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.
12.    Recent Accounting Pronouncement
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued

SPDR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS  (continued)
June 30, 2022 (Unaudited)

because of reference rate reform. The relief provided is temporary and generally cannot be applied to contract modifications that occur after December 31, 2022, or hedging relationships entered into or evaluated after that date. However, the FASB has indicated that it will revisit the sunset date in Topic 848 after the LIBOR administrator makes a final decision on a phaseout date. On November 30, 2020, the LIBOR administrator proposed extending the publication of the overnight and the one-, three-, six- and 12-month USD LIBOR settings through June 30, 2023, when many existing contracts that reference LIBOR will have expired. Management is currently evaluating the impact of the guidance.
13.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR SERIES TRUST
OTHER INFORMATION
June 30, 2022 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from January 1, 2022 to June 30, 2022.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
SPDR Bloomberg Emerging Markets Local Bond ETF	0.30%	$850.90	$1.38	$1,023.30	$1.51
SPDR Bloomberg International Corporate Bond ETF	0.50	810.90	2.25	1,022.30	2.51
SPDR Bloomberg International Treasury Bond ETF	0.35	822.30	1.58	1,023.10	1.76
SPDR Bloomberg Short Term International Treasury Bond ETF	0.35	886.10	1.64	1,023.10	1.76
SPDR FTSE International Government Inflation-Protected Bond ETF	0.50	870.10	2.32	1,022.30	2.51
(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 181, then divided by 365.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a liquidity risk management program (the "Program"). The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
SSGA FM has been designated by the Board to administer the Funds’ Program. Over the course of the prior year, SSGA FM provided the Board with reports addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for periods ending June 2021 and December 2021 including:
•	the Program supported each Fund’s ability to honor redemption requests timely;
•	the Program supported SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility and net redemptions;
•	no material liquidity issues were identified during the period;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage each Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which aninvestment in the Fund may be subject.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Premium/Discount Information
Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund during the past calendar year can be found at https://www.ssga.com/spdrs.
Proxy Voting Policies and Procedures and Records
A description of the Trust's proxy voting policies and procedures that are used by the Funds’ investment Adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the SEC's website at www.sec.gov.
Information regarding how the investment adviser voted for the 12-month period ended June 30 is available by August 31 of each year by calling the same number, on the SEC’s website, at www.sec.gov and on the Funds’ website at https://www.ssga.com/spdrs.
Quarterly Portfolio Schedule
Following the Funds’ first and third fiscal quarter-ends, complete Schedules of Investments are filed with the SEC as exhibits on Form N-PORT, which can be found on the Funds' website at https://www.ssga.com/spdrs and on the SEC's website at www.sec.gov. The Funds’ Schedules of Investments are available upon request, without charge, by calling 1-866-787-2257 (toll free).

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Approval of Advisory Agreement
At a meeting held prior to June 30, 2022, the Board of Trustees of the Trust (the “Board”) evaluated proposals to continue the Investment Advisory Agreement (the “Agreement”) between the Trust and SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) with respect to SPDR Bloomberg Emerging Markets Local Bond ETF, SPDR Bloomberg International Corporate Bond ETF, SPDR Bloomberg International Treasury Bond ETF, SPDR Bloomberg Short Term International Treasury Bond ETF and SPDR FTSE International Government Inflation-Protected Bond ETF (collectively, the “SPDR ETFs”). The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”), also met separately to consider the Agreement. The Independent Trustees were advised by their independent legal counsel throughout the process.
To evaluate the Agreement, the Board requested and SSGA FM, the Trust’s investment adviser and administrator, and State Street Bank and Trust Company, the Trust’s sub-administrator, transfer agent and custodian (“State Street”) provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In deciding whether to approve the Agreement, the Board considered various factors, including the (i) nature, extent and quality of services provided by the Adviser with respect to the SPDR ETFs under the Agreement, (ii) investment performance of the SPDR ETFs, (iii) profits realized by the Adviser and its affiliates from its relationship with the Trust, (iv) fees charged to comparable funds, (v) other benefits to the Adviser, and (vi) extent to which economies of scale would be shared as the SPDR ETFs grow.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser. In doing so, the Trustees relied on their prior experience in overseeing the management of the Trust and the materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s responsibilities for managing investment operations of each of the SPDR ETFs in accordance with each SPDR ETF’s investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the nature of the SPDR ETFs as exchange-traded funds and the experience and expertise of the Adviser in managing exchange-traded funds. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the SPDR ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and ensuring each SPDR ETF’s compliance with its investment objectives and policies, and applicable laws and regulations. The Board further considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates which make up State Street Global Advisors, through which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and exchange-traded funds in particular. The Board specifically considered the Adviser’s experience in managing fixed income exchange-traded funds with index-based investment objectives.
Investment Performance
The Board then reviewed the SPDR ETFs’ performance, noting that the distinctive indexed investment objective of each of the SPDR ETFs made analysis of investment performance, in absolute terms, less of a priority than that which normally attaches to the performance of actively-managed funds. The Board focused on the extent to which each SPDR ETF achieved its objective as a passively-managed index fund and reviewed information regarding such SPDR ETFs’ index tracking.

SPDR SERIES TRUST
OTHER INFORMATION  (continued)
June 30, 2022 (Unaudited)

Profits Realized by the Adviser
The Board considered the profitability of the advisory arrangement with the SPDR ETFs to the Adviser and its affiliates, including data on the SPDR ETFs’ historical profitability to these entities. The Board, including the Independent Trustees, with their independent legal counsel, had the opportunity to discuss, with representatives of the Adviser and State Street, methodologies used in computing costs that formed the bases of profitability calculations.
Fees Charged to Comparable Funds
The Board evaluated each SPDR ETF’s unitary fee through review of comparative information with respect to fees paid by similar funds – i.e., exchange-traded funds tracking similar fixed income indexes. The Board reviewed the universe of similar exchange-traded funds for each SPDR ETF based upon data independently obtained from Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so, the Board used a fund by fund analysis of the data. In certain instances as considered appropriate by the Board, the Board explored with management the reasons for the differences between a SPDR ETF’s fee and fees paid by similar funds.
Other Benefits
The Board also considered whether the Adviser or its affiliates benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale or other efficiencies that may result as each SPDR ETF’s assets grow in size. The Board noted that the advisory fee rate for each SPDR ETF does not provide for breakpoints as assets of a SPDR ETF increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been taken into consideration for the SPDR ETFs by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the SPDR ETFs from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the SPDR ETFs grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee, the Board, including the Independent Trustees voting separately, approved the continuation of the Agreement for each SPDR ETF. In approving the continuance of the Agreement, the Board, including the Independent Trustees voting separately, found that the terms of the Agreement are fair and reasonable and that the continuance of the Agreement is in the best interests of the applicable SPDR ETF and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser with respect to the SPDR ETFs were appropriate; (b) the performance and, more importantly, the index tracking, of each SPDR ETF had been satisfactory or the Adviser had demonstrated due attention to the remediation of underperformance, where appropriate; (c) the Adviser’s unitary fee for each SPDR ETF considered in relation to the services provided, and in relation to the fees charged to comparable funds, was reasonable; (d) the profitability of the Trust’s relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser or its affiliates were not of a magnitude to materially affect the Board’s conclusions; and (f) the fees paid to the Adviser adequately shared the economies of scale with respect to the SPDR ETFs by way of the relatively low fee structure of the Trust.

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SPDR Series Trust
Trustees
Dwight D. Churchill
Clare S. Richer
James E. Ross, Interested Non-management Trustee
Sandra G. Sponem
Carl G. Verboncoeur, Chairman
Investment Manager and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, MA 02210
Custodian, Sub-Administrator
and Transfer Agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR® Series Trust - Fixed Income Funds
For more complete information, please call 1.866.787.2257 or visit https://www.ssga.com/spdrs today.
State Street Global Advisors
One Iron Street
Boston, MA 02210
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
Bonds generally present less short-term risk and volatility than stocks, but contain interest rate risk (as interest rates rise bond prices usually fall); issuer default risk; issuer credit risk; liquidity risk; and inflation risk. These effects are usually pronounced for longer-term securities. Any fixed income security sold or redeemed prior to maturity may be subject to a substantial gain or loss.
BLOOMBERG®, a trademark and service mark of Bloomberg Finance L.P. and its affiliates, has been licensed for use in connection with the listing and trading of the SPDR Bloomberg ETFs.
London Stock Exchange Group plc and its group undertakings (collectively, the "LSE Group"). © LSE Group 2020. FTSE Russell is a trading name of certain of the LSE Group companies. "FTSE®" is a trade mark(s) of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company's express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. Certain State Street affiliates provide services and receive fees from the SPDR ETFs.
Before investing, consider a Fund's investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 1.866.787.2257 or visit www.sssga.com/spdrs. Read it carefully.
Not FDIC Insured. No Bank Guarantee. May Lose Value.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.
© 2022 State Street Corporation - All Rights Reserved
SPDRSERTRYESAR

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 5. Audit Committees of Listed Registrants.

Not applicable to this filing; this Form N-CSR is a Semi-Annual Report.

Item 6. Investments.

(a)	A Schedule of Investments for each applicable series of the registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Bruce S. Rosenberg, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ( the “1940 Act”) and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Rosenberg determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the U.S. Securities and Exchange Commission.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the registrant.

(b) Not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Separate certifications required by Rule 30a-2(a) under the 1940 Act for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3)	Not applicable to the registrant.

(a)(4)	Not applicable.

(b)	A single certification required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934, as amended, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	September 7, 2022

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer and Principal Financial Officer

Date:	September 7, 2022